UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05514
Wilmington Funds
(Exact name of registrant as specified in charter)

Wilmington Funds Management Corporation
Rodney Square North
1100 North Market Street, Wilmington, DE 19890
(Address of principal executive offices) (Zip code)
Registrant's telephone number, including area code:
302-651-8409
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2025
Item 1. Reports to Shareholders.
(a) The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Wilmington U.S. Government
Money Market Fund
Administrative Class | WAGXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Administrative Class)	$31	0.60%*
*	Annualized
Key Fund Statistics
Fund net assets	$10,239,795,871
Total number of portfolio holdings	63
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	42.0%
Repurchase Agreements	40.6%
U.S. Government Agency Obligations	15.2%
Money Market Fund	2.2%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WAGXX-1025
Wilmington U.S. Government Money Market Fund

Wilmington U.S. Government
Money Market Fund
Institutional Class | WGOXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Institutional Class)	$13	0.25%*
*	Annualized
Key Fund Statistics
Fund net assets	$10,239,795,871
Total number of portfolio holdings	63
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	42.0%
Repurchase Agreements	40.6%
U.S. Government Agency Obligations	15.2%
Money Market Fund	2.2%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WGOXX-1025
Wilmington U.S. Government Money Market Fund

Wilmington U.S. Government
Money Market Fund
Select Class | WGEXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Select Class)	$16	0.32%*
*	Annualized
Key Fund Statistics
Fund net assets	$10,239,795,871
Total number of portfolio holdings	63
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	42.0%
Repurchase Agreements	40.6%
U.S. Government Agency Obligations	15.2%
Money Market Fund	2.2%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WGEXX-1025
Wilmington U.S. Government Money Market Fund

Wilmington U.S. Government
Money Market Fund
Service Class | WGSXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Service Class)	$33	0.64%*
*	Annualized
Key Fund Statistics
Fund net assets	$10,239,795,871
Total number of portfolio holdings	63
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	42.0%
Repurchase Agreements	40.6%
U.S. Government Agency Obligations	15.2%
Money Market Fund	2.2%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WGSXX-1025
Wilmington U.S. Government Money Market Fund
Wilmington U.S. Government
Money Market Fund
Preferred Institutional Class | WGQXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Preferred Institutional Class)	$8	0.16%*
*	Annualized
Key Fund Statistics
Fund net assets	$10,239,795,871
Total number of portfolio holdings	63
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	42.0%
Repurchase Agreements	40.6%
U.S. Government Agency Obligations	15.2%
Money Market Fund	2.2%
Where can I find more information?
For more information about Wilmington U.S. Government Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WGQXX-1025
Wilmington U.S. Government Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Administrative Class | WTAXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Administrative Class)	$31	0.60%*
*	Annualized
Key Fund Statistics
Fund net assets	$2,426,285,731
Total number of portfolio holdings	33
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	62.4%
Repurchase Agreements	36.4%
Money Market Fund	1.2%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WTAXX-1025
Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Institutional Class | WTIXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Institutional Class)	$13	0.25%*
*	Annualized
Key Fund Statistics
Fund net assets	$2,426,285,731
Total number of portfolio holdings	33
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	62.4%
Repurchase Agreements	36.4%
Money Market Fund	1.2%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WTIXX-1025
Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Select Class | WTEXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Select Class)	$16	0.32%*
*	Annualized
Key Fund Statistics
Fund net assets	$2,426,285,731
Total number of portfolio holdings	33
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	62.4%
Repurchase Agreements	36.4%
Money Market Fund	1.2%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WTEXX-1025
Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Service Class | WTSXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Service Class)	$24	0.48%*
*	Annualized
Key Fund Statistics
Fund net assets	$2,426,285,731
Total number of portfolio holdings	33
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	62.4%
Repurchase Agreements	36.4%
Money Market Fund	1.2%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WTSXX-1025
Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Treasury
Money Market Fund
Preferred Institutional Class | WTQXX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Preferred Institutional Class)	$8	0.16%*
*	Annualized
Key Fund Statistics
Fund net assets	$2,426,285,731
Total number of portfolio holdings	33
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	62.4%
Repurchase Agreements	36.4%
Money Market Fund	1.2%
Where can I find more information?
For more information about Wilmington U.S. Treasury Money Market Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WTQXX-1025
Wilmington U.S. Treasury Money Market Fund
Wilmington Broad Market Bond Fund
Class A | WABMX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class A)	$36	0.70%*
*	Annualized
Key Fund Statistics
Fund net assets	$698,858,403
Total number of portfolio holdings	422
Portfolio turnover rate as of the end of the reporting period	13%
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	36.2%
Corporate Bonds	34.2%
Mortgage-Backed Securities	25.0%
Cash Collateral Invested for Securities on Loan	2.4%
Government Agencies	1.2%
Money Market Fund	1.0%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	26.2%
U.S. Treasury Obligations	36.2%
AA / Aa	0.6%
A / A	9.9%
BBB / Baa	22.1%
BB / Ba	1.6%
Not Rated	3.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Broad Market Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WABMX-1025
Wilmington Broad Market Bond Fund

Wilmington Broad Market Bond Fund
Class I | WIBMX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class I)	$22	0.43%*
*	Annualized
Key Fund Statistics
Fund net assets	$698,858,403
Total number of portfolio holdings	422
Portfolio turnover rate as of the end of the reporting period	13%
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	36.2%
Corporate Bonds	34.2%
Mortgage-Backed Securities	25.0%
Cash Collateral Invested for Securities on Loan	2.4%
Government Agencies	1.2%
Money Market Fund	1.0%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	26.2%
U.S. Treasury Obligations	36.2%
AA / Aa	0.6%
A / A	9.9%
BBB / Baa	22.1%
BB / Ba	1.6%
Not Rated	3.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Broad Market Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WIBMX-1025
Wilmington Broad Market Bond Fund

Wilmington Municipal Bond Fund
Class A | WTABX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class A)	$37	0.72%*
*	Annualized
Key Fund Statistics
Fund net assets	$367,452,784
Total number of portfolio holdings	211
Portfolio turnover rate as of the end of the reporting period	7%
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	21.9%
Medical	14.0%
General Obligations	13.8%
Airport	11.5%
Higher Education	9.5%
Transportation	8.5%
Power	6.8%
School District	5.1%
Education	2.4%
Water	2.2%
Utilities	1.7%
Student Loan	1.4%
Development	0.8%
Tobacco Settlement	0.3%
Housing	0.1%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	9.8%
AA / Aa	27.6%
A / A	47.9%
BBB / Baa	12.2%
Not Rated	2.5%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WTABX-1025
Wilmington Municipal Bond Fund

Wilmington Municipal Bond Fund
Class I | WTAIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class I)	$24	0.47%*
*	Annualized
Key Fund Statistics
Fund net assets	$367,452,784
Total number of portfolio holdings	211
Portfolio turnover rate as of the end of the reporting period	7%
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	21.9%
Medical	14.0%
General Obligations	13.8%
Airport	11.5%
Higher Education	9.5%
Transportation	8.5%
Power	6.8%
School District	5.1%
Education	2.4%
Water	2.2%
Utilities	1.7%
Student Loan	1.4%
Development	0.8%
Tobacco Settlement	0.3%
Housing	0.1%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	9.8%
AA / Aa	27.6%
A / A	47.9%
BBB / Baa	12.2%
Not Rated	2.5%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WTAIX-1025
Wilmington Municipal Bond Fund

Wilmington New York
Municipal Bond Fund
Class A | WNYAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class A)	$42	0.81%*
*	Annualized
Key Fund Statistics
Fund net assets	$40,230,609
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	5%
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	21.5%
General Obligations	14.1%
Higher Education	12.8%
Education	11.4%
Airport	8.2%
Medical	7.1%
School District	5.2%
Transportation	4.7%
Development	4.6%
Water	4.2%
Utilities	3.1%
Power	2.7%
Money Market Fund	0.4%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	7.0%
AA / Aa	47.5%
A / A	26.2%
BBB / Baa	18.9%
Not Rated	0.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington New York Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WNYAX-1025
Wilmington New York Municipal Bond Fund

Wilmington New York
Municipal Bond Fund
Class I | WNYIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class I)	$29	0.56%*
*	Annualized
Key Fund Statistics
Fund net assets	$40,230,609
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	5%
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	21.5%
General Obligations	14.1%
Higher Education	12.8%
Education	11.4%
Airport	8.2%
Medical	7.1%
School District	5.2%
Transportation	4.7%
Development	4.6%
Water	4.2%
Utilities	3.1%
Power	2.7%
Money Market Fund	0.4%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	7.0%
AA / Aa	47.5%
A / A	26.2%
BBB / Baa	18.9%
Not Rated	0.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Where can I find more information?
For more information about Wilmington New York Municipal Bond Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WNYIX-1025
Wilmington New York Municipal Bond Fund

Wilmington Enhanced Dividend
Income Strategy Fund
Class A | WDIAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class A)	$41	0.75%*
*	Annualized
Key Fund Statistics
Fund net assets	$86,798,848
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	6%

What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	95.9%
Money Market Fund	2.5%
Cash Collateral Invested for Securities on Loan	1.6%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	23.4%
Information Technology	15.5%
Health Care	13.0%
Industrials	10.8%
Energy	7.4%
Consumer Staples	7.3%
Utilities	5.8%
Consumer Discretionary	4.2%
Real Estate	3.6%
Communication Services	3.5%
Materials	1.4%
Where can I find more information?
For more information about Wilmington Enhanced Dividend Income Strategy Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WDIAX-1025
Wilmington Enhanced Dividend Income Strategy Fund

Wilmington Enhanced Dividend
Income Strategy Fund
Class I | WDIIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class I)	$27	0.50%*
*	Annualized
Key Fund Statistics
Fund net assets	$86,798,848
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	6%

What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	95.9%
Money Market Fund	2.5%
Cash Collateral Invested for Securities on Loan	1.6%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	23.4%
Information Technology	15.5%
Health Care	13.0%
Industrials	10.8%
Energy	7.4%
Consumer Staples	7.3%
Utilities	5.8%
Consumer Discretionary	4.2%
Real Estate	3.6%
Communication Services	3.5%
Materials	1.4%
Where can I find more information?
For more information about Wilmington Enhanced Dividend Income Strategy Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WDIIX-1025
Wilmington Enhanced Dividend Income Strategy Fund

Wilmington Large-Cap Strategy Fund
Class I | WMLIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington Large-Cap Strategy Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Large-Cap Strategy Fund (Class I)	$14	0.25%*
*	Annualized
Key Fund Statistics
Fund net assets	$622,196,002
Total number of portfolio holdings	1,038
Portfolio turnover rate as of the end of the reporting period	4%

What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	99.3%
Cash Collateral Invested for Securities on Loan	0.5%
Investment Companies	0.2%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Information Technology	34.1%
Financials	13.0%
Consumer Discretionary	10.6%
Communication Services	9.8%
Industrials	9.1%
Health Care	9.0%
Consumer Staples	4.5%
Energy	2.8%
Utilities	2.3%
Real Estate	2.1%
Materials	2.0%
Where can I find more information?
For more information about Wilmington Large-Cap Strategy Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WMLIX-1025
Wilmington Large-Cap Strategy Fund

Wilmington International Fund
Class A | WINAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class A)	$59	1.08%*
*	Annualized
Key Fund Statistics
Fund net assets	$537,957,192
Total number of portfolio holdings	357
Portfolio turnover rate as of the end of the reporting period	19%
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	92.5%
Exchange-Traded Funds	3.5%
Cash Collateral Invested for Securities on Loan	3.2%
Money Market Fund	0.8%
Long Equity Index Futures (Notional Value)	0.8%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	21.9%
Information Technology	14.6%
Industrials	13.6%
Consumer Discretionary	9.4%
Health Care	8.5%
Consumer Staples	7.1%
Communication Services	5.3%
Materials	5.1%
Energy	3.0%
Utilities	2.4%
Real Estate	1.6%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.8%
United Kingdom	10.5%
United States	9.2%
China	7.8%
Taiwan	6.4%
Canada	6.2%
Germany	5.5%
France	4.9%
South Korea	3.8%
Netherlands	2.8%
Hong Kong	2.3%
Australia	2.0%
South Africa	1.7%
India	1.5%
Sweden	1.5%
Austria	1.4%
Spain	1.4%
Mexico	1.3%
Brazil	1.3%
Denmark	1.1%
Indonesia	1.0%
Norway	1.0%
Switzerland	1.0%
Other Countries	6.6%
Where can I find more information?
For more information about Wilmington International Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WINAX-1025
Wilmington International Fund

Wilmington International Fund
Class I | WINIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class I)	$45	0.83%*
*	Annualized
Key Fund Statistics
Fund net assets	$537,957,192
Total number of portfolio holdings	357
Portfolio turnover rate as of the end of the reporting period	19%
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	92.5%
Exchange-Traded Funds	3.5%
Cash Collateral Invested for Securities on Loan	3.2%
Money Market Fund	0.8%
Long Equity Index Futures (Notional Value)	0.8%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	21.9%
Information Technology	14.6%
Industrials	13.6%
Consumer Discretionary	9.4%
Health Care	8.5%
Consumer Staples	7.1%
Communication Services	5.3%
Materials	5.1%
Energy	3.0%
Utilities	2.4%
Real Estate	1.6%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.8%
United Kingdom	10.5%
United States	9.2%
China	7.8%
Taiwan	6.4%
Canada	6.2%
Germany	5.5%
France	4.9%
South Korea	3.8%
Netherlands	2.8%
Hong Kong	2.3%
Australia	2.0%
South Africa	1.7%
India	1.5%
Sweden	1.5%
Austria	1.4%
Spain	1.4%
Mexico	1.3%
Brazil	1.3%
Denmark	1.1%
Indonesia	1.0%
Norway	1.0%
Switzerland	1.0%
Other Countries	6.6%
Where can I find more information?
For more information about Wilmington International Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WINIX-1025
Wilmington International Fund

Wilmington Global Alpha Equities Fund
Class A | WRAAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class A)	$77	1.49%*
*	Annualized
Key Fund Statistics
Fund net assets	$232,590,778
Total number of portfolio holdings	727
Portfolio turnover rate as of the end of the reporting period	26%
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	96.7%
Money Market Fund	2.9%
Exchange-Traded Funds	0.2%
Preferred Stocks	0.2%
Long Equity Index Futures (Notional Value)	1.4%
Short Equity Index Futures (Notional Value)	(49.6)%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	19.5%
Information Technology	17.5%
Industrials	14.1%
Consumer Discretionary	10.1%
Health Care	9.1%
Communication Services	8.0%
Consumer Staples	6.5%
Materials	4.0%
Utilities	3.2%
Energy	2.9%
Real Estate	1.8%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	49.0%
Japan	13.3%
United Kingdom	6.4%
China	4.3%
France	4.0%
Canada	2.3%
Netherlands	2.1%
Germany	2.0%
Hong Kong	1.9%
Italy	1.4%
Switzerland	1.1%
Brazil	1.1%
Other Countries	8.2%
Where can I find more information?
For more information about Wilmington Global Alpha Equities Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WRAAX-1025
Wilmington Global Alpha Equities Fund

Wilmington Global Alpha Equities Fund
Class I | WRAIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class I)	$64	1.24%*
*	Annualized
Key Fund Statistics
Fund net assets	$232,590,778
Total number of portfolio holdings	727
Portfolio turnover rate as of the end of the reporting period	26%
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	96.7%
Money Market Fund	2.9%
Exchange-Traded Funds	0.2%
Preferred Stocks	0.2%
Long Equity Index Futures (Notional Value)	1.4%
Short Equity Index Futures (Notional Value)	(49.6)%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	19.5%
Information Technology	17.5%
Industrials	14.1%
Consumer Discretionary	10.1%
Health Care	9.1%
Communication Services	8.0%
Consumer Staples	6.5%
Materials	4.0%
Utilities	3.2%
Energy	2.9%
Real Estate	1.8%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	49.0%
Japan	13.3%
United Kingdom	6.4%
China	4.3%
France	4.0%
Canada	2.3%
Netherlands	2.1%
Germany	2.0%
Hong Kong	1.9%
Italy	1.4%
Switzerland	1.1%
Brazil	1.1%
Other Countries	8.2%
Where can I find more information?
For more information about Wilmington Global Alpha Equities Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WRAIX-1025
Wilmington Global Alpha Equities Fund

Wilmington Real Asset Fund
Class A | WMMRX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class A)	$43	0.82%*
*	Annualized
Key Fund Statistics
Fund net assets	$414,240,631
Total number of portfolio holdings	425
Portfolio turnover rate as of the end of the reporting period	1%
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	31.3%
Real Estate Related Exchange-Traded Funds	8.6%
Real Estate Related Common Stocks	7.0%
Real Estate Related Investment Company	2.9%
Commodity Related Investment Companies	44.3%
Commodity Related Exchange-Traded Funds	1.6%
Money Market Fund	0.3%
Cash Collateral Invested for Securities on Loan	4.0%
Where can I find more information?
For more information about Wilmington Real Asset Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WMMRX-1025
Wilmington Real Asset Fund

Wilmington Real Asset Fund
Class I | WMRIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class I)	$30	0.57%*
*	Annualized
Key Fund Statistics
Fund net assets	$414,240,631
Total number of portfolio holdings	425
Portfolio turnover rate as of the end of the reporting period	1%
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	31.3%
Real Estate Related Exchange-Traded Funds	8.6%
Real Estate Related Common Stocks	7.0%
Real Estate Related Investment Company	2.9%
Commodity Related Investment Companies	44.3%
Commodity Related Exchange-Traded Funds	1.6%
Money Market Fund	0.3%
Cash Collateral Invested for Securities on Loan	4.0%
Where can I find more information?
For more information about Wilmington Real Asset Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, please contact us at 1-800-836-2211, or visit wilmingtonfunds.com/fundreports.
ALPS Distributors, Inc. is the distributor of the Wilmington Funds.
WT-SAR-WMRIX-1025
Wilmington Real Asset Fund

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual financial statements and other information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are included in the semi-annual financial statements and other information are attached herewith.

October 31, 2025 (unaudited) PRESIDENT’S MESSAGE AND SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION WILMINGTON FUNDS Equity Funds Wilmington Enhanced Dividend Income Strategy Fund Wilmington Large-Cap Strategy Fund

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Financial Statements of the Enhanced Dividend Income Strategy Fund and Large-Cap Strategy Fund (the “Funds”), covering the Funds’ semi-annual fiscal period of May 1, 2025, through October 31, 2025.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively) have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The semiannual fiscal period unfolded against a backdrop of sweeping policy changes and heightened economic uncertainty in the wake of the landmark “Liberation Day” tariff announcement. This period was further defined by pivotal political developments, including the passage of President Trump’s “One Big Beautiful Bill” in July. This legislation extended most of the 2017 tax cuts that were set to expire in December and introduced transformative new tax and spending measures. An ongoing government shutdown late in the period obfuscated the economic picture by halting the flow of economic data and leaving policymakers and investors to navigate critical decisions without timely information.

Tariffs continued to dominate headlines early in the period as trade war tensions escalated. President Trump issued a series of rapid-fire announcements, raising tariff rates on several of the United States’ largest trading partners. As the period progressed, the tariff threat appeared to soften as major trade agreements were reached, though sporadic sector-specific adjustments persisted. Looking ahead, a major legal test looms as the Supreme Court prepares to rule—likely in 2026—on the legality of President Trump’s use of the International Emergency Economic Powers Act (IEEPA) to impose sweeping global tariffs.

On the economic front, prior to the shutdown, the labor market showed signs of softening, with job growth slowing and major revisions pulling employment figures toward contractionary territory. The unemployment rate ticked up to 4.3%, though layoffs remained subdued. Wage growth decelerated, and the bulk of job gains were concentrated in healthcare, while cyclical sectors shed jobs.

Gross Domestic Product (“GDP”) growth for Q2 (reported in August) rebounded into positive territory, but underlying drivers, including private spending by consumers and firms, slowed to the weakest pace in the post-pandemic period. Despite recessionary concerns, retail sales showed improvement and upside surprise throughout the summer, though much of the nominal growth reflected higher prices due to tariffs. Inflation pressures nudged up slightly, with both headline and core Consumer Price Index (“CPI”) running at 3% year-over-year and tariff-driven price increases in core goods largely offset by easing shelter costs.

As for monetary policy, the Federal Reserve (the “Fed”) restarted its rate-cutting cycle, reducing the federal funds rate by a cumulative 50 basis points1, bringing the target range to 3.75%–4.00%. The Fed also ended quantitative tightening. Chair Powell’s cautious tone and signs of division amongst committee members highlighted growing uncertainty about the path forward.

Bond markets

Fixed income markets were largely positive during the period, propelled by two successive and well-telegraphed rate cuts from the Federal Reserve, leading to modestly lower yields across the curve. The 10-year Treasury yield fell 8 basis points to 4.08%, while the 2-year yield dropped 3 basis points to 3.57%, approaching its lowest level since mid-2022. Against this backdrop of easing monetary policy, the Bloomberg U.S. Aggregate Bond Index advanced 3.5%, reflecting broad-based gains across investment-grade sectors. Market volatility remained notably subdued, as measured by the MOVE Index2, and credit spreads persisted at historically tight levels, underscoring stability in the fixed income landscape.

For the six-month period May 1, 2025 to October 31, 2025, certain Bloomberg indices performed as follows:3

Bloomberg U.S. Treasury Bond Index[4]	Bloomberg U.S. Aggregate Bond Index[5]	Bloomberg U.S. Credit Bond Index[6]	Bloomberg Municipal Bond Index[7]	Bloomberg U.S. Corporate High Yield Bond Index[8]

2.36%	3.50%	4.83%	4.99%	6.34%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

October 31, 2025 / PRESIDENT’S MESSAGE

ii

Equity markets

U.S. equity markets were among the strongest of any 6-month period on record, with large-cap and small-cap stocks both returning more than +20% and delivering gains in every monthly period. The S&P 500 advanced +23.60%, driven by tech and AI-related enthusiasm. Technology (+46.4%), Communication Services (+34.2%), and Consumer Discretionary (+25.5%) led the market, while AI-levered sectors such as Utilities (+14.4%) also posted strong gains. Consumer Staples (-4.7%) was the only sector to decline, pressured by tariff-related headwinds and weakness among lower-end consumers.

International equities were similarly robust. Emerging markets surged (+27.41%) on signs of easing U.S.-China tensions, while developed markets, measured by the MSCI EAFE (Net) Index, gained a solid +13.29%, marking a strong period for global equities.

For the six-month period May 1, 2025 to October 31, 2025, certain stock market indices performed as follows:

S&P 500® Index[9]	Russell 2000® Index[10]	MSCI EAFE (Net) Index11	MSCI Emerging Markets (Net) Index[12]

23.60%	27.09%	13.29%	27.41%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

November 18, 2025

PRESIDENT’S MESSAGE / October 31, 2025

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.

MOVE Index is a market-implied measure of bond market volatility that calculates the implied volatility of U.S. Treasury options using a weighted average of option prices on Treasury futures across multiple maturities (2, 5, 10, and 30 years).

3.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

4.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

8.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. The index is unmanaged and investments cannot be made directly in an index.

9.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

10.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $9.7 million to $11.4 billion. The index is unmanaged and investments cannot be made directly in an index.

11.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

12.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

October 31, 2025 / PRESIDENT’S MESSAGE

1

Wilmington Enhanced Dividend Income Strategy Fund

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 97.5%

COMMUNICATION SERVICES – 3.6%

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.3%

Verizon Communications, Inc.	50,500	$2,006,870

MEDIA – 1.3%

Omnicom Group, Inc.	14,950	1,121,549

TOTAL COMMUNICATION SERVICES		$3,128,419

CONSUMER DISCRETIONARY – 4.2%

HOTELS, RESTAURANTS & LEISURE – 2.6%

McDonald’s Corp.	3,200	954,976

Restaurant Brands International, Inc.	1	66

Starbucks Corp.	16,500	1,334,355

		$2,289,397

SPECIALTY RETAIL – 1.6%

Home Depot, Inc. (The)	3,685	1,398,789

TOTAL CONSUMER DISCRETIONARY		$3,688,186

CONSUMER STAPLES – 7.4%

BEVERAGES – 1.2%

PepsiCo., Inc.	7,500	1,095,675

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.3%

Target Corp.	12,600	1,168,272

HOUSEHOLD PRODUCTS – 1.3%

Procter & Gamble Co. (The)	7,400	1,112,738

PERSONAL CARE PRODUCTS – 1.9%

Unilever PLC, ADR#	26,900	1,619,111

TOBACCO – 1.7%

Philip Morris International, Inc.	10,200	1,472,166

TOTAL CONSUMER STAPLES		$6,467,962

ENERGY – 7.6%

OIL, GAS & CONSUMABLE FUELS – 7.6%

Chevron Corp.	13,250	2,089,790

Enbridge, Inc.	23,600	1,100,232

Exxon Mobil Corp.	13,550	1,549,578

Valero Energy Corp.	10,750	1,822,770

TOTAL ENERGY		$6,562,370

FINANCIALS – 23.8%

BANKS – 11.9%

Bank of America Corp.	77,000	4,115,650

JPMorgan Chase & Co.	16,250	5,055,700

Regions Financial Corp.	48,800	1,180,960

Toronto-Dominion Bank (The)	1	82

		$10,352,392

CAPITAL MARKETS – 7.6%

Blackrock, Inc.	1,875	2,030,269

Description	Number of Shares	Value

CME Group, Inc.	5,250	$1,393,822

Morgan Stanley	19,100	3,132,400

		$6,556,491

INSURANCE – 4.3%

MetLife, Inc.	22,925	1,829,874

Old Republic International Corp.	48,200	1,901,972

		$3,731,846

TOTAL FINANCIALS		$20,640,729

HEALTH CARE – 13.2%

BIOTECHNOLOGY – 2.7%

AbbVie, Inc.	10,625	2,316,675

HEALTH CARE EQUIPMENT & SUPPLIES – 2.1%

Medtronic PLC	20,000	1,814,000

HEALTH CARE PROVIDERS & SERVICES – 2.0%

UnitedHealth Group, Inc.	5,020	1,714,631

PHARMACEUTICALS – 6.4%

Johnson & Johnson	13,300	2,511,971

Pfizer, Inc.	66,000	1,626,900

Sanofi SA, ADR	28,650	1,449,117

		$5,587,988

TOTAL HEALTH CARE		$11,433,294

INDUSTRIALS – 11.0%

AEROSPACE & DEFENSE – 1.5%

Lockheed Martin Corp.	2,600	1,278,888

AIR FREIGHT & LOGISTICS – 0.0%**

United Parcel Service, Inc., Class B	1	96

BUILDING PRODUCTS – 3.7%

Johnson Controls International PLC	27,900	3,191,481

ELECTRICAL EQUIPMENT – 0.0%**

nVent Electric PLC	1	114

GROUND TRANSPORTATION – 1.3%

Union Pacific Corp.	5,375	1,184,489

MACHINERY – 4.5%

Caterpillar, Inc.	4,525	2,612,102

PACCAR, Inc.	13,050	1,284,120

		$3,896,222

TOTAL INDUSTRIALS		$9,551,290

INFORMATION TECHNOLOGY – 15.7%

COMMUNICATIONS EQUIPMENT – 2.9%

Cisco Systems, Inc.	34,900	2,551,539

IT SERVICES – 3.0%

International Business Machines Corp.	8,400	2,582,244

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 9.8%

Broadcom, Inc.	11,425	4,223,022

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

2	PORTFOLIOS OF INVESTMENTS

Wilmington Enhanced Dividend Income Strategy Fund (continued)

Description	Number of Shares	Value

QUALCOMM, Inc.	14,600	$2,641,140

Texas Instruments, Inc.	10,150	1,638,819

		$8,502,981

TOTAL INFORMATION TECHNOLOGY		$13,636,764

MATERIALS – 1.4%

CHEMICALS – 1.4%

Air Products & Chemicals, Inc.	4,900	1,188,691

TOTAL MATERIALS		$1,188,691

REAL ESTATE – 3.7%

HEALTH CARE REITS – 1.2%

Healthpeak Properties, Inc.	57,500	1,032,125

RESIDENTIAL REITS – 1.3%

AvalonBay Communities, Inc.	6,400	1,113,088

SPECIALIZED REITS – 1.2%

VICI Properties, Inc.	35,600	1,067,644

TOTAL REAL ESTATE		$3,212,857

UTILITIES – 5.9%

ELECTRIC UTILITIES – 5.9%

American Electric Power Co., Inc.	17,200	2,068,472

Duke Energy Corp.	15,600	1,939,080

NextEra Energy, Inc.	13,300	1,082,620

TOTAL UTILITIES		$5,090,172

TOTAL COMMON STOCKS (COST $58,792,240)		$84,600,734

MONEY MARKET FUND – 2.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%^	2,197,383	2,197,383

TOTAL MONEY MARKET FUND (COST $2,197,383)		$2,197,383

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.7%

REPURCHASE AGREEMENTS – 1.7%

Bank of America Securities, Inc., 4.16%, dated 10/31/25, due 11/03/25, repurchase price $56,450, collateralized by U.S. Government Agency Securities, 2.00% to 6.00%, maturing 11/01/27 to 8/01/55; total market value of $57,559.	$56,430	56,430

Citadel Securities LLC, 4.26%, dated 10/31/25, due 11/03/25, repurchase price $271,010, collateralized by U.S. Treasury Securities, 0.00% to 4.88%, maturing 11/04/25 to 8/15/55; total market value of $276,430.	270,914	270,914

Description	Par Value	Value

Daiwa Capital Markets America, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $254,747, collateralized by U.S. Government Agency & Treasury Securities, 1.50% to 7.50%, maturing 6/30/27 to 10/20/55; total market value of $259,752.	$254,659	$254,659

Deutsche Bank Securities, Inc., 3.95%, dated 10/31/25, due 11/03/25, repurchase price $71,177, collateralized by U.S. Treasury Securities, 1.13% to 6.75%, maturing 2/15/26 to 8/15/55; total market value of $72,577.	71,154	71,154

HSBC Securities USA, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $254,747, collateralized by U.S. Government Agency Securities, 1.55% to 7.00%, maturing 1/01/32 to 6/01/55; total market value of $259,752.	254,659	254,659

HSBC Securities USA, Inc., 4.14%, dated 10/31/25, due 11/03/25, repurchase price $16,261, collateralized by U.S. Treasury Securities, 0.13% to 3.63%, maturing 7/15/30 to 2/15/51; total market value of $16,580.	16,255	16,255

Nomura Securities International, Inc., 4.14%, dated 10/31/25, due 11/03/25, repurchase price $254,747, collateralized by U.S. Government Agency Securities, 1.50% to 7.00%, maturing 4/01/31 to 11/01/55; total market value of $259,752.	254,659	254,659

RBC Dominion Securities, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $254,747, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/06/25 to 8/15/55; total market value of $259,752.	254,659	254,659

TOTAL REPURCHASE AGREEMENTS (COST $1,433,389)		$1,433,389

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,433,389)		$1,433,389

TOTAL INVESTMENTS – 101.7% (COST $62,423,012)		$88,231,506

COLLATERAL FOR SECURITIES ON LOAN – (1.7%)		(1,433,389)

OTHER ASSETS LESS LIABILITIES – 0.0%**		731

TOTAL NET ASSETS – 100.0%		$86,798,848

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	3

Wilmington Enhanced Dividend Income Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$84,600,734	$—	$—	$84,600,734

Money Market Fund	2,197,383	—	—	2,197,383

Repurchase Agreements	—	1,433,389	—	1,433,389

Total	$86,798,117	$1,433,389	$—	$88,231,506

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
**	Represents less than 0.05%.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

LLC	Limited Liability Corporation

PLC	Public Limited Company

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

4

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

COMMUNICATION SERVICES – 9.9%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%

AST SpaceMobile, Inc.*,#	1,900	$152,475

AT&T, Inc.	70,122	1,735,519

Frontier Communications Parent, Inc.*	2,500	94,400

GCI Liberty, Inc., Class C*	253	9,266

Iridium Communications, Inc.	750	14,363

Liberty Global Ltd., Class A*	1,150	12,650

Verizon Communications, Inc.	42,200	1,677,028

		$3,695,701

ENTERTAINMENT – 1.7%

Electronic Arts, Inc.	2,510	502,151

Liberty Media Corp. - Liberty Formula One, Class C*	2,085	208,187

Liberty Media Corp. - Liberty Formula One, Class A*	105	9,553

Liberty Media Corp. - Liberty Live, Class C*	535	48,369

Liberty Media Corp. - Liberty Live, Class A*	174	15,267

Live Nation Entertainment, Inc.*	1,470	219,809

Madison Square Garden Sports Corp.*	129	27,656

Netflix, Inc.*	4,200	4,699,212

Playtika Holding Corp.	100	367

ROBLOX Corp., Class A*	6,050	688,006

Roku, Inc.*	1,150	122,049

Spotify Technology SA*	1,500	982,980

Take-Two Interactive Software, Inc.*	1,768	453,262

TKO Group Holdings, Inc.	700	131,880

Walt Disney Co. (The)	17,898	2,015,673

Warner Bros Discovery, Inc.*	22,639	508,246

		$10,632,667

INTERACTIVE MEDIA & SERVICES – 7.0%

Alphabet, Inc., Class A*	57,320	16,117,811

Alphabet, Inc., Class C	46,840	13,200,449

Angi, Inc.*	498	6,609

IAC, Inc.*	600	19,332

Match Group, Inc.	2,242	72,506

Meta Platforms, Inc., Class A	21,525	13,955,734

Pinterest, Inc., Class A*	5,443	180,163

Reddit, Inc., Class A*	1,100	229,845

Trump Media & Technology Group Corp.*	1,050	16,091

ZoomInfo Technologies, Inc.*	5,700	63,954

		$43,862,494

MEDIA – 0.4%

Charter Communications, Inc., Class A*	932	217,939

Comcast Corp., Class A	37,100	1,032,678

Fox Corp., Class A	2,526	163,306

Fox Corp., Class B	1,090	63,667

GCI Liberty, Inc. Escrow Shares*,(1)	1,461	—

Interpublic Group of Cos., Inc. (The)	3,818	97,970

Description	Number of Shares	Value

Liberty Broadband Corp., Class C*	1,268	$68,244

New York Times Co. (The), Class A	1,500	85,485

News Corp., Class A	4,007	106,185

News Corp., Class B#	898	27,362

Nexstar Media Group, Inc.	300	58,719

Omnicom Group, Inc.	1,940	145,539

Paramount Skydance Corp., Class B	96	1,477

Sirius XM Holdings, Inc.	1,927	41,797

Trade Desk, Inc. (The), Class A*	4,150	208,662

		$2,319,030

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

Millicom International Cellular SA	850	40,044

T-Mobile US, Inc.	4,509	947,115

		$987,159

TOTAL COMMUNICATION SERVICES		$61,497,051

CONSUMER DISCRETIONARY – 10.6%

AUTOMOBILE COMPONENTS – 0.1%

Aptiv PLC*	2,250	182,475

BorgWarner, Inc.	2,280	97,949

Gentex Corp.	2,280	53,466

Lear Corp.	400	41,860

QuantumScape Corp.*	3,450	63,618

		$439,368

AUTOMOBILES – 2.3%

Ford Motor Co.	38,800	509,444

General Motors Co.	9,445	652,555

Harley-Davidson, Inc.	1,450	39,121

Lucid Group, Inc.*,#	1,434	25,454

Rivian Automotive, Inc., Class A*,#	7,600	103,132

Tesla, Inc.*	27,725	12,658,126

Thor Industries, Inc.	495	51,653

		$14,039,485

BROADLINE RETAIL – 3.9%

Amazon.com, Inc.*	94,435	23,062,916

Coupang, Inc.*	12,500	399,625

eBay, Inc.	4,660	378,904

Etsy, Inc.*	1,100	68,200

Kohl’s Corp.#	10	163

Macy’s, Inc.	1,900	37,031

Ollie’s Bargain Outlet Holdings, Inc.*	573	69,224

		$24,016,063

DISTRIBUTORS – 0.0%**

Genuine Parts Co.	1,320	168,049

LKQ Corp.	2,668	85,269

Pool Corp.	360	96,142

		$349,460

DIVERSIFIED CONSUMER SERVICES – 0.1%

ADT, Inc.	4,110	36,332

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Bright Horizons Family Solutions, Inc.*	533	$58,220

Duolingo, Inc.*	370	100,137

Grand Canyon Education, Inc.*	300	56,490

H&R Block, Inc.	1,300	64,662

Service Corp. International	1,270	106,058

		$421,899

HOTELS, RESTAURANTS & LEISURE – 1.9%

Airbnb, Inc., Class A*	4,150	525,141

Aramark	2,733	103,526

Booking Holdings, Inc.	335	1,701,043

Boyd Gaming Corp.	600	46,722

Caesars Entertainment, Inc.*	2,010	40,401

Carnival Corp.*	10,880	313,670

Cava Group, Inc.*	1,000	53,730

Chipotle Mexican Grill, Inc.*	13,280	420,843

Choice Hotels International, Inc.#	260	24,170

Churchill Downs, Inc.	700	69,440

Darden Restaurants, Inc.	1,150	207,172

Domino’s Pizza, Inc.	300	119,538

DoorDash, Inc., Class A*	3,520	895,382

DraftKings, Inc., Class A*	4,870	148,973

Dutch Bros, Inc., Class A*	1,200	66,648

Expedia Group, Inc.	1,202	264,440

Flutter Entertainment PLC*	1,700	395,403

Hilton Worldwide Holdings, Inc.	2,353	604,627

Hyatt Hotels Corp., Class A#	400	54,964

Las Vegas Sands Corp.	3,270	194,074

Light & Wonder, Inc.*	800	58,160

Marriott International, Inc., Class A	2,276	593,080

McDonald’s Corp.	7,109	2,121,539

MGM Resorts International*	2,100	67,263

Norwegian Cruise Line Holdings Ltd.*	4,700	105,374

Penn Entertainment, Inc.*	1,450	23,867

Planet Fitness, Inc., Class A*	878	79,626

Restaurant Brands International LP	47	3,152

Restaurant Brands International, Inc.	2,950	193,786

Royal Caribbean Cruises Ltd.	2,530	725,680

Starbucks Corp.	11,220	907,361

Texas Roadhouse, Inc.	700	114,506

Travel + Leisure Co.	510	32,018

Vail Resorts, Inc.	378	56,069

Viking Holdings Ltd.*	1,950	118,658

Wendy’s Co. (The)	2,060	17,592

Wingstop, Inc.	250	54,158

Wyndham Hotels & Resorts, Inc.	760	55,807

Wynn Resorts Ltd.	918	109,233

Yum! Brands, Inc.	2,820	389,752

		$12,076,588

HOUSEHOLD DURABLES – 0.3%

DR Horton, Inc.	2,570	383,135

Garmin Ltd.	1,590	340,165

Leggett & Platt, Inc.	1,065	9,947

Lennar Corp., Class A	2,310	285,909

Lennar Corp., Class B	76	8,972

Mohawk Industries, Inc.*	555	63,070

Newell Brands, Inc.	5,214	17,728

Description	Number of Shares	Value

NVR, Inc.*	30	$216,325

PulteGroup, Inc.	1,890	226,554

SharkNinja, Inc.*	650	55,575

Somnigroup International, Inc.	1,950	154,713

Toll Brothers, Inc.	1,050	141,697

TopBuild Corp.*	300	126,744

Whirlpool Corp.#	535	38,322

		$2,068,856

LEISURE PRODUCTS – 0.0%**

Brunswick Corp.	750	49,582

Hasbro, Inc.	1,290	98,440

Mattel, Inc.*	3,400	62,492

YETI Holdings, Inc.*	1,050	35,690

		$246,204

SPECIALTY RETAIL – 1.7%

AutoNation, Inc.*	250	49,968

AutoZone, Inc.*	170	624,653

Bath & Body Works, Inc.	2,305	56,426

Best Buy Co., Inc.	1,880	154,423

Burlington Stores, Inc.*	645	176,466

CarMax, Inc.*	1,450	60,769

Carvana Co.*	1,250	383,175

Chewy, Inc., Class A*	2,100	70,812

Dick’s Sporting Goods, Inc.	550	121,797

Five Below, Inc.*	528	83,039

Floor & Decor Holdings, Inc., Class A*	1,060	66,229

GameStop Corp., Class A*	4,250	94,732

GameStop Corp., Class A*	424	1,272

Gap, Inc. (The)	2,290	52,327

Home Depot, Inc. (The)	9,780	3,712,390

Lithia Motors, Inc.	245	76,950

Lowe’s Cos., Inc.	5,510	1,312,096

Murphy USA, Inc.	150	53,730

O’Reilly Automotive, Inc.*	8,400	793,296

Penske Automotive Group, Inc.	150	24,011

RH*	135	23,286

Ross Stores, Inc.	3,110	494,241

TJX Cos., Inc. (The)	11,020	1,544,343

Tractor Supply Co.	5,200	281,372

Ulta Beauty, Inc.*	450	233,946

Valvoline, Inc.*	1,500	49,515

Wayfair, Inc., Class A*	798	82,601

Williams-Sonoma, Inc.	1,210	235,151

		$10,913,016

TEXTILES, APPAREL & LUXURY GOODS – 0.3%

Amer Sports, Inc.*	1,500	46,845

Birkenstock Holding PLC*	400	15,964

Columbia Sportswear Co.	218	10,819

Crocs, Inc.*	500	40,845

Deckers Outdoor Corp.*	1,470	119,805

Lululemon Athletica, Inc.*	1,005	171,393

NIKE, Inc., Class B	11,605	749,567

On Holding AG, Class A*	2,100	78,015

PVH Corp.	620	48,565

Ralph Lauren Corp.	385	123,069

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Tapestry, Inc.	2,080	$228,425

Under Armour, Inc., Class A*,#	928	4,278

Under Armour, Inc., Class C*,#	2,150	9,546

VF Corp.	3,800	53,352

		$1,700,488

TOTAL CONSUMER DISCRETIONARY		$66,271,427

CONSUMER STAPLES – 4.6%

BEVERAGES – 1.0%

Boston Beer Co., Inc. (The), Class A*	50	10,349

Brown-Forman Corp., Class A	50	1,356

Brown-Forman Corp., Class B	1,825	49,695

Celsius Holdings, Inc.*	1,600	96,368

Coca-Cola Co. (The)	38,690	2,665,741

Coca-Cola Consolidated, Inc.	500	65,190

Constellation Brands, Inc., Class A	1,290	169,480

Keurig Dr. Pepper, Inc.	12,650	343,574

Molson Coors Beverage Co., Class B	1,685	73,668

Monster Beverage Corp.*	6,930	463,132

PepsiCo., Inc.	13,540	1,978,059

Primo Brands Corp.	2,400	52,728

		$5,969,340

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.7%

Albertsons Cos., Inc., Class A	3,100	54,839

BJ’s Wholesale Club Holdings, Inc.*	1,300	114,738

Casey’s General Stores, Inc.	385	197,578

Costco Wholesale Corp.	4,370	3,983,037

Dollar General Corp.	2,150	212,119

Dollar Tree, Inc.*	2,012	199,429

Grocery Outlet Holding Corp.*	95	1,293

Kroger Co. (The)	6,150	391,325

Maplebear, Inc.*	1,800	66,348

Performance Food Group Co.*	1,450	140,273

Sprouts Farmers Market, Inc.*	950	75,012

Sysco Corp.	4,900	363,972

Target Corp.	4,510	418,167

U.S. Foods Holding Corp.*	2,300	167,026

Walmart, Inc.	43,030	4,353,775

		$10,738,931

FOOD PRODUCTS – 0.5%

Archer-Daniels-Midland Co.	4,800	290,544

Bunge Global SA	1,395	131,967

Campbell’s Co. (The)	2,000	60,260

Conagra Brands, Inc.	4,350	74,777

Darling Ingredients, Inc.*	1,685	54,004

Flowers Foods, Inc.	1,100	13,123

Freshpet, Inc.*	450	22,145

General Mills, Inc.	5,350	249,363

Hershey Co. (The)	1,500	254,445

Hormel Foods Corp.	2,850	61,532

Ingredion, Inc.	600	69,246

J.M. Smucker Co. (The)	1,050	108,728

Kellanova	2,610	216,787

Kraft Heinz Co. (The)	7,750	191,657

Lamb Weston Holdings, Inc.	1,250	77,163

McCormick & Co., Inc.	2,550	163,608

Description	Number of Shares	Value

Mondelez International, Inc., Class A	12,690	$729,167

Pilgrim’s Pride Corp.	250	9,525

Post Holdings, Inc.*	438	45,521

Tyson Foods, Inc., Class A	2,650	136,236

		$2,959,798

HOUSEHOLD PRODUCTS – 0.8%

Church & Dwight Co., Inc.	2,400	210,456

Clorox Co. (The)	1,210	136,077

Colgate-Palmolive Co.	8,170	629,498

Kimberly-Clark Corp.	3,150	377,086

Procter & Gamble Co. (The)	23,270	3,499,110

Reynolds Consumer Products, Inc.	350	8,554

		$4,860,781

PERSONAL CARE PRODUCTS – 0.1%

BellRing Brands, Inc.*	1,250	37,663

Coty, Inc., Class A*	3,940	15,642

elf Beauty, Inc.*	550	67,177

Estee Lauder Cos., Inc. (The), Class A	2,350	227,221

Kenvue, Inc.	18,800	270,156

		$617,859

TOBACCO – 0.5%

Altria Group, Inc.	16,670	939,855

Philip Morris International, Inc.	15,540	2,242,888

		$3,182,743

TOTAL CONSUMER STAPLES		$28,329,452

ENERGY – 2.8%

ENERGY EQUIPMENT & SERVICES – 0.2%

Baker Hughes Co.	9,640	466,672

Halliburton Co.	8,433	226,342

NOV, Inc.	3,448	50,341

SLB Ltd.	14,586	525,971

TechnipFMC PLC	4,200	173,670

Weatherford International PLC	650	47,898

		$1,490,894

OIL, GAS & CONSUMABLE FUELS – 2.6%

Antero Midstream Corp.	3,300	56,925

Antero Resources Corp.*	2,750	85,003

APA Corp.	3,890	88,109

Cheniere Energy, Inc.	2,200	466,400

Chevron Corp.	19,109	3,013,871

Chord Energy Corp.	500	45,360

Civitas Resources, Inc.#	1,100	31,713

ConocoPhillips	12,597	1,119,369

Coterra Energy, Inc.	7,274	172,103

Devon Energy Corp.	6,186	200,983

Diamondback Energy, Inc.	1,897	271,631

DT Midstream, Inc.	1,075	117,702

EOG Resources, Inc.	5,380	569,419

EQT Corp.	5,900	316,122

Expand Energy Corp.	2,194	226,662

Exxon Mobil Corp.	43,036	4,921,597

HF Sinclair Corp.	1,340	69,144

Kinder Morgan, Inc.	19,275	504,812

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Marathon Petroleum Corp.	3,100	$604,221

Matador Resources Co.	1,050	41,433

New Fortress Energy, Inc.*,#	690	890

Occidental Petroleum Corp.	6,710	276,452

ONEOK, Inc.	6,160	412,720

Ovintiv, Inc.	2,550	95,651

Permian Resources Corp.	6,250	78,500

Phillips 66	3,940	536,392

Range Resources Corp.	2,250	79,988

Targa Resources Corp.	2,100	323,484

Texas Pacific Land Corp.	180	169,808

Valero Energy Corp.	3,120	529,027

Viper Energy, Inc., Class A	1,260	47,326

Williams Cos., Inc. (The)	12,290	711,222

		$16,184,039

TOTAL ENERGY		$17,674,933

FINANCIALS – 13.0%

BANKS – 3.5%

Bank of America Corp.	66,800	3,570,460

Bank OZK	1,150	51,739

BOK Financial Corp.	270	28,237

Citigroup, Inc.	18,227	1,845,119

Citizens Financial Group, Inc.	4,300	218,741

Columbia Banking System, Inc.	2,498	66,946

Comerica, Inc.	1,280	97,920

Commerce Bancshares, Inc.	1,386	72,945

Cullen/Frost Bankers, Inc.	590	72,653

East West Bancorp, Inc.	1,323	134,417

Fifth Third Bancorp	6,350	264,287

First Citizens BancShares, Inc., Class A	120	218,978

First Hawaiian, Inc.	1,100	26,983

First Horizon Corp.	5,230	111,713

FNB Corp.	4,235	66,574

Huntington Bancshares, Inc.	14,796	228,450

JPMorgan Chase & Co.	27,345	8,507,576

KeyCorp.	9,944	174,915

NU Holdings Ltd., Class A*	33,250	535,658

Pinnacle Financial Partners, Inc.	830	70,724

PNC Financial Services Group, Inc. (The)	3,810	695,515

Popular, Inc.	788	87,838

Prosperity Bancshares, Inc.	1,173	77,207

Regions Financial Corp.	9,106	220,365

SOUTHSTATE BANK CORP	950	84,218

Synovus Financial Corp.	1,494	66,692

Truist Financial Corp.	12,657	564,882

U.S. Bancorp	15,025	701,367

Webster Financial Corp.	1,762	100,504

Wells Fargo & Co.	32,075	2,789,563

Western Alliance Bancorp	950	73,483

Wintrust Financial Corp.	700	91,014

Zions Bancorp NA	1,490	77,644

		$21,995,327

CAPITAL MARKETS – 3.4%

Affiliated Managers Group, Inc.	270	64,249

Ameriprise Financial, Inc.	940	425,604

Description	Number of Shares	Value

Ares Management Corp., Class A	1,850	$275,114

Bank of New York Mellon Corp. (The)	7,270	784,651

Blackrock, Inc.	1,540	1,667,527

Blackstone, Inc.	7,215	1,058,008

Blue Owl Capital, Inc.#	5,970	94,147

Brookfield Asset Management Ltd., Class A	3,800	205,428

Carlyle Group, Inc. (The)	2,600	138,632

Cboe Global Markets, Inc.	1,050	257,922

Charles Schwab Corp. (The)	16,855	1,593,135

CME Group, Inc.	3,550	942,489

Coinbase Global, Inc., Class A*	2,045	703,030

Evercore, Inc., Class A	350	103,096

FactSet Research Systems, Inc.	390	104,052

Franklin Resources, Inc.	2,720	61,499

Freedom Holding Corp.*,#	100	15,366

Goldman Sachs Group, Inc. (The)	2,960	2,336,535

Hamilton Lane, Inc., Class A	400	45,584

Houlihan Lokey, Inc.	500	89,540

Interactive Brokers Group, Inc., Class A	4,042	284,395

Intercontinental Exchange, Inc.	5,740	839,705

Invesco Ltd.	3,245	76,907

Janus Henderson Group PLC	1,150	50,094

Jefferies Financial Group, Inc.	1,498	79,139

KKR & Co., Inc.	6,634	785,001

Lazard, Inc.	1,000	48,800

LPL Financial Holdings, Inc.	800	301,848

MarketAxess Holdings, Inc.	350	56,021

Moody’s Corp.	1,540	739,662

Morgan Stanley	11,381	1,866,484

Morningstar, Inc.	250	53,075

MSCI, Inc.	770	453,183

Nasdaq, Inc.	4,090	349,654

Northern Trust Corp.	1,925	247,690

Raymond James Financial, Inc.	1,810	287,193

Robinhood Markets, Inc., Class A*	7,250	1,064,155

S&P Global, Inc.	3,089	1,504,992

SEI Investments Co.	1,040	83,834

State Street Corp.	2,870	331,944

Stifel Financial Corp.	1,050	124,352

T Rowe Price Group, Inc.	2,180	223,515

TPG, Inc.	1,200	66,048

Tradeweb Markets, Inc., Class A	1,100	115,929

Virtu Financial, Inc., Class A	650	22,646

XP, Inc., Class A	4,005	72,971

		$21,094,845

CONSUMER FINANCE – 0.7%

Ally Financial, Inc.	2,743	106,895

American Express Co.	5,440	1,962,371

Capital One Financial Corp.	6,228	1,370,098

Credit Acceptance Corp.*,#	50	22,367

OneMain Holdings, Inc.	945	55,934

SLM Corp.	2,360	63,366

SoFi Technologies, Inc.*	10,600	314,608

Synchrony Financial	3,770	280,413

		$4,176,052

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

FINANCIAL SERVICES – 3.6%

Affirm Holdings, Inc.*	2,500	$179,700

Apollo Global Management, Inc.	4,076	506,688

Berkshire Hathaway, Inc., Class B*	18,066	8,627,238

Block, Inc.*	5,230	397,166

Corebridge Financial, Inc.	2,450	79,772

Corpay, Inc.*	650	169,227

Equitable Holdings, Inc.	3,043	150,324

Euronet Worldwide, Inc.*	415	31,482

Fidelity National Information Services, Inc.	5,150	321,978

Fiserv, Inc.*	5,360	357,458

Global Payments, Inc.	2,513	195,411

Jack Henry & Associates, Inc.	700	104,258

Mastercard, Inc., Class A	8,020	4,426,960

MGIC Investment Corp.	1,750	47,985

PayPal Holdings, Inc.*	9,415	652,177

Rocket Cos., Inc., Class A	8,700	144,942

Shift4 Payments, Inc., Class A*,#	700	48,370

TFS Financial Corp.	850	11,305

Toast, Inc., Class A*	4,500	162,630

UWM Holdings Corp.	1,900	10,697

Visa, Inc., Class A	16,835	5,736,358

Voya Financial, Inc.	930	69,248

Western Union Co. (The)	2,690	25,098

WEX, Inc.*	315	45,952

		$22,502,424

INSURANCE – 1.8%

Aflac, Inc.	4,800	514,512

Allstate Corp. (The)	2,530	484,546

American Financial Group, Inc.	550	72,424

American International Group, Inc.	5,580	440,597

Aon PLC, Class A	2,100	715,428

Arch Capital Group Ltd.	3,420	295,180

Arthur J. Gallagher & Co.	2,530	631,210

Assurant, Inc.	430	91,040

Assured Guaranty Ltd.	300	24,174

Axis Capital Holdings Ltd.	580	54,323

Brighthouse Financial, Inc.*	250	14,267

Brown & Brown, Inc.	2,650	211,311

Chubb Ltd.	3,597	996,153

Cincinnati Financial Corp.	1,406	217,354

CNA Financial Corp.	150	6,682

Everest Group Ltd.	370	116,372

Fidelity National Financial, Inc.	2,391	132,079

First American Financial Corp.	728	45,507

Globe Life, Inc.	793	104,287

Hanover Insurance Group, Inc. (The)	300	51,264

Hartford Insurance Group, Inc. (The)	2,640	327,835

Kemper Corp.	523	23,530

Kinsale Capital Group, Inc.	200	79,894

Lincoln National Corp.	1,458	61,236

Loews Corp.	1,800	179,208

Markel Group, Inc.*	135	266,562

Marsh & McLennan Cos., Inc.	4,790	853,338

MetLife, Inc.	5,451	435,099

Old Republic International Corp.	2,018	79,630

Primerica, Inc.	323	83,938

Description	Number of Shares	Value

Principal Financial Group, Inc.	2,040	$171,442

Progressive Corp. (The)	5,680	1,170,080

Prudential Financial, Inc.	3,380	351,520

Reinsurance Group of America, Inc.	590	107,651

RenaissanceRe Holdings Ltd.	428	108,751

RLI Corp.	800	47,168

Ryan Specialty Holdings, Inc.	950	52,060

Travelers Cos., Inc. (The)	2,180	585,592

Unum Group	1,760	129,219

W.R. Berkley Corp.	2,945	210,096

White Mountains Insurance Group Ltd.	30	57,137

Willis Towers Watson PLC	1,000	313,100

		$10,912,796

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.0%**

AGNC Investment Corp.#	9,585	95,850

Annaly Capital Management, Inc.	5,532	117,113

Rithm Capital Corp.	4,500	49,365

Starwood Property Trust, Inc.#	3,068	55,776

		$318,104

TOTAL FINANCIALS		$80,999,548

HEALTH CARE – 9.1%

BIOTECHNOLOGY – 1.8%

AbbVie, Inc.	17,361	3,785,392

Alnylam Pharmaceuticals, Inc.*	1,215	554,089

Amgen, Inc.	5,264	1,570,936

Apellis Pharmaceuticals, Inc.*	1,250	26,838

Biogen, Inc.*	1,400	215,978

BioMarin Pharmaceutical, Inc.*	1,950	104,461

Exact Sciences Corp.*	1,950	126,145

Exelixis, Inc.*	2,670	103,249

Gilead Sciences, Inc.	12,344	1,478,688

GRAIL, Inc.*,#	65	5,975

Halozyme Therapeutics, Inc.*	1,250	81,487

Incyte Corp.*	1,550	144,894

Insmed, Inc.*	1,800	341,280

Ionis Pharmaceuticals, Inc.*	1,480	109,964

Moderna, Inc.*	3,700	100,492

Natera, Inc.*	1,300	258,609

Neurocrine Biosciences, Inc.*	1,000	143,210

Regeneron Pharmaceuticals, Inc.	1,050	684,390

Revolution Medicines, Inc.*	1,700	100,028

Roivant Sciences Ltd.*	3,350	66,966

Sarepta Therapeutics, Inc.*	965	23,170

Summit Therapeutics, Inc.*,#	1,150	21,747

Ultragenyx Pharmaceutical, Inc.*	950	32,870

United Therapeutics Corp.*	435	193,762

Vertex Pharmaceuticals, Inc.*	2,523	1,073,713

Viking Therapeutics, Inc.*,#	1,000	38,080

		$11,386,413

HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%

Abbott Laboratories	16,905	2,089,796

Align Technology, Inc.*	620	85,486

Baxter International, Inc.#	5,230	96,598

Becton Dickinson & Co.	2,834	506,464

Boston Scientific Corp.*	14,770	1,487,634

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Cooper Cos., Inc. (The)*	2,000	$139,820

DENTSPLY SIRONA, Inc.	2,079	26,216

DexCom, Inc.*	3,895	226,767

Edwards Lifesciences Corp.*	5,656	466,337

Envista Holdings Corp.*	1,690	34,392

GE HealthCare Technologies, Inc.	4,600	344,770

Globus Medical, Inc., Class A*	1,200	72,468

Hologic, Inc.*	2,240	165,558

IDEXX Laboratories, Inc.*	780	491,018

Inspire Medical Systems, Inc.*	300	21,624

Insulet Corp.*	710	222,237

Intuitive Surgical, Inc.*	3,520	1,880,666

Masimo Corp.*	450	63,293

Medtronic PLC	12,626	1,145,178

Penumbra, Inc.*	350	79,579

ResMed, Inc.	1,470	362,914

Solventum Corp.*	1,415	97,692

STERIS PLC	950	223,915

Stryker Corp.	3,430	1,221,903

Teleflex, Inc.	460	57,256

Zimmer Biomet Holdings, Inc.	1,890	190,058

		$11,799,639

HEALTH CARE PROVIDERS & SERVICES – 1.6%

Acadia Healthcare Co., Inc.*	900	19,350

Cardinal Health, Inc.	2,360	450,217

Cencora, Inc.	1,810	611,436

Centene Corp.*	4,930	174,374

Chemed Corp.	150	64,695

Cigna Group (The)	2,617	639,621

CVS Health Corp.	12,421	970,701

DaVita, Inc.*	388	46,180

Elevance Health, Inc.	2,220	704,184

Encompass Health Corp.	1,080	122,958

HCA Healthcare, Inc.	1,700	781,456

Henry Schein, Inc.*	1,070	67,624

Humana, Inc.	1,180	328,264

Labcorp Holdings, Inc.	857	217,644

McKesson Corp.	1,230	997,948

Molina Healthcare, Inc.*	555	84,949

Premier, Inc., Class A	500	14,060

Quest Diagnostics, Inc.	1,100	193,545

Tenet Healthcare Corp.*	895	184,809

UnitedHealth Group, Inc.	8,995	3,072,332

Universal Health Services, Inc., Class B	510	110,675

		$9,857,022

HEALTH CARE TECHNOLOGY – 0.1%

Certara, Inc.*	1,450	16,864

Doximity, Inc., Class A*	1,350	89,100

Veeva Systems, Inc., Class A*	1,500	436,800

		$542,764

LIFE SCIENCES TOOLS & SERVICES – 1.0%

Agilent Technologies, Inc.	2,890	422,980

Avantor, Inc.*	6,495	76,771

Bio-Rad Laboratories, Inc., Class A*,#	190	60,715

Bio-Techne Corp.	1,550	96,983

Description	Number of Shares	Value

Bruker Corp.	1,000	$38,940

Charles River Laboratories International, Inc.*	520	93,636

Danaher Corp.	6,340	1,365,509

Fortrea Holdings, Inc.*	702	7,343

Illumina, Inc.*	1,590	196,429

IQVIA Holdings, Inc.*	1,730	374,476

Medpace Holdings, Inc.*	200	116,982

Mettler-Toledo International, Inc.*	210	297,421

QIAGEN NV	2,204	103,257

Repligen Corp.*	550	81,983

Revvity, Inc.	1,210	113,244

Sotera Health Co.*	990	16,434

Tempus AI, Inc.*,#	650	58,403

Thermo Fisher Scientific, Inc.	3,750	2,127,712

Waters Corp.*	570	199,272

West Pharmaceutical Services, Inc.	700	197,449

		$6,045,939

PHARMACEUTICALS – 2.7%

Bristol-Myers Squibb Co.	19,676	906,473

Corcept Therapeutics, Inc.*	950	69,797

Elanco Animal Health, Inc.*,#	4,750	105,213

Eli Lilly & Co.	7,850	6,773,451

Jazz Pharmaceuticals PLC*	610	83,960

Johnson & Johnson	23,810	4,496,995

Merck & Co., Inc.	24,556	2,111,325

Organon & Co.	2,616	17,658

Perrigo Co. PLC	1,058	21,943

Pfizer, Inc.	55,153	1,359,521

Royalty Pharma PLC, Class A	4,050	152,037

Viatris, Inc.	11,305	117,120

Zoetis, Inc.	4,461	642,785

		$16,858,278

TOTAL HEALTH CARE		$56,490,055

INDUSTRIALS – 9.1%

AEROSPACE & DEFENSE – 2.3%

ATI, Inc.*	1,400	138,558

Axon Enterprise, Inc.*	730	534,528

Boeing Co. (The)*	7,140	1,435,283

BWX Technologies, Inc.	875	186,909

Curtiss-Wright Corp.	385	229,356

General Dynamics Corp.	2,480	855,352

General Electric Co.	10,425	3,220,804

HEICO Corp.#	450	142,996

HEICO Corp., Class A	702	173,906

Hexcel Corp.	800	57,120

Howmet Aerospace, Inc.	4,046	833,274

Huntington Ingalls Industries, Inc.	405	130,418

Karman Holdings, Inc.*	250	21,060

L3Harris Technologies, Inc.	1,832	529,631

Leonardo DRS, Inc.	700	25,592

Loar Holdings, Inc.*,#	400	31,652

Lockheed Martin Corp.	2,040	1,003,435

Northrop Grumman Corp.	1,320	770,154

Rocket Lab Corp.*	4,100	258,218

RTX Corp.	13,304	2,374,764

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Spirit AeroSystems Holdings, Inc., Class A*	1,240	$45,496

StandardAero, Inc.*	1,200	34,668

Textron, Inc.	1,803	145,700

TransDigm Group, Inc.	560	732,766

Woodward, Inc.	575	150,713

		$14,062,353

AIR FREIGHT & LOGISTICS – 0.3%

C.H. Robinson Worldwide, Inc.	1,234	190,024

Expeditors International of Washington, Inc.	1,430	174,317

FedEx Corp.	2,155	546,982

GXO Logistics, Inc.*	1,195	67,171

United Parcel Service, Inc., Class B	7,360	709,651

		$1,688,145

BUILDING PRODUCTS – 0.6%

A.O. Smith Corp.	1,300	85,787

AAON, Inc.#	750	73,793

Advanced Drainage Systems, Inc.	650	91,032

Allegion PLC	833	138,086

Armstrong World Industries, Inc.	428	81,504

Builders FirstSource, Inc.*	1,120	130,110

Carlisle Cos., Inc.	440	143,022

Carrier Global Corp.	8,100	481,869

Fortune Brands Innovations, Inc.	1,310	66,548

Hayward Holdings, Inc.*	1,350	22,910

Johnson Controls International PLC	6,681	764,240

Lennox International, Inc.	300	151,500

Masco Corp.	2,080	134,701

Owens Corning	898	114,324

Simpson Manufacturing Co., Inc.	350	61,775

Trane Technologies PLC	2,200	987,030

Trex Co., Inc.*	1,044	50,446

		$3,578,677

COMMERCIAL SERVICES & SUPPLIES – 0.5%

Cintas Corp.	3,390	621,285

Clean Harbors, Inc.*	510	107,360

Copart, Inc.*	8,850	380,638

MSA Safety, Inc.	350	54,961

RB Global, Inc.	1,726	171,254

Republic Services, Inc.	2,050	426,892

Rollins, Inc.	2,800	161,308

Tetra Tech, Inc.	2,500	79,950

Veralto Corp.	2,373	234,168

Vestis Corp.	1,491	7,828

Waste Management, Inc.	3,660	731,158

		$2,976,802

CONSTRUCTION & ENGINEERING – 0.3%

AECOM	1,255	168,609

API Group Corp.*	4,000	147,280

Comfort Systems USA, Inc.	350	337,953

EMCOR Group, Inc.	450	304,101

Everus Construction Group, Inc.*	520	47,263

MasTec, Inc.*	600	122,496

Quanta Services, Inc.	1,473	661,569

Valmont Industries, Inc.	210	86,820

Description	Number of Shares	Value

WillScot Holdings Corp.	1,995	$43,391

		$1,919,482

ELECTRICAL EQUIPMENT – 1.0%

Acuity, Inc.	310	113,166

AMETEK, Inc.	2,240	452,726

Eaton Corp. PLC	3,888	1,483,505

Emerson Electric Co.	5,690	794,153

GE Vernova, Inc.	2,711	1,586,315

Generac Holdings, Inc.*	597	100,308

Hubbell, Inc.	540	253,800

nVent Electric PLC	1,566	179,072

Regal Rexnord Corp.	700	98,623

Rockwell Automation, Inc.	1,120	412,563

Sensata Technologies Holding PLC	1,348	42,907

Vertiv Holdings Co., Class A	3,780	729,011

		$6,246,149

GROUND TRANSPORTATION – 0.9%

Avis Budget Group, Inc.*,#	95	12,927

CSX Corp.	18,870	679,697

JB Hunt Transport Services, Inc.	820	138,465

Knight-Swift Transportation Holdings, Inc.	1,755	79,186

Landstar System, Inc.	390	50,088

Lyft, Inc., Class A*	4,000	81,840

Norfolk Southern Corp.	2,210	626,270

Old Dominion Freight Line, Inc.	1,850	259,777

Ryder System, Inc.	440	74,461

Saia, Inc.*	240	70,200

Schneider National, Inc., Class B	618	13,207

Uber Technologies, Inc.*	20,010	1,930,965

U-Haul Holding Co.*,#	213	11,323

U-Haul Holding Co.	817	39,616

Union Pacific Corp.	5,890	1,297,979

XPO, Inc.*	1,100	158,257

		$5,524,258

INDUSTRIAL CONGLOMERATES – 0.3%

3M Co.	5,400	899,100

Honeywell International, Inc.	6,350	1,278,446

		$2,177,546

MACHINERY – 1.7%

AGCO Corp.	595	61,380

Allison Transmission Holdings, Inc.	850	70,168

Caterpillar, Inc.	4,600	2,655,396

CNH Industrial NV	8,900	93,361

Crane Co.	500	95,000

Cummins, Inc.	1,380	603,998

Deere & Co.	2,450	1,130,993

Donaldson Co., Inc.	1,160	97,730

Dover Corp.	1,320	239,527

Esab Corp.	499	58,293

Flowserve Corp.	1,248	85,176

Fortive Corp.	3,640	183,238

Gates Industrial Corp. PLC*	2,575	56,856

Graco, Inc.	1,670	136,556

IDEX Corp.	770	132,024

Illinois Tool Works, Inc.	2,900	707,368

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Ingersoll Rand, Inc.	4,144	$316,312

ITT, Inc.	835	154,533

Lincoln Electric Holdings, Inc.	550	128,948

Middleby Corp. (The)*	500	62,115

Mueller Industries, Inc.	1,000	105,870

Nordson Corp.	550	127,573

Oshkosh Corp.	640	78,906

Otis Worldwide Corp.	3,975	368,721

PACCAR, Inc.	5,060	497,904

Parker-Hannifin Corp.	1,260	973,766

Pentair PLC	1,714	182,284

RBC Bearings, Inc.*	300	128,559

Snap-on, Inc.	530	177,841

Stanley Black & Decker, Inc.	1,470	99,548

Timken Co. (The)	650	51,032

Toro Co. (The)	1,080	80,708

Westinghouse Air Brake Technologies Corp.	1,745	356,748

Xylem, Inc.	2,410	363,548

		$10,661,980

MARINE TRANSPORTATION – 0.0%**

Kirby Corp.*	600	62,088

PASSENGER AIRLINES – 0.2%

Alaska Air Group, Inc.*	1,175	49,033

American Airlines Group, Inc.*	6,468	84,925

Delta Air Lines, Inc.	6,565	376,699

Southwest Airlines Co.	4,780	144,834

United Airlines Holdings, Inc.*	3,153	296,508

		$951,999

PROFESSIONAL SERVICES – 0.6%

Amentum Holdings, Inc.*	1,526	34,198

Automatic Data Processing, Inc.	4,050	1,054,215

Booz Allen Hamilton Holding Corp.	1,250	108,950

Broadridge Financial Solutions, Inc.	1,170	257,868

CACI International, Inc., Class A*	203	114,137

Clarivate PLC*	2,400	8,160

Concentrix Corp.	543	21,888

Dayforce, Inc.*	1,425	97,955

Equifax, Inc.	1,230	259,653

ExlService Holdings, Inc.*	1,500	58,650

FTI Consulting, Inc.*	350	57,754

Genpact Ltd.	1,595	60,849

Jacobs Solutions, Inc.	1,150	179,182

KBR, Inc.	1,250	53,550

Leidos Holdings, Inc.	1,250	238,087

ManpowerGroup, Inc.	255	7,818

Parsons Corp.*	450	37,413

Paychex, Inc.	3,170	370,985

Paycom Software, Inc.	500	93,545

Paylocity Holding Corp.*	435	61,452

Robert Half, Inc.	1,048	27,447

Science Applications International Corp.	400	37,484

SS&C Technologies Holdings, Inc.	2,050	174,086

TransUnion	2,050	166,419

Verisk Analytics, Inc.	1,440	315,014

		$3,896,759

Description	Number of Shares	Value

TRADING COMPANIES & DISTRIBUTORS – 0.4%

Air Lease Corp.	1,095	$69,927

Applied Industrial Technologies, Inc.	400	102,836

Core & Main, Inc., Class A*	1,895	98,881

Fastenal Co.	11,260	463,349

Ferguson Enterprises, Inc.	1,870	464,695

FTAI Aviation Ltd.	950	164,255

MSC Industrial Direct Co., Inc., Class A	340	28,869

QXO, Inc.*,#	5,250	92,768

SiteOne Landscape Supply, Inc.*	400	51,908

United Rentals, Inc.	620	540,132

Watsco, Inc.#	350	128,803

WESCO International, Inc.	440	114,193

WW Grainger, Inc.	445	435,655

		$2,756,271

TOTAL INDUSTRIALS		$56,502,509

INFORMATION TECHNOLOGY(2) – 34.3%

COMMUNICATIONS EQUIPMENT – 0.9%

Arista Networks, Inc.*	10,210	1,610,015

Ciena Corp.*	1,373	260,760

Cisco Systems, Inc.	39,560	2,892,232

F5, Inc.*	613	155,120

Lumentum Holdings, Inc.*	740	149,154

Motorola Solutions, Inc.	1,640	667,004

Ubiquiti, Inc.	50	39,359

		$5,773,644

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.7%

Amphenol Corp., Class A	12,080	1,683,227

Arrow Electronics, Inc.*	515	57,448

Avnet, Inc.	600	29,070

CDW Corp.	1,340	213,556

Cognex Corp.	1,600	66,224

Coherent Corp.*	1,568	206,913

Corning, Inc.	7,720	687,698

Crane NXT Co.#	600	37,950

Flex Ltd.*	3,750	234,450

IPG Photonics Corp.*	230	19,578

Jabil, Inc.	1,058	233,702

Keysight Technologies, Inc.*	1,650	301,884

Littelfuse, Inc.	243	59,124

Ralliant Corp.	1,213	53,275

TD SYNNEX Corp.	783	122,532

Teledyne Technologies, Inc.*	443	233,381

Trimble, Inc.*	2,230	177,842

Vontier Corp.	1,286	49,511

Zebra Technologies Corp., Class A*	500	134,625

		$4,601,990

IT SERVICES – 1.3%

Accenture PLC, Class A	6,210	1,553,121

Akamai Technologies, Inc.*	1,500	112,650

Amdocs Ltd.	1,020	85,945

Cloudflare, Inc., Class A*	3,000	759,900

Cognizant Technology Solutions Corp., Class A	5,000	364,400

DXC Technology Co.*	1,746	24,793

EPAM Systems, Inc.*	550	89,947

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Gartner, Inc.*	750	$186,255

Globant SA*	400	24,632

GoDaddy, Inc., Class A*	1,360	181,057

International Business Machines Corp.	9,180	2,822,024

Kyndryl Holdings, Inc.*	2,412	69,755

MongoDB, Inc.*	765	275,262

Okta, Inc.*	1,600	146,448

Snowflake, Inc., Class A*	3,080	846,631

Twilio, Inc., Class A*	1,400	188,832

VeriSign, Inc.	800	191,840

		$7,923,492

MEDIA – 0.0%**

DoubleVerify Holdings, Inc.*	1,350	15,363

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 13.8%

Advanced Micro Devices, Inc.*	15,868	4,064,112

Allegro MicroSystems, Inc.*	1,250	37,400

Amkor Technology, Inc.	900	29,052

Analog Devices, Inc.	4,932	1,154,729

Applied Materials, Inc.	7,900	1,841,490

Astera Labs, Inc.*	1,200	224,016

Broadcom, Inc.	45,530	16,829,254

Cirrus Logic, Inc.*	550	72,958

Enphase Energy, Inc.*	1,350	41,189

Entegris, Inc.	1,500	137,355

First Solar, Inc.*	1,050	280,287

GLOBALFOUNDRIES, Inc.*	950	33,820

Intel Corp.*	43,180	1,726,768

KLA Corp.	1,310	1,583,449

Lam Research Corp.	12,590	1,982,421

Lattice Semiconductor Corp.*	1,400	102,144

MACOM Technology Solutions Holdings, Inc.*	600	88,878

Marvell Technology, Inc.	8,511	797,821

Microchip Technology, Inc.	5,228	326,332

Micron Technology, Inc.	10,980	2,456,995

MKS, Inc	733	105,339

Monolithic Power Systems, Inc.	480	482,400

NVIDIA Corp.	232,440	47,066,776

ON Semiconductor Corp.*	4,028	201,722

Onto Innovation, Inc.*	500	67,480

Qorvo, Inc.*	900	85,428

QUALCOMM, Inc.	10,770	1,948,293

Skyworks Solutions, Inc.	1,590	123,575

Teradyne, Inc.	1,650	299,904

Texas Instruments, Inc.	8,940	1,443,452

Universal Display Corp.	400	58,912

Wolfspeed, Inc.*	11	290

Wolfspeed, Inc.*,#,(1)	1,400	—

		$85,694,041

SOFTWARE – 10.9%

Adobe, Inc.*	4,220	1,436,108

Appfolio, Inc., Class A*	200	50,886

AppLovin Corp., Class A*	2,350	1,497,725

Atlassian Corp., Class A*	1,650	279,543

Aurora Innovation, Inc.*	9,950	52,138

Autodesk, Inc.*	2,130	641,854

Bentley Systems, Inc., Class B	1,500	76,245

Description	Number of Shares	Value

BILL Holdings, Inc.*	1,000	$49,660

Cadence Design Systems, Inc.*	2,700	914,463

CCC Intelligent Solutions Holdings, Inc.*	4,200	36,624

Confluent, Inc., Class A*	2,650	61,931

Crowdstrike Holdings, Inc., Class A*	2,419	1,313,541

Datadog, Inc., Class A*	2,998	488,104

Docusign, Inc.*	2,070	151,400

Dolby Laboratories, Inc., Class A	490	32,497

Dropbox, Inc., Class A*	2,300	66,700

Dynatrace, Inc.*	2,923	147,816

Elastic NV*	950	84,759

Fair Isaac Corp.*	240	398,287

Five9, Inc.*	93	2,258

Fortinet, Inc.*	6,330	547,102

Gen Digital, Inc.	5,220	137,599

Gitlab, Inc., Class A*	1,300	63,375

Guidewire Software, Inc.*	850	198,594

HubSpot, Inc.*	483	237,597

Informatica, Inc., Class A*	950	23,627

Intuit, Inc.	2,710	1,809,060

Manhattan Associates, Inc.*	623	113,430

Microsoft Corp.	73,544	38,081,819

N-Able, Inc.*	436	3,414

nCino, Inc.*,#	795	21,211

Nutanix, Inc., Class A*	2,600	185,224

Oracle Corp.	16,330	4,288,421

Palantir Technologies, Inc., Class A*	21,560	4,322,133

Palo Alto Networks, Inc.*	6,460	1,422,750

Pegasystems, Inc.	840	53,466

Procore Technologies, Inc.*	1,150	84,893

PTC, Inc.*	1,150	228,321

RingCentral, Inc., Class A*	600	18,072

Roper Technologies, Inc.	1,050	468,458

Rubrik, Inc., Class A*	950	71,507

SailPoint, Inc.*,#	500	10,840

Salesforce, Inc.	9,276	2,415,563

Samsara, Inc., Class A*	2,700	108,459

SentinelOne, Inc., Class A*	2,900	51,765

ServiceNow, Inc.*	2,030	1,866,138

Strategy, Inc., Class A*,#	2,550	687,251

Synopsys, Inc.*	1,859	843,651

Teradata Corp.*	1,070	22,310

Tyler Technologies, Inc.*	410	195,267

UiPath, Inc., Class A*	4,700	74,542

Unity Software, Inc.*	3,010	114,079

Workday, Inc., Class A*	2,150	515,828

Zoom Communications, Inc., Class A*	2,628	229,240

Zscaler, Inc.*	950	314,583

		$67,612,128

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.7%

Apple, Inc.	144,650	39,109,021

Dell Technologies, Inc., Class C	3,000	486,030

Hewlett Packard Enterprise Co.	13,090	319,658

HP, Inc.	9,190	254,287

NetApp, Inc.	2,053	241,802

Pure Storage, Inc., Class A*	2,995	295,607

Sandisk Corp.*	1,277	254,544

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Super Micro Computer, Inc.*	5,150	$267,594

Western Digital Corp.	3,483	523,181

		$41,751,724

TOTAL INFORMATION TECHNOLOGY		$213,372,382

MATERIALS – 2.0%

CHEMICALS – 1.0%

Air Products & Chemicals, Inc.	2,170	526,420

Albemarle Corp.	1,145	112,473

Ashland, Inc.	390	19,071

Axalta Coating Systems Ltd.*	2,090	59,502

Celanese Corp.	990	38,056

CF Industries Holdings, Inc.	1,600	133,264

Corteva, Inc.	6,852	420,987

Dow, Inc.	7,109	169,550

DuPont de Nemours, Inc.	3,962	323,497

Eastman Chemical Co.	1,010	60,115

Ecolab, Inc.	2,450	628,180

Element Solutions, Inc.	2,040	54,509

FMC Corp.	1,190	18,052

Huntsman Corp.	1,100	9,108

International Flavors & Fragrances, Inc.*	2,440	153,647

Linde PLC	4,540	1,899,082

LyondellBasell Industries NV, Class A	2,450	113,729

Mosaic Co. (The)	3,265	89,624

NewMarket Corp.	50	38,395

Olin Corp.	900	18,630

PPG Industries, Inc.	2,200	215,050

RPM International, Inc.	1,300	142,064

Scotts Miracle-Gro Co. (The)	495	26,492

Sherwin-Williams Co. (The)	2,290	789,913

Solstice Advanced Materials, Inc.*	1,587	71,526

Westlake Corp.	250	17,203

		$6,148,139

CONSTRUCTION MATERIALS – 0.3%

CRH PLC	6,730	801,543

Eagle Materials, Inc.	350	74,312

James Hardie Industries PLC*	1,451	30,370

Martin Marietta Materials, Inc.	600	367,860

Vulcan Materials Co.	1,290	373,455

		$1,647,540

CONTAINERS & PACKAGING – 0.2%

Amcor PLC	23,212	183,375

AptarGroup, Inc.	695	80,627

Avery Dennison Corp.	800	139,912

Ball Corp.	2,740	128,780

Crown Holdings, Inc.	1,068	103,788

Graphic Packaging Holding Co.#	2,705	43,253

International Paper Co.	5,250	202,860

Packaging Corp. of America	900	176,184

Sealed Air Corp.	1,400	46,914

Silgan Holdings, Inc.	805	31,089

Smurfit WestRock PLC	5,200	191,984

Sonoco Products Co.	1,030	41,787

		$1,370,553

Description	Number of Shares	Value

METALS & MINING – 0.5%

Alcoa Corp.	2,600	$95,654

Anglogold Ashanti PLC	4,950	336,600

Carpenter Technology Corp.	450	142,155

Cleveland-Cliffs, Inc.*	5,450	67,743

Freeport-McMoRan, Inc.	14,050	585,885

MP Materials Corp.*,#	1,095	69,084

Newmont Corp.	10,910	883,383

Nucor Corp.	2,150	322,607

Reliance, Inc.	500	141,215

Royal Gold, Inc.	608	106,272

Southern Copper Corp.	842	116,870

Steel Dynamics, Inc.	1,350	211,680

		$3,079,148

PAPER & FOREST PRODUCTS – 0.0%**

Louisiana-Pacific Corp.	650	56,621

Magnera Corp.*	384	3,491

		$60,112

TOTAL MATERIALS		$12,305,492

REAL ESTATE – 2.1%

DIVERSIFIED REITS – 0.0%**

WP Carey, Inc.	2,200	145,200

HEALTH CARE REITS – 0.3%

Alexandria Real Estate Equities, Inc.	1,665	96,936

Healthcare Realty Trust, Inc.	3,380	59,894

Healthpeak Properties, Inc.	7,280	130,676

Medical Properties Trust, Inc.#	4,000	20,680

Omega Healthcare Investors, Inc.	2,350	98,770

Ventas, Inc.	4,186	308,885

Welltower, Inc.	6,620	1,198,485

		$1,914,326

HOTEL & RESORT REITS – 0.0%**

Host Hotels & Resorts, Inc.	6,680	107,014

Park Hotels & Resorts, Inc.#	1,400	14,406

		$121,420

INDUSTRIAL REITS – 0.2%

Americold Realty Trust, Inc.	2,940	37,897

EastGroup Properties, Inc.	495	86,392

First Industrial Realty Trust, Inc.	1,400	77,392

Lineage, Inc.	700	27,580

Prologis, Inc.	9,028	1,120,284

Rexford Industrial Realty, Inc.	2,265	93,590

STAG Industrial, Inc.	1,725	66,016

		$1,509,151

OFFICE REITS – 0.0%**

BXP, Inc.	1,500	106,785

Cousins Properties, Inc.	1,833	47,529

Highwoods Properties, Inc.	1,290	36,933

Kilroy Realty Corp.	1,060	44,785

NET Lease Office Properties	182	5,342

Vornado Realty Trust	1,876	71,175

		$312,549

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%

CBRE Group, Inc., Class A*	2,860	$435,950

CoStar Group, Inc.*	4,100	282,121

Howard Hughes Holdings, Inc.*	258	20,454

Jones Lang LaSalle, Inc.*	478	145,833

Seaport Entertainment Group, Inc.*,#	28	674

Zillow Group, Inc., Class A*	650	46,495

Zillow Group, Inc., Class C*	1,495	112,095

		$1,043,622

RESIDENTIAL REITS – 0.3%

American Homes 4 Rent, Class A	3,450	109,020

AvalonBay Communities, Inc.	1,472	256,010

Camden Property Trust	1,020	101,470

Equity LifeStyle Properties, Inc.	1,950	119,047

Equity Residential	3,850	228,844

Essex Property Trust, Inc.	623	156,853

Invitation Homes, Inc.	6,285	176,923

Mid-America Apartment Communities, Inc.	1,171	150,157

Sun Communities, Inc.	1,300	164,580

UDR, Inc.	3,130	105,450

		$1,568,354

RETAIL REITS – 0.3%

Agree Realty Corp.	1,050	76,660

Brixmor Property Group, Inc.	3,150	82,404

Federal Realty Investment Trust	848	81,569

Kimco Realty Corp.	6,956	143,711

NNN REIT, Inc.	1,415	57,251

Realty Income Corp.	8,889	515,384

Regency Centers Corp.	1,783	122,938

Simon Property Group, Inc.	3,143	552,414

		$1,632,331

SPECIALIZED REITS – 0.8%

American Tower Corp.	4,410	789,302

Crown Castle, Inc.	4,290	387,044

CubeSmart	2,383	89,768

Digital Realty Trust, Inc.	3,360	572,578

EPR Properties	700	34,314

Equinix, Inc.	981	829,936

Extra Space Storage, Inc.	2,062	275,359

Gaming and Leisure Properties, Inc.	2,309	103,120

Iron Mountain, Inc.	3,006	309,468

Lamar Advertising Co., Class A	850	100,801

Millrose Properties, Inc., Class A	1,393	44,868

National Storage Affiliates Trust	750	21,817

Public Storage	1,560	434,554

Rayonier, Inc.	1,512	33,370

SBA Communications Corp.	1,050	201,054

VICI Properties, Inc.	9,588	287,544

Weyerhaeuser Co.	6,882	158,286

		$4,673,183

TOTAL REAL ESTATE		$12,920,136

UTILITIES – 2.3%

ELECTRIC UTILITIES – 1.4%

Alliant Energy Corp.	2,600	173,732

Description	Number of Shares	Value

American Electric Power Co., Inc.	5,350	$643,391

Constellation Energy Corp.	3,073	1,158,521

Duke Energy Corp.	7,685	955,245

Edison International	3,600	199,368

Entergy Corp.	4,350	417,991

Evergy, Inc.	2,300	176,663

Eversource Energy	3,600	265,716

Exelon Corp.	10,000	461,200

FirstEnergy Corp.	5,150	236,025

IDACORP, Inc.	450	58,059

NextEra Energy, Inc.	20,360	1,657,304

NRG Energy, Inc.	1,925	330,831

OGE Energy Corp.	1,763	77,819

PG&E Corp.	22,000	351,120

Pinnacle West Capital Corp.	1,050	92,946

PPL Corp.	7,400	270,248

Southern Co. (The)	10,800	1,015,632

Xcel Energy, Inc.	5,800	470,786

		$9,012,597

GAS UTILITIES – 0.1%

Atmos Energy Corp.	1,540	264,449

MDU Resources Group, Inc.	1,780	34,140

National Fuel Gas Co.	870	68,652

UGI Corp.	2,250	75,217

		$442,458

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.2%

AES Corp. (The)	6,550	90,848

Brookfield Renewable Corp.#	1,565	67,702

Clearway Energy, Inc., Class C	850	27,141

Talen Energy Corp.*	450	179,901

Vistra Corp.	3,375	635,512

		$1,001,104

MULTI-UTILITIES – 0.5%

Ameren Corp.	2,700	275,454

CenterPoint Energy, Inc.	6,500	248,560

CMS Energy Corp.	2,900	213,295

Consolidated Edison, Inc.	3,500	340,935

Dominion Energy, Inc.	8,523	500,215

DTE Energy Co.	2,050	277,857

NiSource, Inc.	4,800	202,128

Public Service Enterprise Group, Inc.	4,890	393,938

Sempra	6,450	593,013

WEC Energy Group, Inc.	3,250	363,123

		$3,408,518

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	1,950	250,439

Essential Utilities, Inc.	2,900	113,187

		$363,626

TOTAL UTILITIES		$14,228,303

TOTAL COMMON STOCKS (COST $121,857,090)		$620,591,288

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	15

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

PREFERRED STOCK – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**

Brookfield Property Preferred LP 6.25%*,#	400	$6,104

TOTAL REAL ESTATE		$6,104

TOTAL PREFERRED STOCK (COST $9,880)		$6,104

RIGHTS – 0.0%**

ABIOMED, Inc. CVR, Expire 12/31/49*,(1)	150	—

Bristol-Myers Squibb Co. CVR, Expire 12/31/30*	89	3

Mirati Therapeutics, Inc. CVR, Expire 01/23/31*,(1)	550	—

Walgreens Boots Alliance, Inc. CVR*,(1)	7,455	—

TOTAL RIGHTS (COST $0)		$3

WARRANTS – 0.0%**

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	31,946

TOTAL WARRANTS (COST $0)		$31,946

INVESTMENT COMPANIES – 0.2%

EQUITY FUNDS – 0.2%

iShares Russell 1000 ETF#	1,670	624,096

iShares Russell 1000 Growth ETF	670	325,338

iShares Russell 1000 Value ETF	1,480	302,764

TOTAL EQUITY FUNDS		$1,252,198

TOTAL INVESTMENT COMPANIES (COST $1,121,649)		$1,252,198

MONEY MARKET FUND – 0.0%**

Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%^	109,855	109,855

TOTAL MONEY MARKET FUND (COST $109,855)		$109,855
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.5%

REPURCHASE AGREEMENTS – 0.5%

Bank of America Securities, Inc., 4.16%, dated 10/31/25, due 11/03/25, repurchase price $543,598, collateralized by U.S. Government Agency Securities, 2.00% to 6.00%, maturing 11/01/27 to 8/01/55; total market value of $554,278.	$543,410	543,410

Description	Par Value	Value

Cantor Fitzgerald Securities, 4.20%, dated 10/31/25, due 11/03/25, repurchase price $157,005, collateralized by U.S. Government Agency & Treasury Securities, 1.00% to 6.50%, maturing 2/28/27 to 2/01/57; total market value of $160,089.	$156,950	$156,950

Daiwa Capital Markets America, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $543,598, collateralized by U.S. Government Agency & Treasury Securities, 1.50% to 7.50%, maturing 6/30/27 to 10/20/55; total market value of $554,278.	543,410	543,410

Deutsche Bank Securities, Inc., 3.95%, dated 10/31/25, due 11/03/25, repurchase price $150,073, collateralized by U.S. Treasury Securities, 1.13% to 6.75%, maturing 2/15/26 to 8/15/55; total market value of $153,024.	150,024	150,024

HSBC Securities USA, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $543,598, collateralized by U.S. Government Agency Securities, 1.55% to 7.00%, maturing 1/01/32 to 6/01/55; total market value of $554,278.	543,410	543,410

HSBC Securities USA, Inc., 4.14%, dated 10/31/25, due 11/03/25, repurchase price $34,698, collateralized by U.S. Treasury Securities, 0.13% to 3.63%, maturing 7/15/30 to 2/15/51; total market value of $35,380.	34,686	34,686

Nomura Securities International, Inc., 4.14%, dated 10/31/25, due 11/03/25, repurchase price $543,597, collateralized by U.S. Government Agency Securities, 1.50% to 7.00%, maturing 4/01/31 to 11/01/55; total market value of $554,278.	543,410	543,410

RBC Dominion Securities, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $543,598, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/06/25 to 8/15/55; total market value of $554,279.	543,410	543,410

TOTAL REPURCHASE AGREEMENTS (COST $3,058,710)		$3,058,710

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,058,710)		$3,058,710

TOTAL INVESTMENTS – 100.5% (COST $126,157,184)		$625,050,104

COLLATERAL FOR SECURITIES ON LOAN – (0.5%)		(3,058,710)

OTHER ASSETS LESS LIABILITIES – 0.0%**		204,608

TOTAL NET ASSETS – 100.0%		$622,196,002

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$620,591,288	$—	$—(a)	$620,591,288

Preferred Stock	6,104	—	—	6,104

Rights	3	—	—(a)	3

Warrants	31,946	—	—	31,946

Investment Companies	1,252,198	—	—	1,252,198

Money Market Fund	109,855	—	—	109,855

Repurchase Agreements	—	3,058,710	—	3,058,710

Total	$621,991,394	$3,058,710	$—	$625,050,104

(a)	Includes internally fair valued securities currently priced at zero ($0).

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

**	Represents less than 0.05%.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

(2)

As of October 31, 2025, the Fund had a significant portion of its assets invested in this sector. Any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.

The following acronyms are used throughout this Portfolio of Investments:

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF ASSETS AND LIABILITIES	17

October 31, 2025 (unaudited)	Wilmington Enhanced Dividend Income Strategy Fund		Wilmington Large-Cap Strategy Fund

ASSETS:
Investments, at identified cost	$62,423,012		$126,157,184

Investments in securities, at value	$88,231,506	(a)	$625,050,104	(b)
Income receivable	115,740		278,959
Foreign tax reclaim receivable	6,290		404
Receivable for shares sold	69,531		237,638
Prepaid assets	22,271		24,990

TOTAL ASSETS	88,445,338		625,592,095

LIABILITIES:
Collateral for securities on loan	1,433,389		3,058,710
Payable for shares redeemed	129,128		115,090
Payable for Trustees’ fees	4,784		4,784
Payable for administration fees	2,040		14,621
Payable for distribution services fees	7,542		—
Payable for investment advisory fees	5,425		74,050
Other accrued expenses	64,182		128,838

TOTAL LIABILITIES	1,646,490		3,396,093

NET ASSETS	$86,798,848		$622,196,002

NET ASSETS CONSIST OF:

Paid-in capital	$59,532,846		$67,041,251
Distributable earnings (loss)	27,266,002		555,154,751

TOTAL NET ASSETS	$86,798,848		$622,196,002

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$35,199,828		$—

Shares outstanding (unlimited shares authorized)	2,378,464		—

Net Asset Value per share	$14.80		$—

Offering Price per share*	$15.66	**	$—

Class I
Net Assets	$51,599,020		$622,196,002

Shares outstanding (unlimited shares authorized)	3,469,634		16,857,000

Net Asset Value and Offering Price per share	$14.87		$36.91

(a)	Including $1,383,467 of securities on loan (Note 2).
(b)	Including $3,040,893 of securities on loan (Note 2).
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

18	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2025 (unaudited)	Wilmington Enhanced Dividend Income Strategy Fund	Wilmington Large-Cap Strategy Fund

INVESTMENT INCOME:
Dividends	$1,234,879 (a)	$3,649,802 (a)
Securities lending income, net	1,909	7,377

TOTAL INVESTMENT INCOME	1,236,788	3,657,179

EXPENSES:
Investment advisory fees	164,755	736,894
Administration fees	11,647	83,344
Portfolio accounting and administration fees	17,538	72,034
Custodian fees	2,522	10,961
Transfer and dividend disbursing agent fees and expenses	12,044	7,065
Trustees’ fees	40,069	40,069
Professional fees	62,149	63,480
Distribution services fee—Class A	43,569	—
Shareholder services fee—Class A	43,569	—
Share registration costs	13,443	9,369
Printing and postage	6,918	9,741
Miscellaneous	16,214	30,214

TOTAL EXPENSES	434,437	1,063,171

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(141,356)	(326,276)
Waiver of shareholder services fee—Class A	(43,569)	—

TOTAL WAIVERS AND REIMBURSEMENTS	(184,925)	(326,276)

Net expenses	249,512	736,895

Net investment income	987,276	2,920,284

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	1,318,931	20,011,031
Net change in unrealized appreciation (depreciation) on investments	9,463,132	96,860,431

Net realized and unrealized gain (loss)	10,782,063	116,871,462

Change in net assets resulting from operations	$11,769,339	$119,791,746

(a)	Net of foreign withholding taxes withheld of $17,618 and $1,121, respectively.

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS	19

	Wilmington Enhanced Dividend Income Strategy Fund		Wilmington Large-Cap Strategy Fund

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income	$987,276	$2,102,629	$2,920,284	$6,196,379
Net realized gain (loss)	1,318,931	591,901	20,011,031	55,968,281
Net change in unrealized appreciation (depreciation)	9,463,132	3,599,740	96,860,431	4,097,249

Change in net assets resulting from operations	11,769,339	6,294,270	119,791,746	66,261,909

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(269,942)	(1,205,212)	—	—
Class I	(414,875)	(1,607,122)	(2,724,408)	(43,476,733)

Total distributions to shareholders	(684,817)	(2,812,334)	(2,724,408)	(43,476,733)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	62,168	349,109	—	—
Class I	3,671,874	6,751,538	12,794,881	33,986,376
Distributions reinvested
Class A	266,946	1,193,181	—	—
Class I	137,197	779,557	851,241	32,373,715
Cost of shares redeemed
Class A	(2,265,639)	(3,627,383)	—	—
Class I	(2,094,361)	(7,475,797)	(37,409,246)	(98,767,605)

Change in net assets resulting from share transactions	(221,815)	(2,029,795)	(23,763,124)	(32,407,514)

Change in net assets	10,862,707	1,452,141	93,304,214	(9,622,338)

NET ASSETS:
Beginning of period	75,936,141	74,484,000	528,891,788	538,514,126

End of period	$86,798,848	$75,936,141	$622,196,002	$528,891,788

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	4,352	26,001	—	—
Class I	252,932	514,642	375,682	1,073,568
Distributions reinvested
Class A	19,050	89,300	—	—
Class I	9,740	57,856	24,967	980,469
Shares redeemed
Class A	(159,217)	(271,965)	—	—
Class I	(149,539)	(551,451)	(1,106,431)	(3,079,631)

Net change resulting from share transactions	(22,682)	(135,617)	(705,782)	(1,025,594)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

20	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND

CLASS A	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
Net Asset Value, Beginning of Period	$12.90		$12.38	$11.49	$11.67	$11.55		$9.54
Income (Loss) From Operations:
Net Investment Income(a)	0.16		0.34	0.30	0.30	0.31		0.29
Net Realized and Unrealized Gain (Loss)	1.85		0.64	0.89	(0.12)	0.15		2.04
Total Income (Loss) From Operations	2.01		0.98	1.19	0.18	0.46		2.33
Less Distributions From:
Net Investment Income	(0.11)		(0.34)	(0.29)	(0.29)	(0.34)		(0.32)
Net Realized Gains	—		(0.12)	(0.01)	(0.07)	—		—
Total Distributions	(0.11)		(0.46)	(0.30)	(0.36)	(0.34)		(0.32)
Net Asset Value, End of Period	$14.80		$12.90	$12.38	$11.49	$11.67		$11.55

Total Return(b)	15.63%		7.88%	10.52%	1.69%	3.99%		24.86%
Net Assets, End of Period (000’s)	$35,200		$32,435	$33,055	$33,151	$35,124		$37,388
Ratios to Average Net Assets
Gross Expense(c)	1.34	%(d)	1.36%	1.56%	1.76%	1.85%		1.69%
Net Expense(c),(e)	0.75	%(d)	0.75%	0.75%	0.75%	0.67%		0.60%
Net Investment Income	2.26	%(d)	2.52%	2.59%	2.58%	2.61%		2.81%
Portfolio Turnover Rate	6%		16%	20%	10%	66	%(f)	12%

CLASS I	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
Net Asset Value, Beginning of Period	$12.96		$12.42	$11.53	$11.69	$11.56		$ 9.55
Income (Loss) From Operations:
Net Investment Income(a)	0.18		0.37	0.32	0.32	0.34		0.32
Net Realized and Unrealized Gain (Loss)	1.85		0.65	0.89	(0.10)	0.15		2.03
Total Income (Loss) From Operations	2.03		1.02	1.21	0.22	0.49		2.35
Less Distributions From:
Net Investment Income	(0.12)		(0.36)	(0.31)	(0.31)	(0.36)		(0.34)
Net Realized Gains	—		(0.12)	(0.01)	(0.07)	—		—
Total Distributions	(0.12)		(0.48)	(0.32)	(0.38)	(0.36)		(0.34)
Net Asset Value, End of Period	$14.87		$12.96	$12.42	$11.53	$11.69		$11.56

Total Return(b)	15.75%		8.19%	10.67%	2.03%	4.25%		25.09%
Net Assets, End of Period (000’s)	$51,599		$43,501	$41,429	$2,945	$ 633		$ 629
Ratios to Average Net Assets
Gross Expense(c)	0.84	%(d)	0.86%	0.88%	1.25%	1.37%		1.38%
Net Expense(c),(e)	0.50	%(d)	0.50%	0.50%	0.50%	0.42%		0.35%
Net Investment Income	2.50	%(d)	2.77%	2.74%	2.78%	2.82%		3.06%
Portfolio Turnover Rate	6%		16%	20%	10%	66	%(f)	12%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(f)

In November 2021, the Fund transitioned to the equity focused Wilmington Enhanced Dividend Income Strategy Fund from the Wilmington Diversified Income Fund. As a result, the portfolio turnover rate for the year ended April 30, 2022 was significantly higher than that of previous fiscal years.

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (concluded)	21

For a share outstanding throughout each period:

WILMINGTON LARGE-CAP STRATEGY FUND

CLASS I	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
Net Asset Value, Beginning of Period	$ 30.11		$ 28.97	$ 25.22	$ 27.84	$ 30.08	$ 22.08
Income (Loss) From Operations:
Net Investment Income(a)	0.17		0.34	0.35	0.36	0.33	0.35
Net Realized and Unrealized Gain (Loss)	6.79		3.21	5.18	(0.04)	(0.80)	10.11
Total Income (Loss) From Operations	6.96		3.55	5.53	0.32	(0.47)	10.46
Less Distributions From:
Net Investment Income	(0.16)		(0.35)	(0.35)	(0.34)	(0.33)	(0.37)
Net Realized Gains	—		(2.06)	(1.43)	(2.60)	(1.44)	(2.09)
Total Distributions	(0.16)		(2.41)	(1.78)	(2.94)	(1.77)	(2.46)
Net Asset Value, End of Period	$ 36.91		$ 30.11	$ 28.97	$ 25.22	$ 27.84	$ 30.08

Total Return(b)	23.16%		11.63%	22.55%	1.72%	(2.24)%	49.12%
Net Assets, End of Period (000’s)	$622,196		$528,892	$538,514	$510,967	$553,649	$623,538
Ratios to Average Net Assets
Gross Expense(c)	0.36	%(d)	0.36%	0.37%	0.37%	0.53%	0.80%
Net Expense(c),(e)	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income	0.99	%(d)	1.07%	1.28%	1.42%	1.07%	1.34%
Portfolio Turnover Rate	4%		7%	7%	13%	9%	14%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Total returns for periods of less than one year are not annualized.
(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.
(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

22	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2025 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Enhanced Dividend Income Strategy Fund (“Enhanced Dividend Income Strategy Fund”)(d)	The Fund seeks a high level of total return consistent with a moderate level of risk.
Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.

(d) Diversified

The Enhanced Dividend Income Strategy Fund offers Class A and Class I shares, and the Large-Cap Strategy Fund offers Class I shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

●

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

●	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

●	investments in open-end regulated investment companies are valued at NAV;

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

●	price information on listed securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded; and

●	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Advisor, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	23

fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Funds may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Funds’ policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2025, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Enhanced Dividend Income Strategy Fund
Bank of America Securities, Inc.	$56,430	$56,430	$—	$—
Citadel Securities LLC	270,914	270,914	—	—
Daiwa Capital Markets America, Inc.	254,659	254,659	—	—
Deutsche Bank Securities, Inc.	71,154	71,154	—	—
HSBC Securities USA, Inc.	254,659	254,659	—	—
HSBC Securities USA, Inc.	16,255	16,255	—	—
Nomura Securities International, Inc.	254,659	254,659	—	—
RBC Dominion Securities, Inc.	254,659	254,659	—	—

	$1,433,389	$1,433,389	$—	$—

Large-Cap Strategy Fund
Bank of America Securities, Inc.	$543,410	$543,410	$—	$—
Cantor Fitzgerald Securities	156,950	156,950	—	—
Daiwa Capital Markets America, Inc.	543,410	543,410	—	—
Deutsche Bank Securities, Inc.	150,024	150,024	—	—
HSBC Securities USA, Inc.	543,410	543,410	—	—
HSBC Securities USA, Inc.	34,686	34,686	—	—
Nomura Securities International, Inc.	543,410	543,410	—	—
RBC Dominion Securities, Inc.	543,410	543,410	—	—

	$3,058,710	$3,058,710	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

24	NOTES TO FINANCIAL STATEMENTS (continued)

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITS”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

The Enhanced Dividend Income Strategy Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income, if any, are declared and paid quarterly for the Funds.

Segment Reporting – Each Fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its investment objective as outlined in the Funds’ prospectus. The Investment Committee - General Matters, comprising senior management of the Advisor and the President of the Funds, acts as the chief operating decision maker (CODM) and regularly reviews the Funds’ total returns, expense ratios, and changes in net assets as presented within the Funds’ financial statements to assess performance and to make decisions about resources to be allocated to the Funds.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2025, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

Enhanced Dividend Income Strategy Fund	$1,383,467	$1,383,467	$—
Large-Cap Strategy Fund	3,040,893	3,040,893	—

(1)	Collateral with a value of $1,433,389 and $3,058,710, respectively, has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	25

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2025.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Enhanced Dividend Income Strategy Fund	$ 62,458,550	$ 26,715,102	$ (942,146)	$ 25,772,956
Large-Cap Strategy Fund	133,685,242	503,424,075	(12,059,213)	491,364,862

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Enhanced Dividend Income Strategy Fund	0.40%

Large-Cap Strategy Fund	0.25%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2026, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations
Fund	Class A	Class I

Enhanced Dividend Income Strategy Fund	0.75%	0.50%
Large-Cap Strategy Fund	—	0.25%

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

26	NOTES TO FINANCIAL STATEMENTS (continued)

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2025, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2025, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

Enhanced Dividend Income Strategy Fund	$452

Sales Charges – The Funds’ Class A shares, as applicable, bear front-end sales charges.

For the six months ended October 31, 2025, M&T did not receive sales charges on the sale of Class A shares.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable, to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2025, M&T did not receive any shareholder service fees from the Funds.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2025 were as follows:

Fund	Purchases	Sales
Enhanced Dividend Income Strategy Fund	$5,367,723	$5,089,756
Large-Cap Strategy Fund	20,559,497	44,131,195

6.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (concluded)	27

companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

7.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 26, 2025. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the Statement of Operations. The LOC expires on March 25, 2026.

The Funds did not utilize the LOC during the six months ended October 31, 2025.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material subsequent events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

28

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

At a meeting held on September 25-26, 2025 (the “September Meeting”), the Board of Trustees (the “Board”) of the Wilmington Funds (the “Trust,” and each series, a “Fund”) agreed to approve the renewal of the Trust’s investment advisory agreement and sub-advisory agreement (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), of the Trust, to consider information relating to each Fund of the Trust, as generally described below.

At a meeting held on August 18, 2025 (the “August Meeting”), the Board met with personnel of Wilmington Funds Management Corporation (“WFMC”), Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and independent counsel to the Independent Trustees (“Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA. At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel that was sent on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser provided the Board with an initial basis for the approval of the Advisory Agreements and discussed with the Board the information about the Adviser, including information provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

●

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

●	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;

●	Information about fees paid by other clients of the Adviser that have substantially similar investment objectives to the corresponding Fund; and

●	The financial stability of the Adviser and its parent company.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment performance, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements. The Board generally concluded that, for each Fund, the consideration of each factor above supported the renewal of each Advisory Agreement.

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Semi-Annual Financial Statements and Other Information	29

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

●	The nature and extent of the investment advisory services to be provided to each Fund by the Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

●	The prospects for satisfactory investment performance were reasonable; and

●	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington Enhanced Dividend Income Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2025. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be explained by the Fund’s allocation, consistent with its investment objective, to higher-paying dividend stocks, which lagged lower-and non-dividend paying stocks during the periods. The Board considered that the Fund’s strategy tends to underperform when lower-yielding and lower quality stocks are favored.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Large-Cap Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2025.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

30

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 11, 2025

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

31

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website. You can manage your cookie preferences here and find additional information in the Wilmington Trust Cookie Notice.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

●	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 11, 2025. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP
Wilmington Funds Management Corp.	Two Commerce Square
1100 North Market Street	2001 Market Street, Suite 1800
9th Floor	Philadelphia, PA 19103
Wilmington, DE 19890
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286

WT-SAR-EQ-1025

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

October 31, 2025 (unaudited) PRESIDENT’S MESSAGE AND SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION WILMINGTON FUNDS Equity Fund Wilmington International Fund Alternatives Fund Wilmington Global Alpha Equities Fund Asset Allocation Fund Wilmington Real Asset Fund

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Financial Statements of the International Fund, Global Alpha Equities Fund, and Real Asset Fund (the “Funds”), covering the Funds’ semi-annual fiscal period of May 1, 2025, through October 31, 2025.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively) have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The semiannual fiscal period unfolded against a backdrop of sweeping policy changes and heightened economic uncertainty in the wake of the landmark “Liberation Day” tariff announcement. This period was further defined by pivotal political developments, including the passage of President Trump’s “One Big Beautiful Bill” in July. This legislation extended most of the 2017 tax cuts that were set to expire in December and introduced transformative new tax and spending measures. An ongoing government shutdown late in the period obfuscated the economic picture by halting the flow of economic data and leaving policymakers and investors to navigate critical decisions without timely information.

Tariffs continued to dominate headlines early in the period as trade war tensions escalated. President Trump issued a series of rapid-fire announcements, raising tariff rates on several of the United States’ largest trading partners. As the period progressed, the tariff threat appeared to soften as major trade agreements were reached, though sporadic sector-specific adjustments persisted. Looking ahead, a major legal test looms as the Supreme Court prepares to rule—likely in 2026—on the legality of President Trump’s use of the International Emergency Economic Powers Act (IEEPA) to impose sweeping global tariffs.

On the economic front, prior to the shutdown, the labor market showed signs of softening, with job growth slowing and major revisions pulling employment figures toward contractionary territory. The unemployment rate ticked up to 4.3%, though layoffs remained subdued. Wage growth decelerated, and the bulk of job gains were concentrated in healthcare, while cyclical sectors shed jobs.

Gross Domestic Product (“GDP”) growth for Q2 (reported in August) rebounded into positive territory, but underlying drivers, including private spending by consumers and firms, slowed to the weakest pace in the post-pandemic period. Despite recessionary concerns, retail sales showed improvement and upside surprise throughout the summer, though much of the nominal growth reflected higher prices due to tariffs. Inflation pressures nudged up slightly, with both headline and core Consumer Price Index (“CPI”) running at 3% year-over-year and tariff-driven price increases in core goods largely offset by easing shelter costs.

As for monetary policy, the Federal Reserve (the “Fed”) restarted its rate-cutting cycle, reducing the federal funds rate by a cumulative 50 basis points1, bringing the target range to 3.75%–4.00%. The Fed also ended quantitative tightening. Chair Powell’s cautious tone and signs of division amongst committee members highlighted growing uncertainty about the path forward.

Bond markets

Fixed income markets were largely positive during the period, propelled by two successive and well-telegraphed rate cuts from the Federal Reserve, leading to modestly lower yields across the curve. The 10-year Treasury yield fell 8 basis points to 4.08%, while the 2-year yield dropped 3 basis points to 3.57%, approaching its lowest level since mid-2022. Against this backdrop of easing monetary policy, the Bloomberg U.S. Aggregate Bond Index advanced 3.5%, reflecting broad-based gains across investment-grade sectors. Market volatility remained notably subdued, as measured by the MOVE Index2, and credit spreads persisted at historically tight levels, underscoring stability in the fixed income landscape.

For the six-month period May 1, 2025 to October 31, 2025, certain Bloomberg indices performed as follows:3

Bloomberg U.S. Treasury Bond Index[4]	Bloomberg U.S. Aggregate Bond Index[5]	Bloomberg U.S. Credit Bond Index[6]	Bloomberg Municipal Bond Index[7]	Bloomberg U.S. Corporate High Yield Bond Index[8]

2.36%	3.50%	4.83%	4.99%	6.34%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

October 31, 2025 / PRESIDENT’S MESSAGE

ii

Equity markets

U.S. equity markets were among the strongest of any 6-month period on record, with large-cap and small-cap stocks both returning more than +20% and delivering gains in every monthly period. The S&P 500 advanced +23.60%, driven by tech and AI-related enthusiasm. Technology (+46.4%), Communication Services (+34.2%), and Consumer Discretionary (+25.5%) led the market, while AI-levered sectors such as Utilities (+14.4%) also posted strong gains. Consumer Staples (-4.7%) was the only sector to decline, pressured by tariff-related headwinds and weakness among lower-end consumers.

International equities were similarly robust. Emerging markets surged (+27.41%) on signs of easing U.S.-China tensions, while developed markets, measured by the MSCI EAFE (Net) Index, gained a solid +13.29%, marking a strong period for global equities.

For the six-month period May 1, 2025 to October 31, 2025, certain stock market indices performed as follows:

S&P 500® Index[9]	Russell 2000® Index[10]	MSCI EAFE (Net) Index[11]	MSCI Emerging Markets (Net) Index[12]

23.60%	27.09%	13.29%	27.41%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

November 18, 2025

PRESIDENT’S MESSAGE / October 31, 2025

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.

MOVE Index is a market-implied measure of bond market volatility that calculates the implied volatility of U.S. Treasury options using a weighted average of option prices on Treasury futures across multiple maturities (2, 5, 10, and 30 years).

3.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

4.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

8.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. The index is unmanaged and investments cannot be made directly in an index.

9.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

10.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $9.7 million to $11.4 billion. The index is unmanaged and investments cannot be made directly in an index.

11.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

12.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

October 31, 2025 / PRESIDENT’S MESSAGE

1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS¢

October 31, 2025 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 94.7%

AUSTRALIA – 2.1%

ANZ Group Holdings Ltd.	31,288	$750,289

Aristocrat Leisure Ltd.	7,311	303,040

BHP Group Ltd.	54,532	1,550,309

BlueScope Steel Ltd.	10,394	155,738

Brambles Ltd.	19,031	309,556

Coles Group Ltd.	11,440	165,048

Commonwealth Bank of Australia	16,070	1,804,726

Computershare Ltd.	3,632	86,906

Fortescue Ltd.	20,930	291,556

Goodman Group	21,900	473,293

Insurance Australia Group Ltd.	38,276	196,846

Macquarie Group Ltd.	4,627	661,679

National Australia Bank Ltd.	30,922	882,531

Northern Star Resources Ltd.	18,206	293,159

Pro Medicus Ltd.	648	111,767

QBE Insurance Group Ltd.	8,814	114,417

Rio Tinto Ltd.	4,950	430,337

Stockland	58,799	242,759

Suncorp Group Ltd.	15,644	200,828

Transurban Group	37,135	351,827

Wesfarmers Ltd.	11,119	611,114

Westpac Banking Corp.	35,875	909,345

WiseTech Global Ltd.	1,706	77,154

Woolworths Group Ltd.	12,396	230,425

TOTAL AUSTRALIA		$11,204,649

AUSTRIA – 1.5%

BAWAG Group AG	34,917	4,503,648

Erste Group Bank AG	20,531	2,123,939

Wienerberger AG	41,793	1,239,965

TOTAL AUSTRIA		$7,867,552

BELGIUM – 0.8%

KBC Group NV	18,631	2,238,771

UCB SA	8,542	2,190,721

TOTAL BELGIUM		$4,429,492

BRAZIL – 1.3%

Banco BTG Pactual SA	147,029	1,337,758

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	37,700	926,602

Localiza Rent a Car SA	120,167	877,361

PRIO SA*	309,800	2,066,120

Rede D’Or Sao Luiz SA	164,700	1,321,898

Wheaton Precious Metals Corp.	7,281	703,156

TOTAL BRAZIL		$7,232,895

CANADA – 6.3%

Agnico Eagle Mines Ltd.	5,107	821,388

Alimentation Couche-Tard, Inc.	8,550	434,526

AltaGas Ltd.	7,147	209,791

Description	Number of Shares	Value

ARC Resources Ltd.	30,645	$565,246

Bank of Montreal#	7,125	885,094

Bank of Nova Scotia (The)	71,030	4,658,693

Barrick Mining Corp.	14,359	471,347

Brookfield Asset Management Ltd., Class A	5,179	280,155

Brookfield Corp.	22,405	1,031,791

CAE, Inc.*	5,061	142,100

Canadian Imperial Bank of Commerce	9,554	791,608

Canadian National Railway Co.	5,841	560,091

Canadian Pacific Kansas City Ltd.	9,203	662,264

Celestica, Inc.*	1,190	409,693

CGI, Inc.	2,735	238,019

Constellation Software, Inc.	164	431,598

Dollarama, Inc.	3,322	431,809

Enbridge, Inc.	76,208	3,553,530

Fairfax Financial Holdings Ltd.	162	263,013

Fortis, Inc.	8,146	409,464

Franco-Nevada Corp.	2,051	383,118

Gildan Activewear, Inc.	2,839	165,557

iA Financial Corp., Inc.	2,215	261,463

Imperial Oil Ltd.	6,407	566,674

Intact Financial Corp.	973	181,502

Keyera Corp.	7,057	208,357

Kinross Gold Corp.	12,263	285,208

Loblaw Cos. Ltd.	7,813	310,503

Magna International, Inc.	5,733	270,841

Manulife Financial Corp.	19,459	629,742

National Bank of Canada	2,845	317,858

Nutrien Ltd.	5,764	313,937

Pembina Pipeline Corp.	9,930	375,663

Power Corp. of Canada	4,930	230,937

RB Global, Inc.	1,443	143,173

Restaurant Brands International, Inc.	3,469	227,845

Rogers Communications, Inc., Class B	5,136	201,002

Royal Bank of Canada	41,691	6,107,625

Saputo, Inc.	4,423	106,874

Shopify, Inc., Class A*	11,530	2,004,710

Stantec, Inc.	960	106,312

Sun Life Financial, Inc.	6,824	415,069

TC Energy Corp.	11,084	556,195

Thomson Reuters Corp.#	1,773	271,585

Toronto-Dominion Bank (The)	16,656	1,367,584

Tourmaline Oil Corp.	12,835	564,537

WSP Global, Inc.	1,277	244,137

TOTAL CANADA		$34,069,228

CHILE – 0.3%

Lundin Mining Corp.	110,286	1,773,949

CHINA – 8.0%

Alibaba Group Holding Ltd.	155,860	3,311,540

Alibaba Group Holding Ltd., ADR	15,244	2,598,035

DiDi Global, Inc., ADR*	410,966	2,646,621

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

2	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Duality Biotherapeutics, Inc.*,#	17,581	$710,430

Fuyao Glass Industry Group Co. Ltd., Class H	69,472	620,018

Fuyao Glass Industry Group Co. Ltd., Class A	77,570	735,018

Hesai Group, ADR*,#	36,012	854,565

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H*,#	180,167	1,743,578

KE Holdings, Inc., ADR	57,265	976,368

KE Holdings, Inc., Class A	141,088	799,624

Kweichow Moutai Co. Ltd., Class A	4,300	863,193

Luxshare Precision Industry Co. Ltd., Class A	226,200	2,000,477

Meituan, Class B*	111,490	1,463,472

NAURA Technology Group Co. Ltd., Class A	23,460	1,340,529

NetEase, Inc.	46,520	1,299,115

OmniVision Integrated Circuits Group, Inc., Class A	89,040	1,633,783

PDD Holdings, Inc., ADR*	17,129	2,310,188

PICC Property & Casualty Co. Ltd., Class H	2,455,606	5,802,025

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	13,005	749,785

Tencent Holdings Ltd.	87,440	7,077,975

Trip.com Group Ltd., ADR	26,115	1,845,025

Yangzijiang Shipbuilding Holdings Ltd.	43,782	118,403

Zai Lab Ltd.*,#	223,650	578,513

Zhongsheng Group Holdings Ltd.	547,441	865,135

TOTAL CHINA		$42,943,415

DENMARK – 1.1%

Novo Nordisk A/S, Class B	37,520	1,829,686

Pandora A/S	9,719	1,301,477

Royal Unibrew A/S	35,759	2,702,229

TOTAL DENMARK		$5,833,392

FINLAND – 0.3%

Wartsila OYJ Abp	49,680	1,624,570

FRANCE – 5.0%

Capgemini SE	11,826	1,819,770

Cie de Saint-Gobain SA	18,343	1,777,286

Cie Generale des Etablissements Michelin SCA	46,618	1,487,901

Dassault Aviation SA	3,821	1,227,912

Elis SA	70,188	1,954,597

Engie SA	167,960	3,930,062

LVMH Moet Hennessy Louis Vuitton SE	3,177	2,241,491

Pernod Ricard SA	18,539	1,815,508

Publicis Groupe SA	19,434	1,944,372

Rexel SA	51,841	1,792,636

Technip Energies NV	44,226	1,795,414

Thales SA	6,103	1,736,848

TotalEnergies SE	51,420	3,197,577

TOTAL FRANCE		$26,721,374

GERMANY – 5.6%

Allianz SE	4,439	1,781,605

Brenntag SE	30,873	1,713,455

Carl Zeiss Meditec AG	16,595	839,729

Daimler Truck Holding AG	37,052	1,482,394

Deutsche Telekom AG	90,336	2,799,942

E.ON SE	208,014	3,869,845

Description	Number of Shares	Value

Heidelberg Materials AG	8,609	$2,015,395

IONOS Group SE*	41,580	1,473,761

Rheinmetall AG	813	1,594,483

SAP SE	12,136	3,139,732

Siemens AG	15,494	4,385,317

Talanx AG	25,858	3,144,451

United Internet AG	57,011	1,757,185

TOTAL GERMANY		$29,997,294

GREECE – 0.6%

Alpha Bank SA	473,801	1,856,831

Hellenic Telecommunications Organization SA	81,625	1,534,527

TOTAL GREECE		$3,391,358

HONG KONG – 2.3%

AIA Group Ltd.	597,322	5,799,840

CK Asset Holdings Ltd.	47,710	236,016

CLP Holdings Ltd.	23,692	202,145

Futu Holdings Ltd., ADR	681	135,546

Hong Kong & China Gas Co. Ltd.	252,848	235,259

Hong Kong Exchanges & Clearing Ltd.	55,889	3,046,706

Link REIT	39,197	204,193

Prudential PLC	142,000	1,968,054

Sun Hung Kai Properties Ltd.	23,827	289,614

Techtronic Industries Co. Ltd.	23,394	273,362

TOTAL HONG KONG		$12,390,735

HUNGARY – 0.2%

OTP Bank Nyrt	13,277	1,266,366

INDIA – 1.5%

HDFC Bank Ltd., ADR	75,989	2,752,322

ICICI Bank Ltd., ADR	87,839	2,661,522

Infosys Ltd., ADR#	98,546	1,632,907

MakeMyTrip Ltd.*	14,571	1,165,680

TOTAL INDIA		$8,212,431

INDONESIA – 1.0%

Bank Central Asia Tbk PT	10,769,474	5,520,732

IRELAND – 0.7%

AIB Group PLC	230,834	2,124,575

Kerry Group PLC, Class A	15,409	1,404,910

TOTAL IRELAND		$3,529,485

ISRAEL – 0.3%

Bank Hapoalim BM	22,722	462,327

Bank Leumi Le-Israel BM	23,319	474,688

Check Point Software Technologies Ltd.*	1,112	217,596

Nice Ltd.*	806	109,233

Wix.com Ltd.*	644	93,728

TOTAL ISRAEL		$1,357,572

ITALY – 0.9%

FinecoBank Banca Fineco SpA	202,555	4,625,140

JAPAN – 14.1%

77 Bank Ltd. (The)	9,836	422,199

ABC-Mart, Inc.	26,000	445,987

ADEKA Corp.	26,125	592,987

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value

Advantest Corp.	8,329	$1,250,350

Aica Kogyo Co. Ltd.	17,856	420,591

Aisin Corp.	10,957	197,263

and ST HD Co. Ltd.	12,211	206,409

ARE Holdings, Inc.	50,724	807,055

Asahi Group Holdings Ltd.	80,575	868,439

ASKUL Corp.	34,523	314,518

Astellas Pharma, Inc.	70,544	738,581

Chugai Pharmaceutical Co. Ltd.	16,034	733,396

Dai-ichi Life Holdings, Inc.	142,223	1,001,310

Daiichi Sankyo Co. Ltd.	50,465	1,201,454

Daiseki Co. Ltd.	8,700	183,191

Daito Trust Construction Co. Ltd.	23,535	439,286

Denso Corp.	29,969	420,336

dip Corp.	35,922	493,458

en, Inc.	17,051	172,269

Fuji Corp.	30,319	589,716

Fujimi, Inc.	9,200	144,468

Fuso Chemical Co. Ltd.	24,392	810,376

Future Corp.	41,700	588,795

GMO Payment Gateway, Inc.	7,298	399,067

Hikari Tsushin, Inc.	1,774	469,659

Hitachi Ltd.	49,809	1,718,800

Honda Motor Co. Ltd.	27,850	281,916

Isuzu Motors Ltd.	373,347	4,590,828

ITOCHU Corp.	18,918	1,096,338

JGC Holdings Corp.	23,189	235,110

KDDI Corp.	237,152	3,787,877

Keyence Corp.	2,115	787,344

KH Neochem Co. Ltd.	27,732	496,480

Kyowa Kirin Co. Ltd.	15,924	246,129

LaSalle Logiport REIT	717	693,691

Lintec Corp.	23,460	597,499

Marubeni Corp.	18,080	445,811

Maruwa Co. Ltd.	1,336	380,315

Mebuki Financial Group, Inc.	64,332	401,538

MISUMI Group, Inc.	64,269	1,005,884

Mitsubishi Corp.	34,983	842,625

Mitsubishi Estate Co. Ltd.	24,437	517,568

Mitsubishi Gas Chemical Co., Inc.	28,839	534,638

Mitsubishi Heavy Industries Ltd.	34,843	1,052,005

Mitsubishi UFJ Financial Group, Inc.	324,440	4,905,231

Mizuho Financial Group, Inc.	53,116	1,774,669

MS&AD Insurance Group Holdings, Inc.	30,955	639,950

Nichicon Corp.	28,961	291,283

Nintendo Co. Ltd.	12,000	1,015,768

Nippon Soda Co. Ltd.	21,680	481,121

Nissan Chemical Corp.	15,784	534,327

NOF Corp.	16,441	293,060

NTT, Inc.	490,520	504,175

Open Up Group, Inc.	40,639	453,830

Optorun Co. Ltd.	17,934	198,064

Osaka Soda Co. Ltd.	31,506	336,914

OSG Corp.	19,194	278,675

Otsuka Holdings Co. Ltd.	18,386	999,055

Persol Holdings Co. Ltd.	360,626	598,820

Recruit Holdings Co. Ltd.	19,832	991,922

Description	Number of Shares	Value

Relo Group, Inc.#	25,921	$278,872

Resona Holdings, Inc.	33,800	327,560

Roland Corp.	17,713	375,845

Sega Sammy Holdings, Inc.	32,477	601,660

Sekisui House Ltd.	22,683	487,336

Shimamura Co. Ltd.	2,760	178,108

Shin-Etsu Chemical Co. Ltd.	47,512	1,435,133

Shionogi & Co. Ltd.	55,290	925,626

Ship Healthcare Holdings, Inc.	24,500	366,204

SIGMAXYZ Holdings, Inc.	86,500	491,688

SMC Corp.	828	282,447

SoftBank Group Corp.	10,388	1,824,354

Sony Group Corp.	113,882	3,201,199

Sumitomo Mitsui Financial Group, Inc.	40,119	1,083,742

Sumitomo Mitsui Trust Group, Inc.	41,436	1,137,601

Suzuki Motor Corp.	48,378	724,524

T&D Holdings, Inc.	25,761	555,138

TechMatrix Corp.	39,982	566,872

THK Co. Ltd.	12,565	335,752

Tokio Marine Holdings, Inc.	68,343	2,564,138

Tokyo Electron Ltd.	20,618	4,572,859

Tokyo Seimitsu Co. Ltd.	4,033	278,968

Toyo Suisan Kaisha Ltd.	4,665	338,879

Toyo Tanso Co. Ltd.#	17,201	516,220

Toyota Motor Corp.	103,029	2,097,885

Toyota Tsusho Corp.	17,230	527,376

Tri Chemical Laboratories, Inc.	2,600	50,495

Ulvac, Inc.	11,484	523,416

Ushio, Inc.	21,915	364,112

Valqua Ltd.	17,594	443,532

Yamaha Motor Co. Ltd.	18,812	136,107

Yamato Kogyo Co. Ltd.	6,335	400,053

TOTAL JAPAN		$75,914,121

KAZAKHSTAN – 0.3%

Kaspi.KZ JSC, ADR	23,346	1,746,047

MACAO – 0.0%**

Galaxy Entertainment Group Ltd.	40,865	203,627

MEXICO – 1.4%

Controladora Vuela Cia de Aviacion SAB de CV, ADR*	138,680	919,448

Corp Inmobiliaria Vesta SAB de CV, ADR	70,266	2,133,979

Grupo Financiero Banorte SAB de CV, Class O	209,820	1,969,734

Wal-Mart de Mexico SAB de CV	697,300	2,308,257

TOTAL MEXICO		$7,331,418

NETHERLANDS – 2.8%

Akzo Nobel NV	18,946	1,254,381

Arcadis NV	30,719	1,466,610

ASML Holding NV	4,470	4,730,368

Heineken NV	18,023	1,392,703

ING Groep NV	78,549	1,966,518

Koninklijke KPN NV	513,385	2,377,665

Koninklijke Philips NV	74,306	2,033,303

TOTAL NETHERLANDS		$15,221,548

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

4	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

NEW ZEALAND – 0.1%

Fisher & Paykel Healthcare Corp. Ltd.	10,302	$218,716

Xero Ltd.*	2,086	197,906

TOTAL NEW ZEALAND		$416,622

NORWAY – 1.0%

DNB Bank ASA	83,831	2,137,725

Equinor ASA	139,396	3,330,338

TOTAL NORWAY		$5,468,063

PERU – 0.3%

Credicorp Ltd.	5,437	1,419,057

PORTUGAL – 0.2%

Jeronimo Martins SGPS SA	48,115	1,238,971

SINGAPORE – 0.7%

CapitaLand Ascendas REIT#	117,065	253,629

DBS Group Holdings Ltd.	23,022	953,885

Grab Holdings Ltd., Class A*	153,189	920,666

Keppel Ltd.	36,805	288,140

Oversea-Chinese Banking Corp. Ltd.	40,854	534,529

Sea Ltd., ADR*	3,796	593,125

Singapore Telecommunications Ltd.	101,392	331,066

TOTAL SINGAPORE		$3,875,040

SOUTH AFRICA – 1.8%

Anglo American PLC	156,447	5,908,827

Naspers Ltd., Class N	49,910	3,512,138

TOTAL SOUTH AFRICA		$9,420,965

SOUTH KOREA – 3.9%

Coupang, Inc.*	65,781	2,103,018

HD Hyundai Marine Solution Co. Ltd.	7,746	1,307,537

Hyundai Motor Co.	12,028	2,448,233

Samsung Electronics Co. Ltd.	108,270	8,169,170

SK hynix, Inc.	14,380	5,641,986

SK Telecom Co. Ltd.	31,981	1,173,965

TOTAL SOUTH KOREA		$20,843,909

SPAIN – 1.5%

Bankinter SA	144,989	2,184,279

Industria de Diseno Textil SA#	102,191	5,642,163

TOTAL SPAIN		$7,826,442

SWEDEN – 1.5%

AAK AB	45,715	1,277,099

Atlas Copco AB, Class A#	129,345	2,180,427

Sandvik AB	57,390	1,742,798

Trelleborg AB, Class B	29,613	1,239,038

Volvo AB, Class B#	59,094	1,629,707

TOTAL SWEDEN		$8,069,069

SWITZERLAND – 1.0%

Galderma Group AG	11,596	2,139,802

Sulzer AG	6,988	1,165,318

UBS Group AG	51,964	1,984,286

TOTAL SWITZERLAND		$5,289,406

Description	Number of Shares	Value

TAIWAN – 6.5%

ASPEED Technology, Inc.	12,424	$2,210,705

Delta Electronics, Inc.	13,429	434,659

MediaTek, Inc.	56,194	2,394,657

Quanta Computer, Inc.	198,709	1,942,424

Realtek Semiconductor Corp.	167,000	2,797,729

Taiwan Semiconductor Manufacturing Co. Ltd.	515,616	25,159,364

TOTAL TAIWAN		$34,939,538

THAILAND – 0.3%

True Corp. PCL, NVDR*	4,291,626	1,499,780

TURKEY – 0.4%

MLP Saglik Hizmetleri AS*	112,333	897,510

Yapi ve Kredi Bankasi AS*	1,907,978	1,524,423

TOTAL TURKEY		$2,421,933

UNITED ARAB EMIRATES – 0.4%

Abu Dhabi Islamic Bank PJSC	207,717	1,194,403

Aldar Properties PJSC	488,044	1,195,877

TOTAL UNITED ARAB EMIRATES		$2,390,280

UNITED KINGDOM – 10.8%

AstraZeneca PLC	20,920	3,427,081

Babcock International Group PLC	113,276	1,805,073

BAE Systems PLC	143,664	3,531,164

Beazley PLC	127,858	1,562,933

British American Tobacco PLC	43,740	2,243,287

Bunzl PLC	61,110	1,856,078

Genuit Group PLC	409,628	1,991,075

HSBC Holdings PLC	227,446	3,177,395

ICG PLC	108,970	2,764,302

London Stock Exchange Group PLC	14,070	1,753,369

National Grid PLC	239,408	3,585,417

QinetiQ Group PLC	207,363	1,305,947

Reckitt Benckiser Group PLC	85,236	6,512,439

Rotork PLC	428,801	1,927,667

RS Group PLC	426,296	3,116,539

Serco Group PLC	515,604	1,719,112

Smith & Nephew PLC	96,970	1,789,822

Smiths Group PLC	105,726	3,497,307

Standard Chartered PLC	93,888	1,923,498

Tate & Lyle PLC	348,777	1,769,523

Tesco PLC	305,566	1,844,133

Unilever PLC	78,741	4,746,956

TOTAL UNITED KINGDOM		$57,850,117

UNITED STATES – 5.9%

CSL Ltd.	4,538	530,005

CyberArk Software Ltd.*	474	246,850

Haleon PLC	420,249	1,954,919

Holcim AG	20,567	1,823,237

Monday.com Ltd.*	515	105,699

Nestle SA	30,029	2,868,754

Novartis AG	58,053	7,161,132

Philip Morris International, Inc.	25,908	3,739,302

QIAGEN NV	65,703	3,086,859

Roche Holding AG	25,624	8,243,620

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value

Roche Holding AG	367	$123,952

Schneider Electric SE	6,279	1,781,146

TOTAL UNITED STATES		$31,665,475

TOTAL COMMON STOCKS (Cost $347,361,341)		$509,043,057

EXCHANGE-TRADED FUNDS – 3.5%

iShares MSCI India ETF	311,569	16,815,379

iShares MSCI Saudi Arabia ETF#	50,116	2,018,673

Next Funds TOPIX ETF	5,300	120,093

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,101,349)		$18,954,145

MONEY MARKET FUND – 0.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%^	4,295,401	4,295,401

TOTAL MONEY MARKET FUND (Cost $4,295,401)		$4,295,401

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.3%

REPURCHASE AGREEMENTS – 3.3%

Bank of America Securities, Inc., 4.16%, dated 10/31/25, due 11/03/25, repurchase price $1,057,342, collateralized by U.S. Government Agency Securities, 2.00% to 6.00%, maturing 11/01/27 to 8/01/55; total market value of $1,078,116.	$1,056,976	1,056,976

Citadel Securities LLC, 4.26%, dated 10/31/25, due 11/03/25, repurchase price $3,296,974, collateralized by U.S. Treasury Securities, 0.00% to 4.88%, maturing 11/04/25 to 8/15/55; total market value of $3,362,913.	3,295,804	3,295,804

Daiwa Capital Markets America, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $3,099,126, collateralized by U.S. Government Agency & Treasury Securities, 1.50% to 7.50%, maturing 6/30/27 to 10/20/55; total market value of $3,160,016.	3,098,055	3,098,055

Description	Par Value	Value

Deutsche Bank Securities, Inc., 3.95%, dated 10/31/25, due 11/03/25, repurchase price $872,695, collateralized by U.S. Treasury Securities, 1.13% to 6.75%, maturing 2/15/26 to 8/15/55; total market value of $889,856.	$872,408	$872,408

HSBC Securities USA, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $3,099,126, collateralized by U.S. Government Agency Securities, 1.55% to 7.00%, maturing 1/01/32 to 6/01/55; total market value of $3,160,016.	3,098,055	3,098,055

HSBC Securities USA, Inc., 4.14%, dated 10/31/25, due 11/03/25, repurchase price $197,817, collateralized by U.S. Treasury Securities, 0.13% to 3.63%, maturing 7/15/30 to 2/15/51; total market value of $201,704.	197,749	197,749

Nomura Securities International, Inc., 4.14%, dated 10/31/25, due 11/03/25, repurchase price $3,099,124, collateralized by U.S. Government Agency Securities, 1.50% to 7.00%, maturing 4/01/31 to 11/01/55; total market value of $3,160,016.	3,098,055	3,098,055

RBC Dominion Securities, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $3,099,126, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/06/25 to 8/15/55; total market value of $3,160,018.	3,098,055	3,098,055

TOTAL REPURCHASE AGREEMENTS (Cost $17,815,157)		$17,815,157

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $17,815,157)		$17,815,157

TOTAL INVESTMENTS – 102.3% (Cost $385,573,248)		$550,107,760

COLLATERAL FOR SECURITIES ON LOAN – (3.3%)		(17,815,157)

OTHER ASSETS LESS LIABILITIES – 1.0%		5,664,589

TOTAL NET ASSETS – 100.0%		$537,957,192

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

 The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Australia	$11,204,649	$—	$—	$11,204,649

Austria	7,867,552	—	—	7,867,552

Belgium	4,429,492	—	—	4,429,492

Brazil	7,232,895	—	—	7,232,895

Canada	34,069,228	—	—	34,069,228

Chile	1,773,949	—	—	1,773,949

China	42,943,415	—	—	42,943,415

Denmark	5,833,392	—	—	5,833,392

Finland	1,624,570	—	—	1,624,570

France	26,721,374	—	—	26,721,374

Germany	29,997,294	—	—	29,997,294

Greece	3,391,358	—	—	3,391,358

Hong Kong	12,390,735	—	—	12,390,735

Hungary	1,266,366	—	—	1,266,366

India	8,212,431	—	—	8,212,431

Indonesia	5,520,732	—	—	5,520,732

Ireland	3,529,485	—	—	3,529,485

Israel	1,357,572	—	—	1,357,572

Italy	4,625,140	—	—	4,625,140

Japan	75,914,121	—	—	75,914,121

Kazakhstan	1,746,047	—	—	1,746,047

Macao	203,627	—	—	203,627

Mexico	7,331,418	—	—	7,331,418

Netherlands	15,221,548	—	—	15,221,548

New Zealand	416,622	—	—	416,622

Norway	5,468,063	—	—	5,468,063

Peru	1,419,057	—	—	1,419,057

Portugal	1,238,971	—	—	1,238,971

Singapore	3,875,040	—	—	3,875,040

South Africa	9,420,965	—	—	9,420,965

South Korea	20,843,909	—	—	20,843,909

Spain	7,826,442	—	—	7,826,442

Sweden	8,069,069	—	—	8,069,069

Switzerland	5,289,406	—	—	5,289,406

Taiwan	34,939,538	—	—	34,939,538

Thailand	1,499,780	—	—	1,499,780

Turkey	2,421,933	—	—	2,421,933

United Arab Emirates	2,390,280	—	—	2,390,280

United Kingdom	57,850,117	—	—	57,850,117

United States	31,665,475	—	—	31,665,475

Exchange-Traded Funds	18,954,145	—	—	18,954,145

Money Market Fund	4,295,401	—	—	4,295,401

Repurchase Agreements	—	17,815,157	—	17,815,157

Total Investments in Securities	$532,292,603	$17,815,157	$—	$550,107,760

Other Financial Instruments!

Financial Futures Contracts	$(11,211)	$—	$—	$(11,211)

Total Liabilities - Other Financial Instruments	$(11,211)	$—	$—	$(11,211)

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

¢	Country classifications are based on primary country of risk.

*	Non-income producing security.

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	7

Wilmington International Fund (concluded)

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

LLC	Limited Liability Corporation

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SPI	Share Price Index

TOPIX	Tokyo Stock Price Index

At October 31, 2025, the sector classifications of the Fund’s investments were as follows:

% of Net Assets

Financials	22.4%

Information Technology	14.9%

Industrials	13.9%

Consumer Discretionary	9.6%

Health Care	8.7%

Consumer Staples	7.3%

Communication Services	5.4%

Materials	5.2%

Energy	3.1%

Utilities	2.5%

Real Estate	1.6%

Other	5.4%

100.0%

At October 31, 2025, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

LONG POSITIONS:

EXCHANGE-TRADED:

SPI 200 Index	December 2025	31	$4,520,188	$4,508,977	$—	$(11,211)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$—	$(11,211)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through October 31, 2025. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

8

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 92.8%

AEROSPACE & DEFENSE – 1.2%

BAE Systems PLC	38,365	$942,986

General Dynamics Corp.	882	304,202

Hanwha Aerospace Co. Ltd.	694	476,874

HEICO Corp.	165	52,432

HEICO Corp., Class A	259	64,162

Lockheed Martin Corp.	905	445,151

Safran SA	1,652	586,296

TOTAL AEROSPACE & DEFENSE		$2,872,103

AIR FREIGHT & LOGISTICS – 0.7%

C.H. Robinson Worldwide, Inc.	4,058	624,891

DSV A/S	1,190	252,549

Expeditors International of Washington, Inc.	3,833	467,243

United Parcel Service, Inc., Class B	2,027	195,443

Yamato Holdings Co. Ltd.	6,055	88,481

TOTAL AIR FREIGHT & LOGISTICS		$1,628,607

AUTOMOBILE COMPONENTS – 0.9%

Aisin Corp.	2,738	49,293

Aumovio SE*	1,136	48,841

Brembo NV	4,956	53,384

Bridgestone Corp.	3,886	170,559

Continental AG	1,194	90,118

Denso Corp.	9,202	129,064

Fuyao Glass Industry Group Co. Ltd., Class H	43,496	388,190

Hankook Tire & Technology Co. Ltd.	1,502	48,863

Hesai Group, ADR*	4,245	100,734

Hyundai Mobis Co. Ltd.	638	141,504

Koito Manufacturing Co. Ltd.	9,270	138,560

Minth Group Ltd.	31,000	137,396

Stanley Electric Co. Ltd.	3,497	68,869

Sumitomo Rubber Industries Ltd.	5,659	66,427

Tachi-S Co. Ltd.	3,041	38,676

Tokai Rika Co. Ltd.	4,120	74,267

Toyoda Gosei Co. Ltd.	1,020	23,675

Toyota Boshoku Corp.	5,800	88,406

TS Tech Co. Ltd.	4,726	56,150

Valeo SE	5,284	72,996

TOTAL AUTOMOBILE COMPONENTS		$1,985,972

AUTOMOBILES – 1.2%

Honda Motor Co. Ltd.	25,794	261,103

Isuzu Motors Ltd.	60,841	748,126

Mercedes-Benz Group AG	5,255	340,474

Nissan Motor Co. Ltd.*	27,548	63,190

Renault SA	2,142	83,205

Subaru Corp.	5,569	118,636

Suzuki Motor Corp.	12,129	181,648

Tesla, Inc.*	1,554	709,494

Toyota Motor Corp.	14,807	301,501

Description	Number of Shares	Value

Yamaha Motor Co. Ltd.	4,720	$34,150

TOTAL AUTOMOBILES		$2,841,527

BANKS – 8.1%

77 Bank Ltd. (The)	2,458	105,507

ABN AMRO Bank NV	8,234	245,910

AIB Group PLC	21,312	196,154

Banco Bradesco SA, ADR	70,125	237,023

Bank Leumi Le-Israel BM	22,650	461,070

Bank Negara Indonesia Persero Tbk PT	394,494	103,902

Bank of America Corp.	19,200	1,026,240

Bank of Ireland Group PLC	11,817	193,212

Bank of Nova Scotia (The)	10,116	663,485

Bank of Nova Scotia (The)	4,770	312,912

BDO Unibank, Inc.	29,977	68,002

BNP Paribas SA	3,325	257,012

BPER Banca SpA	16,171	193,012

Chiba Bank Ltd. (The)	15,210	148,586

Dah Sing Financial Holdings Ltd.	8,168	37,778

DNB Bank ASA	18,474	471,095

Erste Group Bank AG	8,650	894,845

FinecoBank Banca Fineco SpA	83,075	1,896,934

First Citizens BancShares, Inc., Class A	174	317,519

HDFC Bank Ltd., ADR	37,581	1,361,184

HSBC Holdings PLC	44,633	623,518

iM Financial Group Co. Ltd.	6,824	63,367

ING Groep NV	10,204	255,463

Itau Unibanco Holding SA, ADR	55,534	408,730

Kasikornbank PCL	22,956	132,404

Kasikornbank PCL, NVDR	11,062	63,803

KB Financial Group, Inc., ADR	1,839	149,731

KBC Group NV	6,705	805,698

Mebuki Financial Group, Inc.	16,097	100,472

Mitsubishi UFJ Financial Group, Inc.	34,933	528,154

Mizuho Financial Group, Inc.	31,383	1,048,544

OTP Bank Nyrt	1,791	170,826

Resona Holdings, Inc.	28,716	278,290

Royal Bank of Canada	4,699	688,392

Sberbank of Russia PJSC, ADR*,(1)	3,982	—

Security Bank Corp.	18,687	22,101

Shiga Bank Ltd. (The)	1,030	41,638

Shinhan Financial Group Co. Ltd., ADR	4,788	247,492

Societe Generale SA	14,631	925,182

Standard Chartered PLC	20,868	427,526

Sumitomo Mitsui Trust Group, Inc.	23,596	647,814

Tochigi Bank Ltd. (The)	11,060	39,472

Truist Financial Corp.	8,805	392,967

UniCredit SpA	5,984	441,644

Wells Fargo & Co.	12,860	1,118,434

TOTAL BANKS		$18,813,044

BEVERAGES – 0.9%

Ambev SA	52,878	125,316

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	9

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Asahi Group Holdings Ltd.	24,917	$268,556

Brown-Forman Corp., Class B	7,298	198,725

Cia Cervecerias Unidas SA	11,510	73,269

Coca-Cola Co. (The)	261	17,983

Coca-Cola Europacific Partners PLC	566	50,278

Coca-Cola Icecek AS	11,934	14,586

Diageo PLC	4,864	111,822

Embotelladora Andina SA, Class B, ADR	3,065	82,939

Heineken Holding NV	1,083	73,152

Heineken NV	3,340	258,094

Kirin Holdings Co. Ltd.	10,067	141,393

Monster Beverage Corp.*	1,756	117,353

PepsiCo., Inc.	1,078	157,485

Pernod Ricard SA	3,202	313,569

Suntory Beverage & Food Ltd.	2,224	67,278

Tsingtao Brewery Co. Ltd., Class H	10,878	73,495

TOTAL BEVERAGES		$2,145,293

BIOTECHNOLOGY – 1.1%

AbbVie, Inc.	4,482	977,255

Argenx SE, ADR*	738	604,053

Duality Biotherapeutics, Inc.*	2,177	87,971

Gilead Sciences, Inc.	2,389	286,178

Keymed Biosciences, Inc.*	8,191	63,510

United Therapeutics Corp.*	996	443,648

Zai Lab Ltd., ADR*	883	23,073

Zai Lab Ltd.*	26,975	69,776

TOTAL BIOTECHNOLOGY		$2,555,464

BROADLINE RETAIL – 2.7%

Alibaba Group Holding Ltd.	55,942	1,188,593

Alibaba Group Holding Ltd., ADR	3,081	525,095

Amazon.com, Inc.*	14,274	3,485,996

ASKUL Corp.	13,737	125,149

MercadoLibre, Inc.*	202	470,107

Pan Pacific International Holdings Corp.	27,340	162,823

PDD Holdings, Inc., ADR*	1,912	257,872

Seria Co. Ltd.	3,490	66,489

TOTAL BROADLINE RETAIL		$6,282,124

BUILDING PRODUCTS – 0.7%

AGC, Inc.	3,130	97,895

Assa Abloy AB, Class B	11,801	445,569

Cie de Saint-Gobain SA	1,647	159,581

Geberit AG	211	153,907

Lennox International, Inc.	578	291,890

Masco Corp.	2,977	192,791

Trane Technologies PLC	569	255,282

TOTAL BUILDING PRODUCTS		$1,596,915

CAPITAL MARKETS – 3.5%

Ares Management Corp., Class A	3,170	471,411

Blackrock, Inc.	381	412,551

Cboe Global Markets, Inc.	399	98,010

CME Group, Inc.	1,211	321,508

CSC Financial Co. Ltd., Class H	188,820	320,024

Daiwa Securities Group, Inc.	5,004	38,624

Deutsche Boerse AG	797	201,646

Description	Number of Shares	Value

Evercore, Inc., Class A	1,411	$415,624

Goldman Sachs Group, Inc. (The)	655	517,037

Hong Kong Exchanges & Clearing Ltd.	9,805	534,505

Houlihan Lokey, Inc.	2,383	426,748

ICG PLC	21,676	549,867

Intercontinental Exchange, Inc.	3,753	549,026

Japan Exchange Group, Inc.	8,494	95,324

KKR & Co., Inc.	3,871	458,056

London Stock Exchange Group PLC	2,115	263,566

Moody’s Corp.	327	157,058

Nasdaq, Inc.	9,164	783,430

Partners Group Holding AG	121	147,711

S&P Global, Inc.	850	414,129

Schroders PLC	6,706	33,424

T Rowe Price Group, Inc.	849	87,048

Tradeweb Markets, Inc., Class A	2,360	248,720

UBS Group AG	14,191	541,894

TOTAL CAPITAL MARKETS		$8,086,941

CHEMICALS – 2.2%

ADEKA Corp.	6,528	148,173

Aica Kogyo Co. Ltd.	6,668	157,062

Air Liquide SA	1,076	208,263

Arkema SA	1,362	80,850

Asahi Kasei Corp.	12,019	92,223

BASF SE	3,613	178,200

China BlueChemical Ltd., Class H	85,413	26,380

Dow, Inc.	2,674	63,775

Ecolab, Inc.	623	159,737

Element Solutions, Inc.	8,594	229,632

EMS-Chemie Holding AG	58	39,676

Evonik Industries AG	8,174	136,898

Fujimi, Inc.	2,300	36,117

Fuso Chemical Co. Ltd.	6,095	202,494

Givaudan SA	29	118,847

KH Neochem Co. Ltd.	10,429	186,708

Linde PLC	1,356	567,215

Lintec Corp.	5,861	149,273

LyondellBasell Industries NV, Class A	936	43,449

Mitsubishi Gas Chemical Co., Inc.	12,652	234,552

Nippon Shokubai Co. Ltd.	6,390	74,137

Nippon Soda Co. Ltd.	5,406	119,970

Nissan Chemical Corp.	3,954	133,853

NOF Corp.	4,115	73,350

Nutrien Ltd.	1,475	80,314

Osaka Soda Co. Ltd.	7,907	84,555

Sherwin-Williams Co. (The)	883	304,582

Shin-Etsu Chemical Co. Ltd.	15,275	461,392

Sika AG	1,347	263,123

Solstice Advanced Materials, Inc.*	291	13,115

Symrise AG	4,132	341,870

Valqua Ltd.	4,397	110,845

TOTAL CHEMICALS		$5,120,630

COMMERCIAL SERVICES & SUPPLIES – 1.3%

Cintas Corp.	2,778	509,124

Clean Harbors, Inc.*	3,270	688,368

Copart, Inc.*	8,991	386,703

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Daiseki Co. Ltd.	2,187	$46,050

Elis SA	19,511	543,343

Prosegur Cia de Seguridad SA	14,164	46,203

Secom Co. Ltd.	4,335	146,638

Waste Connections, Inc.	3,436	576,148

TOTAL COMMERCIAL SERVICES & SUPPLIES		$2,942,577

COMMUNICATIONS EQUIPMENT – 1.0%

Arista Networks, Inc.*	4,014	632,968

Cisco Systems, Inc.	17,152	1,253,983

Nokia OYJ	32,129	217,164

Telefonaktiebolaget LM Ericsson, Class B	16,940	170,822

TOTAL COMMUNICATIONS EQUIPMENT		$2,274,937

CONSTRUCTION & ENGINEERING – 0.3%

Bouygues SA	1,583	71,398

Chiyoda Corp.*	6,111	16,218

Ferrovial SE	182	11,161

Fugro NV	1,499	15,309

JGC Holdings Corp.	13,532	137,199

Obayashi Corp.	9,457	160,286

Vinci SA	1,882	251,420

TOTAL CONSTRUCTION & ENGINEERING		$662,991

CONSTRUCTION MATERIALS – 0.4%

Amrize Ltd.*	9,002	463,999

Holcim AG	3,727	330,394

Imerys SA	1,284	31,642

Semen Indonesia Persero Tbk PT	267,322	44,366

Taiheiyo Cement Corp.	1,846	50,202

Vicat SACA	843	63,159

TOTAL CONSTRUCTION MATERIALS		$983,762

CONSUMER FINANCE – 0.3%

American Express Co.	1,043	376,242

Credit Acceptance Corp.*	874	390,975

Vanquis Banking Group PLC*	9,140	13,688

TOTAL CONSUMER FINANCE		$780,905

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.3%

Carrefour SA	8,419	126,639

Costco Wholesale Corp.	472	430,204

J Sainsbury PLC	24,598	110,386

Koninklijke Ahold Delhaize NV	5,548	227,083

Kroger Co. (The)	5,058	321,841

Performance Food Group Co.*	9,767	944,860

Tsuruha Holdings, Inc.	7,460	129,586

U.S. Foods Holding Corp.*	5,112	371,233

Walmart, Inc.	4,278	432,848

TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		$3,094,680

CONTAINERS & PACKAGING – 0.4%

Amcor PLC	44,280	349,812

Ball Corp.	3,238	152,186

International Paper Co.	524	20,247

Packaging Corp. of America	252	49,332

Silgan Holdings, Inc.	11,579	447,181

TOTAL CONTAINERS & PACKAGING		$1,018,758

Description	Number of Shares	Value

DISTRIBUTORS – 0.2%

Genuine Parts Co.	527	$67,092

Pool Corp.	1,364	364,270

TOTAL DISTRIBUTORS		$431,362

DIVERSIFIED REITS – 0.1%

British Land Co. PLC (The)	16,073	80,153

Land Securities Group PLC	11,768	96,081

DIVERSIFIED REITS		$176,234

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.0%

BT Group PLC	70,375	171,729

Deutsche Telekom AG	1,402	43,455

Elisa OYJ	1,189	52,408

Infrastrutture Wireless Italiane SpA	800	8,783

Koninklijke KPN NV	113,869	527,367

KT Corp., ADR	6,432	119,314

NTT, Inc.	275,177	282,837

Orange Polska SA	24,411	59,478

Orange SA	19,301	307,791

Proximus SADP	5,555	47,734

Singapore Telecommunications Ltd.	117,642	384,126

Swisscom AG	167	122,332

Telefonica Brasil SA	23,964	143,696

Telefonica SA	4,522	22,866

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,293,916

ELECTRIC UTILITIES – 0.6%

Duke Energy Corp.	4,092	508,636

Edison International	4,771	264,218

EDP SA	11,632	57,787

Enel Americas SA	870,686	82,214

Iberdrola SA	27,605	558,899

TOTAL ELECTRIC UTILITIES		$1,471,754

ELECTRICAL EQUIPMENT – 1.1%

AMETEK, Inc.	873	176,442

Contemporary Amperex Technology Co. Ltd., Class H	1,766	126,929

Cosel Co. Ltd.	2,874	22,938

Hubbell, Inc.	1,089	511,830

Legrand SA	1,530	263,652

Schneider Electric SE	2,004	568,469

Siemens Energy AG*	4,019	497,067

Toyo Tanso Co. Ltd.	4,317	129,558

Ushio, Inc.	9,864	163,888

Zumtobel Group AG	1,250	5,374

TOTAL ELECTRICAL EQUIPMENT		$2,466,147

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.0%

Alps Alpine Co. Ltd.	3,655	46,153

Amphenol Corp., Class A	8,894	1,239,290

CDW Corp.	1,807	287,982

Corning, Inc.	5,770	513,992

Flex Ltd.*	7,961	497,722

Halma PLC	3,144	146,460

Horiba Ltd.	970	90,416

Jabil, Inc.	2,302	508,489

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	11

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Keyence Corp.	1,227	$456,771

Maruwa Co. Ltd.	323	91,947

Maxell Ltd.	4,211	61,180

Nichicon Corp.	13,302	133,788

PAX Global Technology Ltd.	21,464	14,723

Shimadzu Corp.	3,015	81,190

TD SYNNEX Corp.	1,756	274,796

Tong Hsing Electronic Industries Ltd.	13,024	53,170

Yokogawa Electric Corp.	2,675	80,245

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$4,578,314

ENTERTAINMENT – 0.9%

Avex, Inc.	2,820	22,105

Live Nation Entertainment, Inc.*	2,885	431,394

NetEase, Inc.	25,443	710,520

Netflix, Inc.*	620	693,693

Nintendo Co. Ltd.	3,351	283,653

Universal Music Group NV	2,819	75,612

TOTAL ENTERTAINMENT		$2,216,977

FINANCIAL SERVICES – 1.3%

Adyen NV*	215	368,905

Berkshire Hathaway, Inc., Class B*	1,444	689,568

Fiserv, Inc.*	1,595	106,371

GMO Payment Gateway, Inc.	1,814	99,193

Groupe Bruxelles Lambert NV	694	60,995

Jack Henry & Associates, Inc.	277	41,256

Mastercard, Inc., Class A	1,760	971,502

Mitsubishi HC Capital, Inc.	14,079	110,176

Visa, Inc., Class A	1,864	635,139

TOTAL FINANCIAL SERVICES		$3,083,105

FOOD PRODUCTS – 0.8%

Astral Foods Ltd.	3,271	42,254

China Mengniu Dairy Co. Ltd.	24,356	44,320

Chocoladefabriken Lindt & Spruengli AG	17	261,311

Danone SA	1,706	150,785

General Mills, Inc.	1,071	49,919

Hershey Co. (The)	564	95,671

Indofood CBP Sukses Makmur Tbk PT	106,125	55,519

J.M. Smucker Co. (The)	177	18,328

JDE Peet’s NV	240	8,736

Kerry Group PLC, Class A	546	49,781

Kraft Heinz Co. (The)	3,150	77,900

Lotus Bakeries NV	2	17,451

M Dias Branco SA	17,592	96,070

MEIJI Holdings Co. Ltd.	1,209	23,245

Mondelez International, Inc., Class A	3,965	227,829

Nestle SA	3,742	357,484

Orkla ASA	2,142	21,718

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	238,965	20,189

Tate & Lyle PLC	15,068	76,448

Thai Union Group PCL, Class F	126,024	51,057

Toyo Suisan Kaisha Ltd.	1,170	84,992

Ulker Biskuvi Sanayi AS	18,260	46,938

Description	Number of Shares	Value

WH Group Ltd.	80,179	$76,975

TOTAL FOOD PRODUCTS		$1,954,920

GAS UTILITIES – 0.9%

Atmos Energy Corp.	10,938	1,878,273

ENN Energy Holdings Ltd.	7,027	61,177

Osaka Gas Co. Ltd.	3,243	102,019

TOTAL GAS UTILITIES		$2,041,469

GROUND TRANSPORTATION – 1.0%

Ayvens SA	8,481	113,104

Canadian National Railway Co.	3,319	318,258

Central Japan Railway Co.	1,643	40,150

DiDi Global, Inc., ADR*	38,789	249,801

East Japan Railway Co.	4,755	115,890

Old Dominion Freight Line, Inc.	3,936	552,693

Tokyu Corp.	2,388	26,590

Uber Technologies, Inc.*	6,906	666,429

U-Haul Holding Co.	2,168	105,126

West Japan Railway Co.	1,950	39,997

TOTAL GROUND TRANSPORTATION		$2,228,038

HEALTH CARE EQUIPMENT & SUPPLIES – 0.9%

Abbott Laboratories	1,376	170,101

Boston Scientific Corp.*	2,282	229,843

Coloplast A/S, Class B	1,015	91,741

Hoya Corp.	4,035	656,790

IDEXX Laboratories, Inc.*	246	154,859

Koninklijke Philips NV	8,251	225,780

Medtronic PLC	1,465	132,875

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	118,148	82,561

Siemens Healthineers AG	968	54,193

Smith & Nephew PLC	5,685	104,931

Sonova Holding AG	61	16,570

Straumann Holding AG	131	16,441

Stryker Corp.	225	80,154

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,016,839

HEALTH CARE PROVIDERS & SERVICES – 1.9%

Alfresa Holdings Corp.	5,185	73,228

BML, Inc.	1,690	40,081

Cencora, Inc.	584	197,281

CVS Health Corp.	1,009	78,853

Elevance Health, Inc.	1,389	440,591

Fresenius SE & Co. KGaA	3,813	219,841

HCA Healthcare, Inc.	1,460	671,133

Labcorp Holdings, Inc.	985	250,151

McKesson Corp.	1,130	916,814

Molina Healthcare, Inc.*	2,993	458,109

Netcare Ltd.	74,802	62,948

Ship Healthcare Holdings, Inc.	9,502	142,027

UnitedHealth Group, Inc.	2,273	776,366

TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,327,423

HEALTH CARE REITS – 0.3%

Alexandria Real Estate Equities, Inc.	253	14,730

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Welltower, Inc.	4,101	$742,445

TOTAL HEALTH CARE REITS		$757,175

HOTELS, RESTAURANTS & LEISURE – 1.7%

Choice Hotels International, Inc.	2,503	232,679

Compass Group PLC	17,130	567,318

Darden Restaurants, Inc.	2,908	523,876

Evolution AB	1,136	75,955

Expedia Group, Inc.	793	174,460

FDJ UNITED	851	24,797

Galaxy Entertainment Group Ltd.	14,332	71,415

Hyatt Hotels Corp., Class A	1,743	239,506

McDonald’s Corp.	1,468	438,095

Meituan, Class B*	29,317	384,829

Texas Roadhouse, Inc.	1,816	297,061

Trip.com Group Ltd., ADR	8,876	627,089

Yum China Holdings, Inc.	1,299	55,935

Yum! Brands, Inc.	1,055	145,812

TOTAL HOTELS, RESTAURANTS & LEISURE		$3,858,827

HOUSEHOLD DURABLES – 1.1%

Coway Co. Ltd.	696	43,575

Crest Nicholson Holdings PLC	15,768	34,282

Garmin Ltd.	576	123,230

Nikon Corp.	3,895	45,544

NVR, Inc.*	93	670,606

Rinnai Corp.	3,590	81,509

SEB SA	913	50,493

Sekisui House Ltd.	11,023	236,825

Sony Group Corp.	45,847	1,288,750

TOTAL HOUSEHOLD DURABLES		$2,574,814

HOUSEHOLD PRODUCTS – 1.0%

Henkel AG & Co. KGaA	868	64,782

Kimberly-Clark de Mexico SAB de CV, Class A	40,315	78,141

Procter & Gamble Co. (The)	781	117,439

Reckitt Benckiser Group PLC	27,532	2,103,577

Unicharm Corp.	1,992	12,325

TOTAL HOUSEHOLD PRODUCTS		$2,376,264

INDUSTRIAL CONGLOMERATES – 0.6%

3M Co.	109	18,149

CK Hutchison Holdings Ltd.	17,232	114,207

DCC PLC	1,504	98,988

Hikari Tsushin, Inc.	444	117,547

Hitachi Ltd.	18,600	641,845

Honeywell International, Inc.	1,166	234,751

Sekisui Chemical Co. Ltd.	5,989	103,955

Smiths Group PLC	2,863	94,705

TOTAL INDUSTRIAL CONGLOMERATES		$1,424,147

INDUSTRIAL REITS – 0.1%

LaSalle Logiport REIT	175	169,311

INSURANCE – 5.5%

Admiral Group PLC	212	9,124

Ageas SA	3,533	233,751

AIA Group Ltd.	185,643	1,802,545

Allianz SE	837	335,932

Description	Number of Shares	Value

American International Group, Inc.	5,012	$395,748

Arthur J. Gallagher & Co.	2,813	701,815

Aviva PLC	699	6,140

AXA SA	8,832	383,081

Baloise Holding AG	52	12,885

Brown & Brown, Inc.	915	72,962

China Pacific Insurance Group Co. Ltd., Class H	92,474	374,868

China Reinsurance Group Corp., Class H	384,188	78,118

Dai-ichi Life Holdings, Inc.	41,856	294,684

Erie Indemnity Co., Class A	63	18,436

Gjensidige Forsikring ASA	970	26,105

Globe Life, Inc.	5,773	759,207

Intact Financial Corp.	5,462	1,018,875

Japan Post Insurance Co. Ltd.	5,700	147,650

Markel Group, Inc.*	319	629,875

Marsh & McLennan Cos., Inc.	1,332	237,296

MS&AD Insurance Group Holdings, Inc.	9,215	190,507

Muenchener Rueckversicherungs AG	258	159,517

NN Group NV	2,809	192,260

Old Mutual Ltd.	159,935	124,996

PICC Property & Casualty Co. Ltd., Class H	203,763	481,445

Progressive Corp. (The)	2,270	467,620

Prudential PLC	75,617	1,048,017

Sampo OYJ, Class A	66,635	742,568

Sun Life Financial, Inc.	1,879	114,290

Swiss Life Holding AG	20	21,681

Swiss Re AG	8	1,457

T&D Holdings, Inc.	17,064	367,721

Talanx AG	3,789	460,760

Tokio Marine Holdings, Inc.	14,615	548,335

Tongyang Life Insurance Co. Ltd.*	3,047	14,478

Tryg A/S	2,832	69,806

Zurich Insurance Group AG	291	202,136

TOTAL INSURANCE		$12,746,691

INTERACTIVE MEDIA & SERVICES – 4.2%

Alphabet, Inc., Class A*	18,364	5,163,773

Alphabet, Inc., Class C	3,082	868,569

Baidu, Inc., Class A*	10,645	161,102

Meta Platforms, Inc., Class A	1,935	1,254,558

Scout24 SE	626	72,300

Tencent Holdings Ltd.	29,014	2,348,586

TOTAL INTERACTIVE MEDIA & SERVICES		$9,868,888

IT SERVICES – 0.8%

Accenture PLC, Class A	1,485	371,398

Alten SA	961	79,145

Capgemini SE	813	125,103

Cognizant Technology Solutions Corp., Class A	1,853	135,047

Future Corp.	10,449	147,538

International Business Machines Corp.	1,369	420,844

Nomura Research Institute Ltd.	1,767	69,139

Obic Co. Ltd.	4,297	133,474

Otsuka Corp.	3,647	72,178

SCSK Corp.	2,502	92,070

TechMatrix Corp.	10,005	141,853

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	13

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

TIS, Inc.	3,401	$117,295

TOTAL IT SERVICES		$1,905,084

LEISURE PRODUCTS – 0.2%

Bandai Namco Holdings, Inc.	2,854	88,929

Roland Corp.	4,438	94,168

Sega Sammy Holdings, Inc.	10,364	192,001

Shimano, Inc.	350	36,803

Spin Master Corp.	3,119	46,322

TOTAL LEISURE PRODUCTS		$458,223

LIFE SCIENCES TOOLS & SERVICES – 0.7%

Agilent Technologies, Inc.	583	85,328

Danaher Corp.	752	161,966

ICON PLC*	3,576	614,428

Mettler-Toledo International, Inc.*	77	109,054

QIAGEN NV	10,585	497,305

Thermo Fisher Scientific, Inc.	273	154,897

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,622,978

MACHINERY – 2.9%

Alfa Laval AB	904	43,201

Amada Co. Ltd.	5,100	60,991

Atlas Copco AB, Class A	13,619	229,582

Atlas Copco AB, Class B	6,632	99,652

Bodycote PLC	3,158	25,597

Daimler Truck Holding AG	3,784	151,392

Deere & Co.	868	400,695

Dover Corp.	518	93,996

Duerr AG	1,906	44,379

Epiroc AB, Class A	23,812	504,300

Fuji Corp.	7,544	146,734

Graco, Inc.	2,607	213,174

Hino Motors Ltd.*	10,992	25,035

IDEX Corp.	1,349	231,300

Kone OYJ, Class B	8,063	538,298

Kubota Corp.	12,170	157,979

MISUMI Group, Inc.	16,097	251,937

Nachi-Fujikoshi Corp.	1,703	43,650

Nordson Corp.	205	47,550

OKUMA Corp.	3,520	78,687

OSG Corp.	10,921	158,560

PACCAR, Inc.	11,218	1,103,851

Parker-Hannifin Corp.	477	368,640

Rational AG	42	30,765

Schindler Holding AG	196	66,125

Schindler Holding AG	341	121,188

SKF AB, Class B	6,547	168,839

SMC Corp.	352	120,074

Snap-on, Inc.	197	66,103

Spirax Group PLC	615	57,322

Sumitomo Heavy Industries Ltd.	2,550	68,354

Tadano Ltd.	6,520	45,438

Techtronic Industries Co. Ltd.	30,200	352,891

THK Co. Ltd.	5,516	147,394

Tsubakimoto Chain Co.	3,095	43,420

VAT Group AG	187	81,399

Description	Number of Shares	Value

Westinghouse Air Brake Technologies Corp.	2,085	$426,257

TOTAL MACHINERY		$6,814,749

MARINE TRANSPORTATION – 0.0%**

Kuehne + Nagel International AG	403	77,120

MEDIA – 0.5%

Dentsu Group, Inc.	4,970	98,168

Hakuhodo DY Holdings, Inc.	9,250	66,925

Havas NV	44,784	78,282

Megacable Holdings SAB de CV	20,133	57,619

Metropole Television SA	2,608	35,953

Nippon Television Holdings, Inc.	2,849	69,196

Omnicom Group, Inc.	3,774	283,125

Publicis Groupe SA	2,056	205,703

RTL Group SA	1,275	49,159

Television Francaise 1 SA	6,012	54,953

TV Asahi Holdings Corp.	3,849	78,299

WPP PLC	18,162	68,596

TOTAL MEDIA		$1,145,978

METALS & MINING – 0.7%

Anglo American PLC	13,189	498,134

APERAM SA	782	27,276

ARE Holdings, Inc.	12,708	202,193

Barrick Mining Corp.	5,263	172,763

Dowa Holdings Co. Ltd.	2,630	95,568

Endeavour Mining PLC	995	39,862

Ferrexpo PLC*	49,470	37,174

Maruichi Steel Tube Ltd.	8,401	71,112

Neturen Co. Ltd.	2,905	22,488

Norsk Hydro ASA	2,660	17,999

Outokumpu OYJ	17,599	75,746

Rio Tinto PLC	3,281	236,460

Valterra Platinum Ltd.	320	19,548

Yamato Kogyo Co. Ltd.	1,573	99,335

Zijin Gold International Co. Ltd.*	800	13,528

TOTAL METALS & MINING		$1,629,186

MULTI-UTILITIES – 1.4%

Engie SA	66,118	1,547,082

National Grid PLC	34,363	514,626

Sempra	12,805	1,177,292

TOTAL MULTI-UTILITIES		$3,239,000

OFFICE REITS – 0.1%

Gecina SA	385	35,746

Nippon Building Fund, Inc.	125	115,339

TOTAL OFFICE REITS		$151,085

OIL, GAS & CONSUMABLE FUELS – 2.7%

BP PLC	49,966	290,327

Chevron Corp.	744	117,344

Coterra Energy, Inc.	38,529	911,596

Enbridge, Inc.	7,671	357,694

Eni SpA	24,415	448,695

Equinor ASA	22,185	530,026

Exxon Mobil Corp.	4,135	472,879

OMV AG	1,230	67,287

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

ONEOK, Inc.	1,572	$105,324

Shell PLC	17,024	636,827

Targa Resources Corp.	2,689	414,214

TotalEnergies SE	22,576	1,403,899

Williams Cos., Inc. (The)	9,588	554,857

TOTAL OIL, GAS & CONSUMABLE FUELS		$6,310,969

PAPER & FOREST PRODUCTS – 0.1%

Mondi PLC	7,319	81,746

UPM-Kymmene OYJ	4,095	109,884

TOTAL PAPER & FOREST PRODUCTS		$191,630

PASSENGER AIRLINES – 0.1%

easyJet PLC	20,361	129,595

Japan Airlines Co. Ltd.	3,267	58,891

TOTAL PASSENGER AIRLINES		$188,486

PERSONAL CARE PRODUCTS – 1.1%

Beiersdorf AG	817	86,374

Kao Corp.	9,902	418,928

Kenvue, Inc.	1,360	19,543

L’Oreal SA	154	64,373

Natura Cosmeticos SA*	61,753	103,650

Unilever PLC, ADR	7,468	449,499

Unilever PLC	16,875	1,017,321

Unilever PLC	5,484	331,860

TOTAL PERSONAL CARE PRODUCTS		$2,491,548

PHARMACEUTICALS – 4.2%

Almirall SA	4,619	66,444

Astellas Pharma, Inc.	19,762	206,904

AstraZeneca PLC	10,389	1,701,909

Chugai Pharmaceutical Co. Ltd.	10,794	493,718

Daiichi Sankyo Co. Ltd.	12,628	300,643

Eisai Co. Ltd.	1,909	56,610

Eli Lilly & Co.	1,007	868,900

Genomma Lab Internacional SAB de CV, Class B	68,693	67,072

GSK PLC	24,921	582,913

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H*	27,482	265,959

Johnson & Johnson	4,086	771,723

Kissei Pharmaceutical Co. Ltd.	473	12,354

Kyowa Kirin Co. Ltd.	3,994	61,733

Merck & Co., Inc.	12,400	1,066,152

Merck KGaA	2,389	312,405

Novartis AG	3,403	419,777

Novo Nordisk A/S, Class B	1,857	90,558

Ono Pharmaceutical Co. Ltd.	2,692	32,779

Otsuka Holdings Co. Ltd.	5,483	297,934

Pfizer, Inc.	10,626	261,931

Roche Holding AG	2,776	893,080

Sanofi SA	6,094	615,324

Shionogi & Co. Ltd.	13,812	231,231

Takeda Pharmaceutical Co. Ltd.	7,450	200,765

TOTAL PHARMACEUTICALS		$9,878,818

PROFESSIONAL SERVICES – 1.5%

Adecco Group AG	2,765	77,032

Description	Number of Shares	Value

Automatic Data Processing, Inc.	455	$118,437

dip Corp.	13,227	181,699

en, Inc.	4,276	43,201

Experian PLC	8,779	409,075

Hays PLC	47,363	36,741

Intertek Group PLC	1,348	89,694

Open Up Group, Inc.	10,167	113,538

Pagegroup PLC	13,119	40,673

Paychex, Inc.	1,226	143,479

Persol Holdings Co. Ltd.	143,294	237,940

Randstad NV	2,415	94,616

Recruit Holdings Co. Ltd.	3,018	150,949

RELX PLC	8,598	379,180

SGS SA	464	52,249

SIGMAXYZ Holdings, Inc.	23,665	134,518

SThree PLC	8,251	17,061

Transcosmos, Inc.	1,720	40,737

TransUnion	13,440	1,091,059

Wolters Kluwer NV	542	66,378

TOTAL PROFESSIONAL SERVICES		$3,518,256

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%

CK Asset Holdings Ltd.	20,715	102,475

Daito Trust Construction Co. Ltd.	8,398	156,751

Daiwa House Industry Co. Ltd.	3,354	113,889

Hulic Co. Ltd.	1,372	14,155

KE Holdings, Inc., ADR	6,627	112,990

KE Holdings, Inc., Class A	17,234	97,675

Mitsubishi Estate Co. Ltd.	14,772	312,866

Relo Group, Inc.	6,495	69,877

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$980,678

RESIDENTIAL REITS – 0.1%

AvalonBay Communities, Inc.	21	3,652

Camden Property Trust	396	39,394

Equity Residential	151	8,975

UDR, Inc.	1,159	39,047

UNITE Group PLC (The)	6,246	46,525

TOTAL RESIDENTIAL REITS		$137,593

RETAIL REITS – 0.3%

Simon Property Group, Inc.	3,367	591,784

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.1%

Advanced Micro Devices, Inc.*	1,808	463,065

ams-OSRAM AG*	2,858	39,385

Analog Devices, Inc.	2,161	505,955

ASM Pacific Technology Ltd.	11,128	117,430

ASML Holding NV	389	411,658

Broadcom, Inc.	5,096	1,883,635

Disco Corp.	451	151,036

Miraial Co. Ltd.	1,080	8,403

NVIDIA Corp.	29,331	5,939,234

NXP Semiconductors NV	3,935	822,887

Optorun Co. Ltd.	9,170	101,274

QUALCOMM, Inc.	2,656	480,470

Rohm Co. Ltd.	9,443	151,777

Taiwan Semiconductor Manufacturing Co. Ltd.	25,552	1,246,804

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	15

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,466	$740,860

Texas Instruments, Inc.	1,879	303,383

Tokyo Electron Ltd.	2,559	567,560

Tokyo Seimitsu Co. Ltd.	1,008	69,725

Tri Chemical Laboratories, Inc.	646	12,546

Ulvac, Inc.	2,864	130,535

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$14,147,622

SOFTWARE – 4.2%

Cadence Design Systems, Inc.*	730	247,244

Constellation Software, Inc.	509	1,339,531

Dassault Systemes SE	3,493	99,165

Intuit, Inc.	642	428,567

Lumine Group, Inc.*	899	21,473

Microsoft Corp.	11,436	5,921,675

Nemetschek SE	483	55,673

PTC, Inc.*	4,123	818,580

Roper Technologies, Inc.	410	182,922

Sage Group PLC (The)	5,997	90,561

SAP SE	713	184,462

Synopsys, Inc.*	684	310,413

Topicus.com, Inc.*	401	39,455

Trend Micro, Inc.	759	38,824

Tyler Technologies, Inc.*	158	75,249

TOTAL SOFTWARE		$9,853,794

SPECIALIZED REITS – 0.4%

Lamar Advertising Co., Class A	6,420	761,348

Public Storage	628	174,936

TOTAL SPECIALIZED REITS		$936,284

SPECIALTY RETAIL – 1.5%

ABC-Mart, Inc.	6,495	111,411

and ST HD Co. Ltd.	3,066	51,826

Chewy, Inc., Class A*	8,938	301,389

Home Depot, Inc. (The)	833	316,198

Industria de Diseno Textil SA	14,275	788,150

Kingfisher PLC	26,833	108,854

Lojas Renner SA	38,751	106,602

Lowe’s Cos., Inc.	3,995	951,329

O’Reilly Automotive, Inc.*	4,372	412,892

Shimamura Co. Ltd.	686	44,269

Ultrapar Participacoes SA	23,349	93,050

Xebio Holdings Co. Ltd.	3,528	24,976

Zhongsheng Group Holdings Ltd.	83,485	131,934

ZOZO, Inc.	7,135	61,739

TOTAL SPECIALTY RETAIL		$3,504,619

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 2.7%

Apple, Inc.	21,778	5,888,118

Canon, Inc.	419	12,052

Dell Technologies, Inc., Class C	1,920	311,059

FUJIFILM Holdings Corp.	2,873	66,740

HP, Inc.	2,970	82,180

Quadient SA	1,937	33,312

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$6,393,461

Description	Number of Shares	Value

TEXTILES, APPAREL & LUXURY GOODS – 0.2%

Burberry Group PLC*	5,875	$95,510

Deckers Outdoor Corp.*	415	33,822

Hermes International SCA	58	143,669

LVMH Moet Hennessy Louis Vuitton SE	164	115,708

Swatch Group AG – BR (The)	609	126,984

Yue Yuen Industrial Holdings Ltd.	38,447	70,555

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$586,248

TOBACCO – 1.1%

British American Tobacco PLC	21,734	1,114,669

Japan Tobacco, Inc.	6,292	219,042

Philip Morris International, Inc.	8,007	1,155,650

TOTAL TOBACCO		$2,489,361

TRADING COMPANIES & DISTRIBUTORS – 2.2%

AerCap Holdings NV	5,964	776,751

Bunzl PLC	2,198	66,759

Fastenal Co.	9,010	370,762

Ferguson Enterprises, Inc.	2,205	547,943

ITOCHU Corp.	20,423	1,183,556

Marubeni Corp.	9,576	236,122

MonotaRO Co. Ltd.	1,049	14,652

RS Group PLC	121,318	886,924

Sumitomo Corp.	5,962	173,548

Toyota Tsusho Corp.	4,317	132,135

Travis Perkins PLC	10,541	87,102

WESCO International, Inc.	1,672	433,934

WW Grainger, Inc.	164	160,556

TOTAL TRADING COMPANIES & DISTRIBUTORS		$5,070,744

WATER UTILITIES – 0.2%

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	19,500	479,277

WIRELESS TELECOMMUNICATION SERVICES – 1.0%

America Movil SAB de CV, Series B	153,333	174,474

Empresa Nacional de Telecomunicaciones SA	6,513	31,004

KDDI Corp.	66,372	1,060,117

MTN Group Ltd.	16,464	164,217

SK Telecom Co. Ltd.	3,582	131,489

SoftBank Corp.	136,713	194,012

T-Mobile US, Inc.	2,687	564,404

VEON Ltd., ADR*	783	37,701

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,357,418

TOTAL COMMON STOCKS (Cost $148,841,205)		$215,901,838

EXCHANGE-TRADED FUNDS – 0.2%

EQUITY FUNDS – 0.2%

iShares Core MSCI EAFE ETF	1,068	94,080

Next Funds TOPIX ETF	415	9,404

Vanguard Russell 1000 Value ETF	4,303	386,366

TOTAL EXCHANGE-TRADED FUNDS (Cost $471,454)		$489,850

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

PREFERRED STOCKS – 0.2%

CONSUMER DISCRETIONARY – 0.1%

Bayerische Motoren Werke AG 5.33%	468	$40,485

Raizen SA 5.59%*	159,700	28,200

Volkswagen AG 6.52%	1,727	179,594

TOTAL CONSUMER DISCRETIONARY		$248,279

CONSUMER STAPLES – 0.1%

Henkel AG & Co. KGaA 2.86%	1,227	99,369

FINANCIALS – 0.0%**

Banco do Estado do Rio Grande do Sul SA 8.82%	20,900	53,299

MATERIALS – 0.0%**

Fuchs SE 3.00%	1,160	51,852

TOTAL PREFERRED STOCKS (Cost $ 465,343)		$452,799

Description	Number of Shares	Value

WARRANTS – 0.0%**

Constellation Software, Inc., Expire 03/31/40*,(1)	905	$—

TOTAL WARRANTS (Cost $—)		$—

MONEY MARKET FUND – 2.8%

Dreyfus Government Cash Management Fund, Institutional Shares 4.00%^	6,503,757	6,503,757

TOTAL MONEY MARKET FUND (Cost $6,503,757)		$6,503,757

TOTAL INVESTMENTS – 96.0% (COST $156,281,759)		$223,348,244

OTHER ASSETS LESS LIABILITIES – 4.0%		9,242,534

TOTAL NET ASSETS – 100.0%		$232,590,778

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$2,872,103	$—	$—	$2,872,103

Air Freight & Logistics	1,628,607	—	—	1,628,607

Automobile Components	1,985,972	—	—	1,985,972

Automobiles	2,841,527	—	—	2,841,527

Banks	18,813,044	—	—(a)	18,813,044

Beverages	2,145,293	—	—	2,145,293

Biotechnology	2,555,464	—	—	2,555,464

Broadline Retail	6,282,124	—	—	6,282,124

Building Products	1,596,915	—	—	1,596,915

Capital Markets	8,086,941	—	—	8,086,941

Chemicals	5,120,630	—	—	5,120,630

Commercial Services & Supplies	2,942,577	—	—	2,942,577

Communications Equipment	2,274,937	—	—	2,274,937

Construction & Engineering	662,991	—	—	662,991

Construction Materials	983,762	—	—	983,762

Consumer Finance	780,905	—	—	780,905

Consumer Staples Distribution & Retail	3,094,680	—	—	3,094,680

Containers & Packaging	1,018,758	—	—	1,018,758

Distributors	431,362	—	—	431,362

Diversified REITs	176,234	—	—	176,234

Diversified Telecommunication Services	2,293,916	—	—	2,293,916

Electric Utilities	1,471,754	—	—	1,471,754

Electrical Equipment	2,466,147	—	—	2,466,147

Electronic Equipment, Instruments & Components	4,578,314	—	—	4,578,314

Entertainment	2,216,977	—	—	2,216,977

Financial Services	3,083,105	—	—	3,083,105

Food Products	1,903,863	51,057	—	1,954,920

Gas Utilities	2,041,469	—	—	2,041,469

Ground Transportation	2,228,038	—	—	2,228,038

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	17

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Health Care Equipment & Supplies	$2,016,839	$—	$—	$2,016,839

Health Care Providers & Services	4,327,423	—	—	4,327,423

Health Care REITs	757,175	—	—	757,175

Hotels, Restaurants & Leisure	3,858,827	—	—	3,858,827

Household Durables	2,574,814	—	—	2,574,814

Household Products	2,376,264	—	—	2,376,264

Industrial Conglomerates	1,424,147	—	—	1,424,147

Industrial REITs	169,311	—	—	169,311

Insurance	12,746,691	—	—	12,746,691

Interactive Media & Services	9,868,888	—	—	9,868,888

IT Services	1,905,084	—	—	1,905,084

Leisure Products	458,223	—	—	458,223

Life Sciences Tools & Services	1,622,978	—	—	1,622,978

Machinery	6,814,749	—	—	6,814,749

Marine Transportation	77,120	—	—	77,120

Media	1,145,978	—	—	1,145,978

Metals & Mining	1,629,186	—	—	1,629,186

Multi-Utilities	3,239,000	—	—	3,239,000

Office REITs	151,085	—	—	151,085

Oil, Gas & Consumable Fuels	6,310,969	—	—	6,310,969

Paper & Forest Products	191,630	—	—	191,630

Passenger Airlines	188,486	—	—	188,486

Personal Care Products	2,491,548	—	—	2,491,548

Pharmaceuticals	9,878,818	—	—	9,878,818

Professional Services	3,518,256	—	—	3,518,256

Real Estate Management & Development	980,678	—	—	980,678

Residential REITs	137,593	—	—	137,593

Retail REITs	591,784	—	—	591,784

Semiconductors & Semiconductor Equipment	14,147,622	—	—	14,147,622

Software	9,853,794	—	—	9,853,794

Specialized REITs	936,284	—	—	936,284

Specialty Retail	3,504,619	—	—	3,504,619

Technology Hardware, Storage & Peripherals	6,393,461	—	—	6,393,461

Textiles, Apparel & Luxury Goods	586,248	—	—	586,248

Tobacco	2,489,361	—	—	2,489,361

Trading Companies & Distributors	5,070,744	—	—	5,070,744

Water Utilities	479,277	—	—	479,277

Wireless Telecommunication Services	2,357,418	—	—	2,357,418

Exchange-Traded Funds	489,850	—	—	489,850

Preferred Stocks	452,799	—	—	452,799

Warrants	—	—	—(a)	—

Money Market Fund	6,503,757	—	—	6,503,757

Total Investments in Securities	$223,297,187	$51,057	$—	$223,348,244

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$1,611,745	$—	$1,611,745

Financial Futures Contracts	218,548	—	—	218,548

Total Assets - Other Financial Instruments	$218,548	$1,611,745	$—	$1,830,293

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(16,943)	$—	$(16,943)

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Financial Futures Contracts	$(3,261,566)	$—	$—	$(3,261,566)

Total Liabilities - Other Financial Instruments	$(3,261,566)	$(16,943)	$—	$(3,278,509)

(a)	Includes internally fair valued securities currently priced at zero ($0).

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CAD	Canadian Dollar

CHF	Swiss Franc

EAFE	Europe, Australasia and Far East

ETF	Exchange-Traded Fund

EUR	Euro

FTSE	Financial Times Stock Exchange

GBP	British Pound Sterling

HKD	Hong Kong Dollar

HSCE	Hang Seng China Enterprises

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SPI	Share Price Index

STOXX	Stock Index of the Eurozone

TOPIX	Tokyo Stock Price Index

TSX	Toronto Stock Exchange

At October 31, 2025, the country allocations of the Fund’s investments were as follows:

% of Net Assets

United States	47.0%

Japan	12.7%

United Kingdom	6.1%

China	4.2%

France	3.9%

Canada	2.2%

Netherlands	2.0%

Germany	1.9%

Hong Kong	1.8%

Italy	1.3%

Switzerland	1.1%

Brazil	1.0%

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	19

Wilmington Global Alpha Equities Fund (concluded)

% of Net Assets

Other Countries	8.0%

Other	6.8%

100.0%

At October 31, 2025, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)

CONTRACTS PURCHASED

12/17/2025	Morgan Stanley	516,000 GBP	$691,770	$677,904	$ —	$(13,866)

12/17/2025	TD Securities Ltd.	1,940,000 CAD	1,386,181	1,386,620	439	—

CONTRACTS SOLD

12/17/2025	Deutsche Bank AG	10,555,000 EUR	12,432,481	12,199,086	233,395	—

12/17/2025	BNP Paribas	2,849,300,000 JPY	19,516,194	18,578,145	938,049	—

12/17/2025	HSBC Securities, Inc.	6,970,000 CAD	5,054,779	4,981,826	72,953	—

12/17/2025	State Street Bank & Trust	390,000 CHF	494,787	487,351	7,436	—

12/17/2025	TD Securities Ltd.	56,390,000 HKD	7,258,781	7,261,858	—	(3,077)

12/17/2025	Goldman Sachs & Co.	9,286,000 GBP	12,559,111	12,199,638	359,473	—

UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$1,611,745	$(16,943)

At October 31, 2025, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

LONG POSITIONS:

EXCHANGE-TRADED:

SPI 200 Index	December 2025	22	$3,207,876	$3,199,920	$ —	$ (7,956)

SHORT POSITIONS:

EXCHANGE-TRADED:

E-mini Russell 2000 Index	December 2025	49	5,919,252	6,100,255	—	(181,003)

E-mini S&P 500 Index	December 2025	78	26,003,891	26,808,600	—	(804,709)

E-Mini S&P Mid 400 Index	December 2025	11	3,639,622	3,583,470	56,152	—

Euro STOXX 50 Index	December 2025	171	10,721,120	11,173,777	—	(452,657)

FTSE 100 Index	December 2025	83	10,151,752	10,626,756	—	(475,004)

HSCE Index	November 2025	87	5,300,855	5,138,459	162,396	—

MSCI EAFE Index	December 2025	185	25,818,070	25,965,675	—	(147,605)

S&P TSX 60 Index	December 2025	14	3,456,341	3,556,722	—	(100,381)

TOPIX Index	December 2025	83	16,863,884	17,956,135	—	(1,092,251)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$218,548	$(3,261,566)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through October 31, 2025. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

20

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

Description	Number of Shares	Value

REAL ESTATE RELATED SECURITIES – 51.8%

COMMON STOCKS – 7.3%

DIVERSIFIED – 0.0%**

Centuria Capital Group	73,546	$113,566

DIVERSIFIED REAL ESTATE ACTIVITIES – 3.2%

Airport City Ltd.*	5,513	109,094

Allreal Holding AG	1,240	296,152

City Developments Ltd.	42,000	233,297

Daito Trust Construction Co. Ltd.	26,000	485,296

Daiwa House Industry Co. Ltd.	51,800	1,758,935

Heiwa Real Estate Co. Ltd.	6,800	99,368

JINUSHI Co. Ltd.	1,900	35,754

Kerry Properties Ltd.	50,500	127,118

Lendlease Corp. Ltd.	56,171	203,977

Mitsubishi Estate Co. Ltd.	105,600	2,236,574

Mitsui Fudosan Co. Ltd.	233,800	2,429,633

New World Development Co. Ltd.*	111,000	102,707

Nomura Real Estate Holdings, Inc.	52,000	296,593

Property & Building Corp. Ltd.	345	45,560

St. Joe Co. (The)	3,369	191,292

Starts Corp., Inc.	3,400	105,567

Sumitomo Realty & Development Co. Ltd.	40,000	1,708,131

Sun Frontier Fudousan Co. Ltd.	3,900	57,775

Sun Hung Kai Properties Ltd.	128,500	1,561,900

Tejon Ranch Co.*	4,571	72,313

Tokyo Tatemono Co. Ltd.	18,500	345,427

Tokyu Fudosan Holdings Corp.	53,600	430,929

UOL Group Ltd.	38,100	232,710

Wharf Holdings Ltd. (The)	83,000	218,113

YH Dimri Construction & Development Ltd.	773	93,231

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$13,477,446

REAL ESTATE DEVELOPMENT – 0.6%

Aedas Homes SA	1,862	45,715

Africa Israel Residences Ltd.	1,020	89,120

Cham Swiss Properties AG	2,754	80,079

CK Asset Holdings Ltd.	163,500	808,815

DREAM Unlimited Corp., Class A	3,356	44,482

Forestar Group, Inc.*	2,103	54,699

Goldcrest Co. Ltd.	1,500	32,509

Henderson Land Development Co. Ltd.	113,735	399,288

Howard Hughes Holdings, Inc.*	2,602	206,287

Kasumigaseki Capital Co. Ltd.	1,300	70,943

Katitas Co. Ltd.	4,800	78,147

Lifestyle Communities Ltd.*	11,498	38,970

Mirarth Holdings, Inc.	11,700	28,850

Nexity SA*	5,635	58,976

Sino Land Co. Ltd.	316,000	392,430

Tosei Corp.	2,300	48,952

TOTAL REAL ESTATE DEVELOPMENT		$2,478,262

Description	Number of Shares	Value

REAL ESTATE OPERATING COMPANIES – 3.5%

Alony Hetz Properties & Investments Ltd.	13,748	$168,852

Amot Investments Ltd.	18,530	146,718

Argo Properties NV*	2,361	86,587

Aroundtown SA*	60,010	214,152

Atrium Ljungberg AB, Class B	21,965	79,211

Aura Investments Ltd.	13,183	95,076

Azrieli Group Ltd.	3,107	327,725

Big Shopping Centers Ltd.	1,184	264,565

Blue Square Real Estate Ltd.	878	106,165

CA Immobilien Anlagen AG	3,798	105,592

Capitaland India Trust	86,834	80,723

Castellum AB	30,615	347,552

Catena AB	3,569	173,036

Cibus Nordic Real Estate AB publ	5,170	89,629

Citycon OYJ*	18,680	63,432

Corem Property Group AB, Class B	71,713	29,213

CPI Europe AG*	3,123	60,871

CTP NV	10,274	214,109

Deutsche Wohnen SE	4,140	103,075

Dios Fastigheter AB	11,065	75,589

Electra Real Estate Ltd.*	5,139	78,856

Entra ASA	6,908	76,791

Fabege AB	16,810	148,013

Fastighets AB Balder, Class B*	58,421	428,122

FRP Holdings, Inc.*,#	1,518	35,977

Gav-Yam Lands Corp. Ltd.	6,398	79,699

Grainger PLC	61,925	152,451

Grand City Properties SA*	6,646	84,572

Hang Lung Group Ltd.	72,000	137,226

Hang Lung Properties Ltd.	157,000	174,769

Hiag Immobilien Holding AG	577	79,299

Hongkong Land Holdings Ltd.	86,600	529,126

Hufvudstaden AB, Class A	10,212	135,655

Hulic Co. Ltd.	54,000	557,134

Hysan Development Co. Ltd.	57,001	118,102

Ichigo, Inc.	23,500	57,183

International Workplace Group PLC	63,719	189,514

Intershop Holding AG	540	105,752

Israel Canada T.R Ltd.	17,609	91,870

Keihanshin Building Co. Ltd.	4,900	55,102

Kennedy-Wilson Holdings, Inc.	10,537	79,660

Kojamo OYJ*	15,717	190,401

LEG Immobilien SE	6,229	474,229

Leopalace21 Corp.	20,500	83,804

Logistea AB, Class B	50,906	81,876

Mega Or Holdings Ltd.	2,016	123,740

Melisron Ltd.	2,063	268,571

Mivne Real Estate KD Ltd.	45,379	200,959

Mobimo Holding AG	620	262,715

NP3 Fastigheter AB	2,963	80,779

Nyfosa AB	13,690	116,650

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	21

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Pandox AB	8,632	$172,090

Platzer Fastigheter Holding AB, Class B	7,498	57,694

PSP Swiss Property AG	3,919	677,394

Sagax AB, Class B	18,596	417,322

Samhallsbyggnadsbolaget i Norden AB*	131,894	72,692

Sirius Real Estate Ltd.	122,953	161,281

StorageVault Canada, Inc.	20,835	73,533

Summit Real Estate Holdings Ltd.	3,339	68,390

Swedish Logistic Property AB, Class B*	18,709	82,416

Swire Properties Ltd.	88,400	241,177

Swiss Prime Site AG	6,540	928,887

TAG Immobilien AG	15,993	265,270

TOC Co. Ltd.	5,500	29,086

VGP NV	1,170	135,130

Vonovia SE	69,002	2,071,891

Wallenstam AB, Class B	31,506	146,118

Wharf Real Estate Investment Co. Ltd.	143,000	406,702

Wihlborgs Fastigheter AB	23,134	224,759

TOTAL REAL ESTATE OPERATING COMPANIES		$14,342,301

TOTAL COMMON STOCKS (COST $26,557,902)		$30,411,575

EXCHANGE-TRADED FUNDS – 9.0%

REAL ESTATE – 9.0%

Schwab U.S. REIT ETF#	1,046,400	22,068,576

Vanguard Global ex-U.S. Real Estate ETF	318,500	15,014,090

TOTAL REAL ESTATE		$37,082,666

TOTAL EXCHANGE-TRADED FUNDS (COST $32,942,427)		$37,082,666

INVESTMENT COMPANY – 3.0%

EQUITY FUNDS – 3.0%

Tortoise Energy Infrastructure Total Return Fund, Institutional Class	666,916	12,391,297

TOTAL INVESTMENT COMPANY (COST $7,865,941)		$12,391,297

REAL ESTATE INVESTMENT TRUSTS – 32.5%

DATA CENTER – 2.9%

DigiCo Infrastructure REIT	37,257	63,625

Digital Core REIT Management Pte Ltd.	140,100	72,151

Digital Realty Trust, Inc.	26,701	4,550,117

Equinix, Inc.	8,163	6,905,980

Keppel DC REIT	162,835	298,998

TOTAL DATA CENTER		$11,890,871

DIVERSIFIED – 2.8%

Activia Properties, Inc.	162	148,219

AEW UK REIT PLC	21,753	29,720

Alexander & Baldwin, Inc.	7,229	115,447

American Assets Trust, Inc.	4,266	81,523

Armada Hoffler Properties, Inc.	7,345	48,036

British Land Co. PLC (The)	84,463	421,201

Broadstone Net Lease, Inc.	14,318	256,579

CapitaLand Integrated Commercial Trust	465,792	848,131

Charter Hall Group	39,654	582,220

Charter Hall Long Wale REIT	57,114	158,821

Description	Number of Shares	Value

Covivio SA	4,089	$262,053

CTO Realty Growth, Inc.	2,533	42,251

Custodian Property Income REIT PLC	42,620	45,016

Daiwa House REIT Investment Corp.	354	305,050

Essential Properties Realty Trust, Inc.	16,678	498,339

Gladstone Commercial Corp.	4,528	51,755

Global Net Lease, Inc.	17,038	129,830

GPT Group (The)	162,216	568,899

Growthpoint Properties Australia Ltd.	26,398	44,217

H&R REIT	11,299	90,147

Hankyu Hanshin REIT, Inc.	67	77,125

Heiwa REIT, Inc.	85	85,160

Hulic REIT, Inc.	99	110,171

ICADE	2,678	65,193

KDX Realty Investment Corp.	343	379,256

Land Securities Group PLC	61,918	505,539

Mapletree Pan Asia Commercial Trust	180,823	200,050

Merlin Properties Socimi SA	31,542	491,182

Mirai Corp.	207	64,809

Mirvac Group	325,926	490,483

Mori Trust REIT, Inc.	222	111,929

NIPPON REIT Investment Corp.	156	98,493

Nomura Real Estate Master Fund, Inc.	360	384,037

NTT UD REIT Investment Corp.	127	112,405

OUE REIT	366,600	97,170

Picton Property Income Ltd.	63,920	65,582

REIT 1 Ltd.	16,616	135,949

Schroder REIT Ltd.	45,679	32,705

Sekisui House REIT, Inc.	309	159,001

Sella Capital Real Estate Ltd.	19,590	69,740

Shaftesbury Capital PLC	165,887	305,968

Star Asia Investment Corp.	211	83,929

Stockland	201,014	829,913

Stoneweg Europe Stapled Trust	48,300	84,623

Suntec REIT	186,000	191,487

Takara Leben Real Estate Investment Corp.	82	49,484

Tokyu REIT, Inc.	79	101,396

Tosei REIT Investment Corp.	51	48,382

United Urban Investment Corp.	253	306,174

WP Carey, Inc.	18,208	1,201,728

Yuexiu REIT	440,000	51,528

TOTAL DIVERSIFIED		$11,718,045

HEALTH CARE – 4.8%

Aedifica SA	4,037	294,551

Alexandria Real Estate Equities, Inc.	13,028	758,490

American Healthcare REIT, Inc.	14,110	639,465

Care Property Invest NV	3,452	45,440

CareTrust REIT, Inc.	18,526	641,926

Cofinimmo SA	3,247	277,144

Diversified Healthcare Trust	19,260	82,048

Global Medical REIT, Inc.	1,322	40,585

Health Care & Medical Investment Corp.	33	24,668

Healthcare Realty Trust, Inc.	29,499	522,722

Healthpeak Properties, Inc.	57,694	1,035,607

LTC Properties, Inc.	3,930	137,864

Medical Properties Trust, Inc.#	42,201	218,179

National Health Investors, Inc.	3,834	285,671

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Northwest Healthcare Properties REIT	12,608	$45,576

Omega Healthcare Investors, Inc.	23,894	1,004,265

Parkway Life REIT	36,300	114,344

Primary Health Properties PLC	214,643	264,071

Sabra Health Care REIT, Inc.	19,941	355,349

Sila Realty Trust, Inc.	4,793	113,594

Target Healthcare REIT PLC	77,461	95,960

Universal Health Realty Income Trust	1,459	55,763

Ventas, Inc.	37,433	2,762,181

Vital Healthcare Property Trust	65,163	83,156

Welltower, Inc.	55,573	10,060,936

TOTAL HEALTH CARE		$19,959,555

HOTEL & RESORT – 0.8%

Apple Hospitality REIT, Inc.	18,766	209,992

CapitaLand Ascott Trust	215,449	156,422

CDL Hospitality Trusts	59,214	37,532

Chatham Lodging Trust	5,931	37,958

DiamondRock Hospitality Co.	18,163	142,035

Far East Hospitality Trust	94,900	44,111

Hoshino Resorts REIT, Inc.	53	88,523

Host Hotels & Resorts, Inc.	55,990	896,960

Invincible Investment Corp.	636	284,345

Japan Hotel REIT Investment Corp.	412	240,073

Park Hotels & Resorts, Inc.#	17,264	177,647

Pebblebrook Hotel Trust	10,551	110,363

RLJ Lodging Trust#	13,241	90,039

Ryman Hospitality Properties, Inc.	5,265	457,581

Service Properties Trust	17,174	36,752

Summit Hotel Properties, Inc.	11,188	57,506

Sunstone Hotel Investors, Inc.	17,186	152,096

Xenia Hotels & Resorts, Inc.	8,888	109,322

TOTAL HOTEL & RESORT		$3,329,257

INDUSTRIAL – 5.7%

AIMS APAC REIT	43,700	46,332

Americold Realty Trust, Inc.	23,987	309,192

CapitaLand Ascendas REIT	321,700	696,984

Centuria Industrial REIT	46,315	107,276

CRE Logistics REIT, Inc.	87	88,631

Dexus Industria REIT	20,663	38,667

Dream Industrial REIT	11,389	98,173

EastGroup Properties, Inc.	4,353	759,729

ESR-REIT	52,029	114,323

First Industrial Realty Trust, Inc.	11,165	617,201

Frasers Logistics & Commercial Trust	249,620	183,149

GLP J-REIT	389	352,627

Goodman Group	169,709	3,667,671

Goodman Property Trust	90,440	109,719

Granite REIT	2,635	148,081

Industrial & Infrastructure Fund Investment Corp.	217	201,638

Innovative Industrial Properties, Inc.#	2,154	108,023

Japan Logistics Fund, Inc.	216	140,019

LaSalle Logiport REIT	149	144,156

Lineage, Inc.	4,895	192,863

LondonMetric Property PLC	185,627	463,818

LXP Industrial Trust	25,159	238,759

Description	Number of Shares	Value

Mapletree Industrial Trust	178,070	$291,402

Mapletree Logistics Trust	279,150	287,386

Mitsubishi Estate Logistics REIT Investment Corp.	126	100,892

Mitsui Fudosan Logistics Park, Inc.	275	199,322

Montea NV	1,804	145,557

Nippon Prologis REIT, Inc.	551	320,353

One Liberty Properties, Inc.	1,556	31,260

Plymouth Industrial REIT, Inc.	3,964	87,208

Prologis, Inc.	77,307	9,593,026

Rexford Industrial Realty, Inc.	19,836	819,624

Segro PLC	109,406	1,002,350

SOSiLA Logistics REIT, Inc.	76	60,855

STAG Industrial, Inc.	15,121	578,681

Terreno Realty Corp.	8,710	497,602

Tritax Big Box REIT PLC	193,435	381,427

Warehouses De Pauw	15,147	384,451

TOTAL INDUSTRIAL		$23,608,427

MULTI-FAMILY RESIDENTIAL – 2.6%

Advance Residence Investment Corp.	243	263,010

Altarea SCA	428	48,791

Apartment Investment & Management Co., Class A	15,328	81,545

AvalonBay Communities, Inc.	11,886	2,067,213

Boardwalk REIT	2,080	95,906

BRT Apartments Corp.	1,574	23,154

Camden Property Trust	8,943	889,650

Canadian Apartment Properties REIT	6,637	182,517

Centerspace	1,362	80,699

Comforia Residential REIT, Inc.	60	126,533

Daiwa Securities Living Investments Corp.	199	142,558

Elme Communities	7,525	123,786

Empiric Student Property PLC	51,684	52,892

Equity Residential	28,928	1,719,480

Essex Property Trust, Inc.	5,407	1,361,320

Home REIT PLC*,(1)	42,087	—

Independence Realty Trust, Inc.	19,770	314,936

Ingenia Communities Group	40,228	147,925

InterRent REIT	6,334	60,425

Irish Residential Properties REIT PLC	45,362	48,522

Killam Apartment REIT	4,993	61,694

Mid-America Apartment Communities, Inc.	9,799	1,256,526

Mitsui Fudosan Accommodations Fund, Inc.	215	181,085

Morguard North American Residential REIT	1,808	22,443

NexPoint Residential Trust, Inc.	2,132	65,388

Samty Residential Investment Corp.	82	60,019

Social Housing REIT PLC	33,231	29,686

Starts Proceed Investment Corp.	27	35,443

UDR, Inc.	25,235	850,167

UNITE Group PLC (The)	35,146	261,791

Veris Residential, Inc.	6,873	98,696

Xior Student Housing NV	3,202	104,449

TOTAL MULTI-FAMILY RESIDENTIAL		$10,858,249

OFFICE – 1.9%

Allied Properties REIT	5,371	56,599

Brandywine Realty Trust	15,743	53,999

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	23

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

BXP, Inc.	12,358	$879,766

Champion REIT	160,000	43,034

City Office REIT, Inc.	9,220	63,618

Colonial SFL Socimi SA	29,033	183,555

COPT Defense Properties	9,418	265,305

Cousins Properties, Inc.	12,980	336,571

Cromwell Property Group	262,936	79,998

Daiwa Office Investment Corp.	52	127,208

Derwent London PLC	8,903	205,847

Dexus	90,968	433,308

Douglas Emmett, Inc.	14,387	186,168

Easterly Government Properties, Inc.	3,538	76,492

Empire State Realty Trust, Inc., Class A	12,464	92,109

Gecina SA	4,380	406,665

Global One Real Estate Investment Corp.	95	87,350

Great Portland Estates PLC	34,798	152,228

Helical PLC	17,407	47,679

Highwoods Properties, Inc.	8,747	250,427

Hudson Pacific Properties, Inc.*	33,395	81,484

Ichigo Office REIT Investment Corp.	132	81,285

Japan Excellent, Inc.	109	104,042

Japan Prime Realty Investment Corp.	292	198,570

Japan Real Estate Investment Corp.	592	488,243

JBG SMITH Properties#	6,049	117,895

Keppel REIT	194,800	157,145

Kilroy Realty Corp.	8,970	378,983

Mori Hills REIT Investment Corp.	119	112,892

NET Lease Office Properties	1,277	37,480

Nippon Building Fund, Inc.	717	661,588

NSI NV	1,341	31,610

One REIT, Inc.	90	52,151

Orix JREIT, Inc.	462	312,677

Paramount Group, Inc.*	15,933	104,202

Peakstone Realty Trust	4,237	57,242

Piedmont Realty Trust, Inc, Class A	10,974	88,450

SL Green Realty Corp.	6,087	312,567

Vornado Realty Trust	13,500	512,190

Workspace Group PLC	12,028	66,049

TOTAL OFFICE		$7,984,671

OTHER SPECIALIZED – 2.0%

Arena REIT	35,122	83,878

Charter Hall Social Infrastructure REIT	35,768	75,592

EPR Properties	6,503	318,777

Farmland Partners, Inc.#	3,836	38,475

Four Corners Property Trust, Inc.	8,918	210,822

Gaming and Leisure Properties, Inc.	23,100	1,031,646

Iron Mountain, Inc.	24,662	2,538,953

Lamar Advertising Co., Class A	7,097	841,633

Millrose Properties, Inc., Class A	10,236	329,702

Outfront Media, Inc.	12,448	220,205

Rural Funds Trust	46,919	58,635

Safehold, Inc.	4,022	58,037

VICI Properties, Inc.	87,991	2,638,850

TOTAL OTHER SPECIALIZED		$8,445,205

RETAIL – 6.0%

Acadia Realty Trust	10,917	208,187

Description	Number of Shares	Value

AEON REIT Investment Corp.	123	$104,076

Agree Realty Corp.	8,819	643,875

Alexander’s, Inc.#	201	44,407

Brixmor Property Group, Inc.	25,752	673,672

BWP Property Group Ltd.	49,088	123,334

CapitaLand China Trust	120,900	74,309

Carmila SA	6,271	114,351

CBL & Associates Properties, Inc.	2,691	79,573

Charter Hall Retail REIT	46,012	124,035

Choice Properties REIT	13,868	146,734

Crombie REIT	4,825	51,362

CT REIT	6,101	70,947

Curbline Properties Corp.	8,150	187,939

Eurocommercial Properties NV	4,984	148,791

Federal Realty Investment Trust	6,531	628,217

First Capital REIT	8,769	117,604

Fortune REIT	131,000	84,630

Frasers Centrepoint Trust	119,423	214,697

Frontier Real Estate Investment Corp.	195	114,512

Fukuoka REIT Corp.	64	78,489

Getty Realty Corp.	4,465	122,475

Hamborner REIT AG	9,415	56,323

Hammerson PLC	37,201	149,154

HomeCo Daily Needs REIT	138,313	123,530

InvenTrust Properties Corp.	5,758	157,769

Japan Metropolitan Fund Invest	578	446,693

Kimco Realty Corp.	56,670	1,170,802

Kite Realty Group Trust	18,275	404,609

Klepierre SA	18,459	705,112

Lendlease Global Commercial REIT	145,125	71,358

Link REIT	217,900	1,135,131

Macerich Co. (The)	21,399	366,993

Mercialys SA	7,688	93,755

NETSTREIT Corp.#	7,102	132,239

NewRiver REIT PLC	44,669	41,136

NNN REIT, Inc.	15,258	617,339

Phillips Edison & Co., Inc.	10,352	350,312

Primaris REIT	4,411	48,370

Realty Income Corp.	75,717	4,390,072

Regency Centers Corp.	13,590	937,030

Region Group	98,776	157,695

Retail Estates NV	1,199	86,930

RioCan REIT	11,906	159,335

Sasseur REIT	61,100	32,390

Saul Centers, Inc.	1,263	37,397

Scentre Group	439,067	1,169,236

Simon Property Group, Inc.	27,046	4,753,605

SITE Centers Corp.	4,728	34,656

Slate Grocery REIT, Class U	2,915	30,365

SmartCentres REIT	7,835	148,594

Starhill Global REIT	158,600	70,673

Supermarket Income REIT PLC	95,954	99,709

Tanger, Inc.	9,484	308,799

Unibail-Rodamco-Westfield	9,910	1,023,936

Urban Edge Properties	10,642	204,646

Vicinity Ltd.	328,112	541,003

Waypoint REIT Ltd.	58,312	101,107

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

24	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Wereldhave NV	2,996	$63,611

Whitestone REIT	4,055	50,850

TOTAL RETAIL		$24,628,480

SELF-STORAGE – 1.9%

Abacus Storage King	51,339	47,196

Big Yellow Group PLC	16,832	245,888

CubeSmart	19,108	719,798

Extra Space Storage, Inc.	17,734	2,368,198

National Storage Affiliates Trust	5,958	173,318

National Storage REIT	117,726	177,165

Public Storage	13,155	3,664,457

Safestore Holdings PLC	18,058	169,618

Shurgard Self Storage Ltd.	2,600	95,151

Smartstop Self Storage REIT, Inc.	2,155	74,024

TOTAL SELF-STORAGE		$7,734,813

SINGLE-FAMILY RESIDENTIAL – 1.1%

American Homes 4 Rent, Class A	27,273	861,827

Equity LifeStyle Properties, Inc.	16,207	989,437

Invitation Homes, Inc.	47,071	1,325,049

PRS REIT PLC (The)	46,884	68,613

Sun Communities, Inc.	9,790	1,239,414

UMH Properties, Inc.	7,096	103,176

TOTAL SINGLE-FAMILY RESIDENTIAL		$4,587,516

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $123,026,662)		$134,745,089

TOTAL REAL ESTATE RELATED SECURITIES (COST $190,392,932)		$214,630,627

COMMODITY RELATED SECURITIES – 47.8%

EXCHANGE-TRADED FUNDS – 1.7%

COMMODITY – 1.7%

SPDR S&P Global Natural Resources ETF#	119,300	7,012,454

TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,945)		$7,012,454

INVESTMENT COMPANIES – 46.1%

COMMODITY – 46.1%

Vanguard Commodity Strategy Fund, Admiral Shares	2,617,549	76,484,786

DFA Commodity Strategy Portfolio, Institutional Class§	22,252,384	110,371,825

Parametric Commodity Strategy Fund, Institutional Class	542,859	3,897,726

TOTAL COMMODITY		$190,754,337

TOTAL INVESTMENT COMPANIES (COST $179,856,119)		$190,754,337

TOTAL COMMODITY RELATED SECURITIES (COST $184,959,064)		$197,766,791

SHORT-TERM INVESTMENTS – 0.3%

MONEY MARKET FUND – 0.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%^	1,448,020	1,448,020

TOTAL SHORT-TERM INVESTMENT (COST $1,448,020)		$1,448,020

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.2%

REPURCHASE AGREEMENTS – 4.2%

Bank of America Securities, Inc., 4.16%, dated 10/31/25, due 11/03/25, repurchase price $3,071,873, collateralized by U.S. Government Agency Securities, 2.00% to 6.00%, maturing 11/01/27 to 8/01/55; total market value of $3,132,224.	$3,070,808	$3,070,808

Cantor Fitzgerald Securities, 4.20%, dated 10/31/25, due 11/03/25, repurchase price $893,273, collateralized by U.S. Government Agency & Treasury Securities, 1.00% to 6.50%, maturing 2/28/27 to 2/01/57; total market value of $910,819.	892,960	892,960

Daiwa Capital Markets America, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $3,071,870, collateralized by U.S. Government Agency & Treasury Securities, 1.50% to 7.50%, maturing 6/30/27 to 10/20/55; total market value of $3,132,224.	3,070,808	3,070,808

Deutsche Bank Securities, Inc., 3.95%, dated 10/31/25, due 11/03/25, repurchase price $842,018, collateralized by U.S. Treasury Securities, 1.13% to 6.75%, maturing 2/15/26 to 8/15/55; total market value of $858,576.	841,741	841,741

HSBC Securities USA, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $3,071,870, collateralized by U.S. Government Agency Securities, 1.55% to 7.00%, maturing 1/01/32 to 6/01/55; total market value of $3,132,224.	3,070,808	3,070,808

HSBC Securities USA, Inc., 4.14%, dated 10/31/25, due 11/03/25, repurchase price $196,078, collateralized by U.S. Treasury Securities, 0.13% to 3.63%, maturing 7/15/30 to 2/15/51; total market value of $199,930.	196,010	196,010

Nomura Securities International, Inc., 4.14%, dated 10/31/25, due 11/03/25, repurchase price $3,071,867, collateralized by U.S. Government Agency Securities, 1.50% to 7.00%, maturing 4/01/31 to 11/01/55; total market value of $3,132,224.	3,070,808	3,070,808

RBC Dominion Securities, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $3,071,870, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/06/25 to 8/15/55; total market value of $3,132,226.	3,070,808	3,070,808

TOTAL REPURCHASE AGREEMENTS (COST $17,284,751)		$17,284,751

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $17,284,751)		$17,284,751

TOTAL INVESTMENTS – 104.1% (Cost $394,084,767)		$431,130,189

COLLATERAL FOR SECURITIES ON LOAN – (4.2%)		(17,284,751)

OTHER ASSETS LESS LIABILITIES – 0.1%		395,193

TOTAL NET ASSETS – 100.0%		$414,240,631

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	25

Wilmington Real Asset Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Real Estate Related Securities

Common Stocks

Diversified	$113,566	$—	$—	$113,566

Diversified Real Estate Activities	13,477,446	—	—	13,477,446

Real Estate Development	2,478,262	—	—	2,478,262

Real Estate Operating Companies	14,342,301	—	—	14,342,301

Exchange-Traded Funds	37,082,666	—	—	37,082,666

Investment Company	12,391,297	—	—	12,391,297

Real Estate Investment Trusts

Data Center	11,890,871	—	—	11,890,871

Diversified	11,718,045	—	—	11,718,045

Health Care	19,959,555	—	—	19,959,555

Hotel & Resort	3,329,257	—	—	3,329,257

Industrial	23,608,427	—	—	23,608,427

Multi-Family Residential	10,858,249	—	—(a)	10,858,249

Office	7,984,671	—	—	7,984,671

Other Specialized	8,445,205	—	—	8,445,205

Retail	24,628,480	—	—	24,628,480

Self-Storage	7,734,813	—	—	7,734,813

Single-Family Residential	4,587,516	—	—	4,587,516

Commodity Related Securities

Exchange-Traded Funds	7,012,454	—	—	7,012,454

Investment Companies	190,754,337	—	—	190,754,337

Money Market Fund	1,448,020	—	—	1,448,020

Repurchase Agreements	—	17,284,751	—	17,284,751

Total Investments in Securities	$413,845,438	$17,284,751	$—	$431,130,189

(a)	Includes internally fair valued securities currently priced at zero ($0).

**	Represents less than 0.05%.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

§	Affiliated company. See Note 5 in Notes to Financial Statements.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

OYJ	Public Limited Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

26	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2025 (unaudited)	Wilmington International Fund		Wilmington Global Alpha Equities Fund		Wilmington Real Asset Fund
ASSETS:
Investments, at identified cost	$385,573,248		$156,281,759		$394,084,767	(a)

Investments in securities, at value	$550,107,760	(b)	$223,348,244		$431,130,189	(c),(d)
Cash	—		55,592		—
Deposits for financial futures contracts	610,000		6,217,682		—
Cash denominated in foreign currencies	2,091,992	(e)	433,072	(e)	102,661	(e)
Variation margin receivable for financial futures contracts	618		28,227		—
Income receivable	1,215,905		450,773		302,841
Foreign tax reclaim receivable	2,629,737		498,000		196,479
Receivable for shares sold	300,895		124,660		172,904
Unrealized appreciation on forward foreign currency contracts	—		1,611,745		—
Receivable for investments sold	767,484		828,039		—
Prepaid and other assets	25,734		21,659		20,593

TOTAL ASSETS	557,750,125		233,617,693		431,925,667

LIABILITIES:
Collateral for securities on loan	17,815,157		—		17,284,751
Due to custodian	67,898		—		—
Deferred foreign capital gains tax payable	22,789		10,454		—
Payable for investments purchased	1,044,389		526,324		31,940
Unrealized depreciation on forward foreign currency contracts	—		16,943		—
Payable for shares redeemed	119,664		18,649		26,828
Payable to sub-advisors	150,295		112,423		23,130
Payable for Trustees’ fees	4,784		4,784		4,784
Payable for administration fees	12,824		5,774		9,884
Payable for distribution services fees	820		53		193
Payable for investment advisory fees	150,476		84,687		121,414
Other accrued expenses	403,837		246,824		182,112

TOTAL LIABILITIES	19,792,933		1,026,915		17,685,036

NET ASSETS	$537,957,192		$232,590,778		$414,240,631

NET ASSETS CONSIST OF:

Paid-in capital	$343,424,670		$183,410,090		$413,285,765
Distributable earnings (loss)	194,532,522		49,180,688		954,866

TOTAL NET ASSETS	$537,957,192		$232,590,778		$414,240,631

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$3,852,180		$248,081		$907,688

Shares outstanding (unlimited shares authorized)	342,356		18,039		61,276

Net Asset Value per share	$11.25		$13.75		$14.81

Offering Price per share*	$11.90	**	$14.55	**	$15.67	**

Class I
Net Assets	$534,105,012		$232,342,697		$413,332,943

Shares outstanding (unlimited shares authorized)	46,762,728		16,472,716		27,367,276

Net Asset Value and Offering Price per share	$11.42		$14.10		$15.10

(a)	Includes $107,714,679 of investments in affiliated issuers.
(b)	Including $16,501,193 of securities on loan (Note 2).
(c)	Includes $110,371,825 of investments in affiliated issuers.
(d)	Including $16,914,212 of securities on loan (Note 2).
(e)	Cost of cash denominated in foreign currencies was $2,104,047, $436,270 and $108,035, respectively.
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF OPERATIONS	27

Six Months Ended October 31, 2025 (unaudited)	Wilmington International Fund	Wilmington Global Alpha Equities Fund	Wilmington Real Asset Fund
INVESTMENT INCOME:
Dividends	$7,655,257 (a)	$2,867,660 (a)	$5,504,453	(a),(b)
Interest	14,507	102,121	—
Securities lending income, net	73,616	—	6,843

TOTAL INVESTMENT INCOME	7,743,380	2,969,781	5,511,296

EXPENSES:
Investment advisory fees	2,090,597	1,431,963	1,065,473
Administration fees	75,971	35,345	58,491
Portfolio accounting and administration fees	72,424	48,428	59,525
Custodian fees	92,267	74,232	36,929
Transfer and dividend disbursing agent fees and expenses	22,110	5,786	4,639
Trustees’ fees	40,069	40,069	40,069
Professional fees	110,075	95,933	83,574
Distribution services fee—Class A	4,619	306	1,118
Shareholder services fee—Class A	4,619	306	1,118
Share registration costs	17,857	18,578	19,392
Printing and postage	10,019	7,964	9,080
Miscellaneous	32,575	26,517	28,429

TOTAL EXPENSES	2,573,202	1,785,427	1,407,837

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(334,297)	(235,121)	(226,660)
Waiver of shareholder services fee—Class A	(4,619)	(306)	(1,118)

TOTAL WAIVERS AND REIMBURSEMENTS	(338,916)	(235,427)	(227,778)

Net expenses	2,234,286	1,550,000	1,180,059

Net investment income	5,509,094	1,419,781	4,331,237

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on unaffiliated investments	26,639,503	8,609,491 (c)	(1,123,799	)(c)
Net realized gain (loss) on forward foreign currency contracts	—	(915,535)	—
Net realized gain (loss) on foreign currency transactions	10,402	(27,372)	17,975
Net realized gain (loss) on financial futures contracts	1,415,632	(14,108,946)	—

Net realized gain (loss)	28,065,537	(6,442,362)	(1,105,824)

Net change in unrealized appreciation (depreciation) on unaffiliated investments	51,654,435 (d)	15,625,579 (d)	17,015,197
Net change in unrealized appreciation (depreciation) on affiliated investments	—	—	8,189,484
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	2,991,716	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(63,222)	(28,184)	(19,817)
Net change in unrealized appreciation (depreciation) on financial futures contracts	(394,717)	(3,764,390)	—

Net change in unrealized appreciation (depreciation)	51,196,496	14,824,721	25,184,864

Net realized and unrealized gain (loss)	79,262,033	8,382,359	24,079,040

Change in net assets resulting from operations	$84,771,127	$9,802,140	$28,410,277

(a)	Net of foreign withholding taxes of $863,524, $256,302 and $141,230, respectively.
(b)	Includes $1,358,961 received from affiliated issuers.
(c)	Net of foreign capital gains tax paid of $826 and $1,104, respectively.
(d)	Net of change in deferred foreign capital gains tax accrued of $(11,784) and $5,992, respectively.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

28	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington International Fund		Wilmington Global Alpha Equities Fund

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income	$5,509,094	$11,071,675	$1,419,781	$2,249,130
Net realized gain (loss)	28,065,537	33,643,983	(6,442,362)	15,175,252
Net change in unrealized appreciation (depreciation)	51,196,496	27,903,152	14,824,721	(304,388)

Change in net assets resulting from operations	84,771,127	72,618,810	9,802,140	17,119,994

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(61,459)	(90,506)	—	(3,186)
Class I	(9,466,442)	(15,810,220)	—	(3,134,540)

Total distributions to shareholders	(9,527,901)	(15,900,726)	—	(3,137,726)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	115,234	14,457	15,838	5,603
Class I	14,847,899	45,695,196	12,036,105	70,912,988
Distributions reinvested
Class A	49,515	75,175	—	2,909
Class I	1,940,347	2,803,020	—	1,212,468
Cost of shares redeemed
Class A	(86,067)	(309,360)	(1,000)	(3,548)
Class I	(53,438,553)	(142,172,520)	(29,646,671)	(61,889,430)

Change in net assets resulting from share transactions	(36,571,625)	(93,894,032)	(17,595,728)	10,240,990

Change in net assets	38,671,601	(37,175,948)	(7,793,588)	24,223,258

NET ASSETS:
Beginning of period	499,285,591	536,461,539	240,384,366	216,161,108

End of period	$537,957,192	$499,285,591	$232,590,778	$240,384,366

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	11,001	1,578	1,173	442
Class I	1,380,713	4,864,209	860,860	5,255,092
Distributions reinvested
Class A	4,786	8,368	—	224
Class I	184,432	307,596	—	91,163
Shares redeemed
Class A	(8,027)	(34,066)	(75)	(274)
Class I	(4,882,493)	(14,751,822)	(2,108,016)	(4,720,821)

Net change resulting from share transactions	(3,309,588)	(9,604,137)	(1,246,058)	625,826

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	29

	Wilmington Real Asset Fund

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income	$4,331,237	$10,064,878
Net realized gain (loss)	(1,105,824)	(7,930,030)
Net change in unrealized appreciation (depreciation)	25,184,864	29,918,639

Change in net assets resulting from operations	28,410,277	32,053,487

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(8,582)	(22,044)
Class I	(4,356,406)	(10,059,547)

Total distributions to shareholders	(4,364,988)	(10,081,591)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	1,294	18,406
Class I	27,469,019	58,161,693
Distributions reinvested
Class A	8,428	21,435
Class I	1,782,036	4,584,899
Cost of shares redeemed
Class A	(22,872)	(93,904)
Class I	(25,566,766)	(78,221,764)

Change in net assets resulting from share transactions	3,671,139	(15,529,235)

Change in net assets	27,716,428	6,442,661
NET ASSETS:
Beginning of period	386,524,203	380,081,542

End of period	$414,240,631	$386,524,203

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	90	1,308
Class I	1,880,226	4,074,564
Distributions reinvested
Class A	576	1,578
Class I	119,524	331,337
Shares redeemed
Class A	(1,603)	(6,711)
Class I	(1,717,639)	(5,507,156)

Net change resulting from share transactions	281,174	(1,105,080)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

30	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON INTERNATIONAL FUND

CLASS A	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Period	$9.76		$8.83	$8.37	$8.44	$10.47	$7.35
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.17	0.15	0.15	0.10	0.10
Net Realized and Unrealized Gain (Loss)	1.57		1.02	0.49	0.08	(1.75)	3.16

Total Income (Loss) From Operations	1.67		1.19	0.64	0.23	(1.65)	3.26

Less Distributions From:
Net Investment Income	(0.18)		(0.26)	(0.18)	(0.13)	(0.16)	(0.14)
Net Realized Gains	—		—	—	(0.17)	(0.22)	—

Total Distributions	(0.18)		(0.26)	(0.18)	(0.30)	(0.38)	(0.14)

Net Asset Value, End of Period	$11.25		$9.76	$8.83	$8.37	$8.44	$10.47

Total Return(b)	17.26%		13.69%	7.81%	3.01%	(16.31)%	44.67%
Net Assets, End of Period (000’s)	$3,852		$3,266	$3,166	$2,836	$2,957	$4,015
Ratios to Average Net Assets
Gross Expense(c)	1.46	%(d)	1.46%	1.45%	1.48%	1.48%	1.48%
Net Expense(c),(e)	1.08	%(d)	1.08%	1.08%	1.09%	1.10%	1.06%
Net Investment Income	1.77	%(d)	1.82%	1.77%	1.87%	1.00%	1.10%
Portfolio Turnover Rate	19%		34%	108%	76%	71%	74%

CLASS I	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Period	$9.90		$8.94	$8.46	$8.52	$10.56	$7.41
Income (Loss) From Operations:
Net Investment Income(a)	0.11		0.19	0.17	0.17	0.13	0.12
Net Realized and Unrealized Gain (Loss)	1.60		1.04	0.50	0.08	(1.77)	3.18

Total Income (Loss) From Operations	1.71		1.23	0.67	0.25	(1.64)	3.30

Less Distributions From:
Net Investment Income	(0.19)		(0.27)	(0.19)	(0.14)	(0.18)	(0.15)
Net Realized Gains	—		—	—	(0.17)	(0.22)	—

Total Distributions	(0.19)		(0.27)	(0.19)	(0.31)	(0.40)	(0.15)

Net Asset Value, End of Period	$11.42		$9.90	$8.94	$8.46	$8.52	$10.56

Total Return(b)	17.33%		14.00%	8.10%	3.23%	(16.10)%	44.92%
Net Assets, End of Period (000’s)	$534,105		$496,020	$533,296	$515,032	$614,339	$713,463
Ratios to Average Net Assets
Gross Expense(c)	0.95	%(d)	0.96%	0.95%	0.98%	0.99%	1.16%
Net Expense(c),(e)	0.83	%(d)	0.83%	0.83%	0.84%	0.85%	0.85%
Net Investment Income	2.05	%(d)	2.02%	2.05%	2.12%	1.27%	1.32%
Portfolio Turnover Rate	19%		34%	108%	76%	71%	74%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (continued)	31

For a share outstanding throughout each period:

WILMINGTON GLOBAL ALPHA EQUITIES FUND

CLASS A	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Period	$13.23		$12.36	$11.76	$11.68	$11.97	$10.87
Income (Loss) From Operations:
Net Investment Income(a)	0.06		0.10	0.10	0.10	0.01	0.02
Net Realized and Unrealized Gain (Loss)	0.46		0.96	0.66	0.30	(0.24)	1.31

Total Income (Loss) From Operations	0.52		1.06	0.76	0.40	(0.23)	1.33

Less Distributions From:
Net Investment Income	—		(0.19)	(0.16)	(0.32)	(0.06)	(0.06)
Net Realized Gains	—		—	—	—	—	(0.17)

Total Distributions	—		(0.19)	(0.16)	(0.32)	(0.06)	(0.23)

Net Asset Value, End of Period	$13.75		$13.23	$12.36	$11.76	$11.68	$11.97

Total Return(b)	3.93%		8.59%	6.47%	3.51%	(1.97)%	12.27%
Net Assets, End of Period (000’s)	$248		$224	$205	$303	$295	$324
Ratios to Average Net Assets
Gross Expense(c)	1.93	%(d)	2.00%	1.92%	2.19%	2.30%	2.30%
Net Expense(c),(e)	1.49	%(d)	1.49%	1.49%	1.49%	1.49%	1.49%
Net Investment Income	0.85	%(d)	0.80%	0.83%	0.87%	0.12%	0.19%
Portfolio Turnover Rate	26%		82%	43%	68%	44%	58%

CLASS I	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Period	$13.55		$12.63	$11.99	$11.88	$12.14	$11.01
Income (Loss) From Operations:
Net Investment Income(a)	0.08		0.15	0.14	0.13	0.05	0.05
Net Realized and Unrealized Gain (Loss)	0.47		0.96	0.66	0.30	(0.25)	1.31

Total Income (Loss) From Operations	0.55		1.11	0.80	0.43	(0.20)	1.36

Less Distributions From:
Net Investment Income	—		(0.19)	(0.16)	(0.32)	(0.06)	(0.06)
Net Realized Gains	—		—	—	—	—	(0.17)

Total Distributions	—		(0.19)	(0.16)	(0.32)	(0.06)	(0.23)

Net Asset Value, End of Period	$14.10		$13.55	$12.63	$11.99	$11.88	$12.14

Total Return(b)	4.06%		8.85%	6.73%	3.75%	(1.63)%	12.46%
Net Assets, End of Period (000’s)	$232,343		$240,160	$215,956	$213,027	$211,957	$206,232
Ratios to Average Net Assets
Gross Expense(c)	1.43	%(d)	1.50%	1.41%	1.69%	1.80%	1.99%
Net Expense(c),(e)	1.24	%(d)	1.24%	1.24%	1.24%	1.24%	1.24%
Net Investment Income	1.14	%(d)	1.09%	1.13%	1.12%	0.38%	0.44%
Portfolio Turnover Rate	26%		82%	43%	68%	44%	58%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

32	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

WILMINGTON REAL ASSET FUND

CLASS A	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021

Net Asset Value, Beginning of Period	$13.97		$13.22	$13.26	$16.30		$15.58		$12.33
Income (Loss) From Operations:
Net Investment Income(a)	0.13		0.33	0.31	0.69		1.64	(b)	0.17
Net Realized and Unrealized Gain (Loss)	0.85		0.77	(0.08)	(3.04)		0.82		3.32

Total Income (Loss) From Operations	0.98		1.10	0.23	(2.35)		2.46		3.49

Less Distributions From:
Net Investment Income	(0.14)		(0.35)	(0.27)	(0.69	)(c)	(1.74)		(0.24)

Total Distributions	(0.14)		(0.35)	(0.27)	(0.69)		(1.74)		(0.24)

Net Asset Value, End of Period	$14.81		$13.97	$13.22	$13.26		$16.30		$15.58

Total Return(d)	7.03%		8.41%	1.73%	(14.44)%		16.34%		28.65%
Net Assets, End of Period (000’s)	$908		$869	$873	$941		$1,169		$995
Ratios to Average Net Assets
Gross Expense(e)	1.18	%(f)	1.19%	1.16%	1.17%		1.17%		1.30%
Net Expense(e),(g)	0.82	%(f)	0.82%	0.82%	0.85%		0.89%		0.96%
Net Investment Income	1.84	%(f)	2.35%	2.36%	4.78%		10.04	%(b)	1.25%
Portfolio Turnover Rate	1%		6%	3%	20%		32%		40%

CLASS I	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021

Net Asset Value, Beginning of Period	$14.24		$13.45	$13.48	$16.54		$15.77		$12.47
Income (Loss) From Operations:
Net Investment Income(a)	0.16		0.37	0.35	0.74		1.65	(b)	0.17
Net Realized and Unrealized Gain (Loss)	0.86		0.79	(0.09)	(3.09)		0.89		3.40

Total Income (Loss) From Operations	1.02		1.16	0.26	(2.35)		2.54		3.57

Less Distributions From:
Net Investment Income	(0.16)		(0.37)	(0.29)	(0.71	)(c)	(1.77)		(0.27)

Total Distributions	(0.16)		(0.37)	(0.29)	(0.71)		(1.77)		(0.27)

Net Asset Value, End of Period	$15.10		$14.24	$13.45	$13.48		$16.54		$15.77

Total Return(d)	7.15%		8.70%	1.94%	(14.21)%		16.66%		29.00%
Net Assets, End of Period (000’s)	$413,333		$385,655	$379,209	$409,335		$486,959		$463,203
Ratios to Average Net Assets
Gross Expense(e)	0.68	%(f)	0.69%	0.66%	0.67%		0.67%		0.93%
Net Expense(e),(g)	0.57	%(f)	0.57%	0.57%	0.60%		0.64%		0.71%
Net Investment Income	2.09	%(f)	2.59%	2.60%	5.10%		9.98	%(b)	1.18%
Portfolio Turnover Rate	1%		6%	3%	20%		32%		40%

(a)	Per share amounts have been calculated using the average shares method.

(b)

The net investment income earned by the Fund increased significantly during the fiscal year ended April 30, 2022 due to larger than usual net investment income distributions from the commodity-related investments in its portfolio.

(c)	A portion of this distribution amounting to less than $0.005 per share was a tax return of capital.

(d)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(e)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(f)	Annualized for periods less than one year.

(g)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS	33

Wilmington Funds

October 31, 2025 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 3 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington International Fund (“International Fund”)(d)	The Fund seeks to provide long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)(d)	The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.

Wilmington Real Asset Fund (“Real Asset Fund”)(d)	The Fund seeks to achieve long-term preservation of capital with current income.

(d) Diversified

The Funds offer Class A and Class I shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

●

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

●	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

●

financial futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Advisor may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

●	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

●	investments in open-end regulated investment companies are valued at NAV;

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

●	price information on listed securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded; and

●	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

34	NOTES TO FINANCIAL STATEMENTS (continued)

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Advisor, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Funds may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Funds’ policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2025, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

International Fund
Bank of America Securities, Inc.	$1,056,976	$1,056,976	$—	$—
Citadel Securities LLC	3,295,804	3,295,804	—	—
Daiwa Capital Markets America, Inc.	3,098,055	3,098,055	—	—
Deutsche Bank Securities, Inc.	872,408	872,408	—	—
HSBC Securities USA, Inc.	3,098,055	3,098,055	—	—
HSBC Securities USA, Inc.	197,749	197,749	—	—
Nomura Securities International, Inc.	3,098,055	3,098,055	—	—
RBC Dominion Securities, Inc.	3,098,055	3,098,055	—	—

	$17,815,157	$17,815,157	$—	$—

Real Asset Fund
Bank of America Securities, Inc.	$3,070,808	$3,070,808	$—	$—

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	35

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Cantor Fitzgerald Securities	$892,960	$892,960	$—	$—

Daiwa Capital Markets America, Inc.	3,070,808	3,070,808	—	—

Deutsche Bank Securities, Inc.	841,741	841,741	—	—

HSBC Securities USA, Inc.	3,070,808	3,070,808	—	—

HSBC Securities USA, Inc.	196,010	196,010	—	—

Nomura Securities International, Inc.	3,070,808	3,070,808	—	—
RBC Dominion Securities, Inc.	3,070,808	3,070,808	—	—

	$17,284,751	$17,284,751	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITs”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly for the Funds, with the exception of the Global Alpha Equities Fund, which is paid annually.

Segment Reporting – Each Fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its investment objective as outlined in the Funds’ prospectus. The Investment Committee - General Matters, comprising senior management of the Advisor and the President of the Funds, acts as the chief operating decision maker (CODM) and regularly reviews the Funds’ total returns, expense ratios, and changes in net assets as presented within the Funds’ financial statements to assess performance and to make decisions about resources to be allocated to the Funds.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rates.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with the Valuation Procedures.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

36	NOTES TO FINANCIAL STATEMENTS (continued)

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2025, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

International Fund	$16,501,193	$16,501,193	$—

Real Asset Fund	16,914,212	16,914,212	—

(1)

Collateral with a value of $17,815,157 and $17,284,751, respectively, has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Risk of loss on derivatives, including written options, forward foreign currency contracts, and financial futures contracts, may exceed amounts recognized on the Statements of Assets and Liabilities.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Financial Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

For the six months ended October 31, 2025, the International Fund and Global Alpha Equities Fund used equity index futures contracts to manage equity market exposure.

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	37

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities and the fair value of the Funds’ derivative investments categorized by primary risk exposure as of October 31, 2025.

Location on the Statements of Assets and Liabilities

Derivative Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation margin receivable for financial futures contracts*	Variation margin payable for financial futures contracts*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts**	Unrealized depreciation on forward foreign currency contracts**

*

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for financial futures contracts. The amount presented below is the cumulative unrealized appreciation (depreciation) from the date the contract was opened until October 31, 2025.

**	The amounts shown represent the unrealized appreciation (depreciation) from the date the contract was open.

	Asset Derivatives Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts

Global Alpha Equities Fund
Financial Futures Contracts	$218,548	$218,548	$—
Forward Foreign Currency Contracts	1,611,745	—	1,611,745

Totals	$1,830,293	$218,548	$1,611,745

	Liability Derivatives Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$(11,211)	$(11,211)	$—

Totals	$(11,211)	$(11,211)	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(3,261,566)	$(3,261,566)	$—
Forward Foreign Currency Contracts	(16,943)	—	(16,943)

Totals	$(3,278,509)	$(3,261,566)	$(16,943)

The following is a summary of the location of realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the six months ended October 31, 2025.

Derivative Type	Location on the Statements of Operations

Equity contracts	Net realized gain (loss) on financial futures contracts
Net change in unrealized appreciation (depreciation) on financial futures contracts

Foreign exchange contracts	Net realized gain (loss) on forward foreign currency contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

	Net Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$1,415,632	$1,415,632	$—

Totals	$1,415,632	$1,415,632	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(14,108,946)	$(14,108,946)	$—
Forward Foreign Currency Contracts	(915,535)	—	(915,535)

Totals	$(15,024,481)	$(14,108,946)	$(915,535)

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

38	NOTES TO FINANCIAL STATEMENTS (continued)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$(394,717)	$(394,717)	$—

Totals	$(394,717)	$(394,717)	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(3,764,390)	$(3,764,390)	$—
Forward Foreign Currency Contracts	2,991,716	—	2,991,716

Totals	$(772,674)	$(3,764,390)	$2,991,716

The average quarterly volume of derivative activities for the six months ended October 31, 2025 are as follows.

	Asset Derivative Volume
Fund	Financial Futures Contracts(1)	Forward Foreign Currency Contracts(2)

International Fund	$8,557,424	$—
Global Alpha Equities Fund	3,000,986	54,898,303

	Liability Derivative Volume
Fund	Financial Futures Contracts(1)	Forward Foreign Currency Contracts(2)

Global Alpha Equities Fund	$112,419,652	$850,796

(1)	Notional Amount.

(2)	Contract Amount.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the Fund’s Portfolio of Investments or Statements of Assets and Liabilities.

At October 31, 2025, derivative assets and liabilities by counterparty net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)

Global Alpha Equities Fund

BNP Paribas	$938,049	$—	$—	$—	$938,049

Deutsche Bank AG	233,395	—	—	—	233,395

Goldman Sachs & Co.	359,473	—	—	—	359,473

HSBC Securities, Inc.	72,953	—	—	—	72,953

State Street Bank & Trust	7,436	—	—	—	7,436

TD Securities Ltd.	439	(439)	—	—	—

Total Derivative Assets	$1,611,745	$(439)	$—	$—	$1,611,306

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	39

Fund/Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Exposure of Derivative Liabilities(2)

Global Alpha Equities Fund (continued)
Morgan Stanley	$13,866	$—	$—	$—	$13,866
TD Securities Ltd.	3,077	(439)	—	—	2,638

Total Derivative Liabilities	$16,943	$(439)	$—	$—	$16,504

(1)	Excess of collateral received is not shown for financial reporting purposes.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

4.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2025.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2025, the cost of investments and derivatives for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments and derivatives for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments and derivatives for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

International Fund	$392,027,782	$174,225,667	$(16,156,900)	$158,068,767
Global Alpha Equities Fund	161,806,138	72,739,931	(12,646,042)	60,093,889
Real Asset Fund	401,918,054	50,807,935	(21,595,800)	29,212,135

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2025, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards

Global Alpha Equities Fund	$(5,927,505)	$—	$(5,927,505)
Real Asset Fund	(1,250,848)	(27,401,301)	(28,652,149)

5.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Each of the Funds utilizes a sub-advisor strategy, whereby WFMC allocates all or a portion of the Funds’ assets among one or more sub-advisors and strategies. For their services, the Funds pay each sub-advisor fees, accrued daily and paid monthly, as described below.

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net assets of the Fund/Allocated Net Assets for Sub-advisors

International Fund
WFMC	$1,208,856	$(334,297)	0.45%

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

40	NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net assets of the Fund/Allocated Net Assets for Sub-advisors
Sub-advisors:
Wellington Management Company LP	$ 881,741	$ —	0.33%

Total(a)	$ 2,090,597	$ (334,297)

Global Alpha Equities Fund
WFMC	$ 749,851	$ (235,121)	0.60%
Sub-advisors:
Wellington Management Company LP	682,112	—	0.55% on the first $250 million; and 0.50% on assets in excess of $250 million

Total(b)	$ 1,431,963	$ (235,121)

Real Asset Fund
WFMC	$ 930,743	$ (226,660)	0.45% on all assets except assets allocated to the inflation-protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy. The fee for assets allocated to the TIPS strategy is: 0.52% of the first $25 million; 0.49% of the next $25 million; and 0.47% of Assets over $50 million. The fee for assets allocated to the Enhanced Cash Strategy is 0.53% on the assets.
Sub-advisors:
Parametric Portfolio Associates LLC	134,730	—	0.25% of the first $20 million in assets; 0.20% of the next $20 million in assets; 0.15% of the next $110 million in assets; and 0.10% of assets in excess of $150 million

Total(c)	$ 1,065,473	$ (226,660)

(a)	The total gross advisory and sub-advisory fees during the period were 0.78% for the International Fund.

(b)	The total gross advisory and sub-advisory fees during the period were 1.15% for the Global Alpha Equities Fund.

(c)	The total gross advisory and sub-advisory fees during the period were 0.52% for the Real Asset Fund.

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2026, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations
Fund	Class A	Class I

International Fund	1.08%	0.83%

Global Alpha Equities Fund	1.49%	1.24%

Real Asset Fund	0.82%	0.57%

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion

	0.030%	on the next $2 billion

	0.025%	on the next $3 billion

	0.018%	on assets in excess of $10 billion

BNY	0.0175%	on the first $15 billion

	0.0150%	on the next $10 billion

	0.0125%	on assets in excess of $25 billion

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	41

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2025, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2025, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

International Fund	$517
Global Alpha Equities Fund	16
Real Asset Fund	1

Sales Charges – The Funds’ Class A shares, as applicable, bear front-end sales charges.

For the six months ended October 31, 2025, M&T did not receive sales charges on the sale of Class A shares.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2025, M&T did not receive any shareholder service fees from the Funds.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Certain of the Funds’ investments are in companies that are considered to be affiliated companies of the Fund because the Fund owns more than 5% of the outstanding voting securities of the company. Transactions with affiliated companies during the six months ended October 31, 2025 were as follows:

Fund/ Affiliated Investment Name	Value 4/30/25	Purchases	Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value 10/31/25	Number of Shares 10/31/25	Dividend Income	Capital Gain Distributions
Real Asset Fund
Investment Company - 26.6%*
DFA Commodity Strategy Portfolio, Institutional Class	$100,823,380	$1,358,961	$—	$—	$8,189,484	$110,371,825	22,252,384	$1,358,961	$—

*	As a percentage of Net Assets as of October 31, 2025.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

42	NOTES TO FINANCIAL STATEMENTS (concluded)

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2025 were as follows:

Fund	Purchases	Sales

International Fund	$96,652,929	$123,378,939
Global Alpha Equities Fund	60,625,776	94,660,187
Real Asset Fund	7,782,034	2,733,574

7.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

8.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

9.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 26, 2025. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the Statement of Operations. The LOC expires on March 25, 2026.

The Funds did not utilize the LOC during the six months ended October 31, 2025.

10.	NEW REGULATORY PRONOUNCEMENTS

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments require greater disaggregation of disclosures related to income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU but does not expect it to have a material impact on the financial statements.

11.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material subsequent events that would require recognition or disclosure in the Funds’ financial statements through this date.

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

43

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

At a meeting held on September 25-26, 2025 (the “September Meeting”), the Board of Trustees (the “Board”) of the Wilmington Funds (the “Trust,” and each series, a “Fund”) agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), of the Trust, to consider information relating to each Fund of the Trust, as generally described below.

At a meeting held on August 18, 2025 (the “August Meeting”), the Board met with personnel of Wilmington Funds Management Corporation (“WFMC”), Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and independent counsel to the Independent Trustees (“Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the Wilmington Global Alpha Equities Fund, Wilmington International Fund and Wilmington Real Asset Fund (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel that was sent on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

●

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;
●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;
●	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;
●	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;
●

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

●

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; and potential fall-out benefits to the Sub-Adviser; and

●	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment performance, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

44	Semi-Annual Financial Statements and Other Information

from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements. The Board generally concluded that, for each Fund, the consideration of each factor above supported the renewal of each Advisory Agreement.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

●

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

●	The prospects for satisfactory investment performance were reasonable; and
●	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington International Fund

The Fund is sub-advised by Wellington Management Company LLP.

The Board considered that the Fund’s net management fee rate (which included both the Adviser and the Sub-Adviser fees) and net total expense ratio were slightly above the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-year period ended June 30, 2025, and below the peer group average for the three- and five-year periods ended June 30, 2025. The Board considered that it had previously considered and approved the Fund’s structural change to transition away from a multi-subadviser approach to a single sub-adviser (Wellington Management Company, LLP) in September of 2023, and the Fund’s outperformance of its peer group and benchmark since those changes were implemented.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Global Alpha Equities Fund

The Fund is sub-advised by Wellington Management Company LLP.

The Board considered that the Fund’s net management fee rate (which included both the Adviser and the Sub-Adviser fees) was equal to the Fund’s expense group median and net total expense ratio was slightly above the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2025.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Real Asset Fund

The Fund is sub-advised by Parametric Portfolio Associates LLC.

The Board considered that the Fund’s net management fee rate (which included both the Adviser and the Sub-Adviser fees) and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-year period ended June 30, 2025 and below the peer group average for the three- and five-year periods ended June 30, 2025. The Board considered management’s explanation of the Fund’s performance and that the Fund outperformed over the last year. In addition, the Board considered management’s view that peer group comparisons are difficult due to differences in asset allocations and exposures, particularly in equity positions, among the funds in the peer group, and that the Fund is performing in line with Management’s expectations and with its objective to function as a vehicle for investment in real assets as a means of mitigating the long-term effects of inflation on an investment portfolio.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

45

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 11, 2025

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

46

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website. You can manage your cookie preferences here and find additional information in the Wilmington Trust Cookie Notice.

●

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Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Mellon Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Additional Sub-Advisors to the	PricewaterhouseCoopers LLP
Wilmington International Fund	Two Commerce Square
Wellington Management Company LLP	2001 Market Street, Suite 1800
280 Congress Street	Philadelphia, PA 19103
Boston, Massachusetts 02210
Additional Sub-Advisors to the
Wilmington Global Alpha Equities Fund
Wellington Management Company LLP 280 Congress Street
Boston, Massachusetts 02210
Additional Sub-Advisors to the
Wilmington Real Asset Fund
Parametric Portfolio Associates, LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
9th Floor
Wilmington, DE 19890
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

WT-SAR-MMgr-1025
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

October 31, 2025 (unaudited) PRESIDENT’S MESSAGE AND SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION WILMINGTON FUNDS Money Market Funds Wilmington U.S. Government Money Market Fund Wilmington U.S. Treasury Money Market Fund

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Financial Statements of the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund (the “Funds”), covering the Funds’ semi-annual fiscal period of May 1, 2025, through October 31, 2025.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively) have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The semiannual fiscal period unfolded against a backdrop of sweeping policy changes and heightened economic uncertainty in the wake of the landmark “Liberation Day” tariff announcement. This period was further defined by pivotal political developments, including the passage of President Trump’s “One Big Beautiful Bill” in July. This legislation extended most of the 2017 tax cuts that were set to expire in December and introduced transformative new tax and spending measures. An ongoing government shutdown late in the period obfuscated the economic picture by halting the flow of economic data and leaving policymakers and investors to navigate critical decisions without timely information.

Tariffs continued to dominate headlines early in the period as trade war tensions escalated. President Trump issued a series of rapid-fire announcements, raising tariff rates on several of the United States’ largest trading partners. As the period progressed, the tariff threat appeared to soften as major trade agreements were reached, though sporadic sector-specific adjustments persisted. Looking ahead, a major legal test looms as the Supreme Court prepares to rule—likely in 2026—on the legality of President Trump’s use of the International Emergency Economic Powers Act (IEEPA) to impose sweeping global tariffs.

On the economic front, prior to the shutdown, the labor market showed signs of softening, with job growth slowing and major revisions pulling employment figures toward contractionary territory. The unemployment rate ticked up to 4.3%, though layoffs remained subdued. Wage growth decelerated, and the bulk of job gains were concentrated in healthcare, while cyclical sectors shed jobs.

Gross Domestic Product (“GDP”) growth for Q2 (reported in August) rebounded into positive territory, but underlying drivers, including private spending by consumers and firms, slowed to the weakest pace in the post-pandemic period. Despite recessionary concerns, retail sales showed improvement and upside surprise throughout the summer, though much of the nominal growth reflected higher prices due to tariffs. Inflation pressures nudged up slightly, with both headline and core Consumer Price Index (“CPI”) running at 3% year-over-year and tariff-driven price increases in core goods largely offset by easing shelter costs.

As for monetary policy, the Federal Reserve (the “Fed”) restarted its rate-cutting cycle, reducing the federal funds rate by a cumulative 50 basis points1, bringing the target range to 3.75%–4.00%. The Fed also ended quantitative tightening. Chair Powell’s cautious tone and signs of division amongst committee members highlighted growing uncertainty about the path forward.

Bond markets

Fixed income markets were largely positive during the period, propelled by two successive and well-telegraphed rate cuts from the Federal Reserve, leading to modestly lower yields across the curve. The 10-year Treasury yield fell 8 basis points to 4.08%, while the 2-year yield dropped 3 basis points to 3.57%, approaching its lowest level since mid-2022. Against this backdrop of easing monetary policy, the Bloomberg U.S. Aggregate Bond Index advanced 3.5%, reflecting broad-based gains across investment-grade sectors. Market volatility remained notably subdued, as measured by the MOVE Index2, and credit spreads persisted at historically tight levels, underscoring stability in the fixed income landscape.

For the six-month period May 1, 2025 to October 31, 2025, certain Bloomberg indices performed as follows:3

Bloomberg U.S. Treasury Bond Index[4]	Bloomberg U.S. Aggregate Bond Index[5]	Bloomberg U.S. Credit Bond Index[6]	Bloomberg Municipal Bond Index[7]	Bloomberg U.S. Corporate High Yield Bond Index[8]

2.36%	3.50%	4.83%	4.99%	6.34%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

October 31, 2025 / PRESIDENT’S MESSAGE

ii

Equity markets

U.S. equity markets were among the strongest of any 6-month period on record, with large-cap and small-cap stocks both returning more than +20% and delivering gains in every monthly period. The S&P 500 advanced +23.60%, driven by tech and AI-related enthusiasm. Technology (+46.4%), Communication Services (+34.2%), and Consumer Discretionary (+25.5%) led the market, while AI-levered sectors such as Utilities (+14.4%) also posted strong gains. Consumer Staples (-4.7%) was the only sector to decline, pressured by tariff-related headwinds and weakness among lower-end consumers.

International equities were similarly robust. Emerging markets surged (+27.41%) on signs of easing U.S.-China tensions, while developed markets, measured by the MSCI EAFE (Net) Index, gained a solid +13.29%, marking a strong period for global equities.

For the six-month period May 1, 2025 to October 31, 2025, certain stock market indices performed as follows:

S&P 500® Index[9]	Russell 2000® Index[10]	MSCI EAFE (Net) Index[11]	MSCI Emerging Markets (Net) Index[12]

23.60%	27.09%	13.29%	27.41%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

November 18, 2025

PRESIDENT’S MESSAGE / October 31, 2025

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the money market funds, and you should not expect that the investment advisor will provide financial support to the money market funds at any time.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.

MOVE Index is a market-implied measure of bond market volatility that calculates the implied volatility of U.S. Treasury options using a weighted average of option prices on Treasury futures across multiple maturities (2, 5, 10, and 30 years).

3.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

4.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

8.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. The index is unmanaged and investments cannot be made directly in an index.

9.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

10.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $9.7 million to $11.4 billion. The index is unmanaged and investments cannot be made directly in an index.

11.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

12.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

October 31, 2025 / PRESIDENT’S MESSAGE

1

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 15.4%

FEDERAL FARM CREDIT BANK (FFCB) – 5.3%

(SOFR + 0.06%), 4.10%, 08/13/26Δ	$30,000,000	$30,000,000

4.03%, 09/02/26	100,000,000	100,000,000

3.63%, 09/15/26	140,000,000	139,918,087

(SOFR + 0.12%), 4.16%, 06/07/27Δ	100,000,000	100,000,000

(SOFR + 0.13%), 4.17%, 09/10/27Δ	75,000,000	75,000,000

(SOFR + 0.13%), 4.17%, 09/22/27Δ	100,000,000	100,000,000

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$544,918,087

FEDERAL HOME LOAN BANK (FHLB) – 9.5%

4.22%, 11/07/25‡	100,000,000	99,931,083

4.24%, 11/21/25‡	100,000,000	99,769,389

4.20%, 12/01/25‡	100,000,000	99,657,917

(SOFR + 0.00%), 4.04%, 12/11/25Δ	100,000,000	100,000,000

4.25%, 04/20/26	50,000,000	50,000,000

(SOFR + 0.07%), 4.11%, 09/11/26Δ	25,000,000	25,000,000

(SOFR + 0.19%), 4.23%, 12/23/26Δ	50,000,000	50,000,000

(SOFR + 0.17%), 4.21%, 04/28/27Δ	50,000,000	50,000,000

(SOFR + 0.12%), 4.16%, 08/04/27Δ	175,000,000	175,000,000

(SOFR + 0.18%), 4.22%, 10/20/27Δ	125,000,000	125,000,000

(SOFR + 0.12%), 4.16%, 10/29/27Δ	100,000,000	100,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$974,358,389

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.6%

(SOFR + 0.10%), 4.14%, 06/18/26Δ	50,000,000	50,000,000

(SOFR + 0.12%), 4.16%, 07/29/26Δ	12,000,000	12,000,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$62,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $1,581,276,476)		$1,581,276,476

U.S. TREASURY OBLIGATIONS – 42.7%

U.S. TREASURY BILLS – 36.1%

4.24%, 11/04/25‡	100,000,000	99,965,146

4.29%, 11/12/25‡	100,000,000	99,870,750

4.23%, 11/20/25‡	125,000,000	124,726,875

4.29%, 11/25/25‡	125,000,000	124,647,917

4.25%, 11/28/25‡	150,000,000	149,530,500

4.27%, 12/02/25‡	150,000,000	149,456,208

4.16%, 12/09/25‡	100,000,000	99,566,694

4.24%, 12/11/25‡	160,000,000	159,262,667

4.11%, 12/16/25‡	100,000,000	99,493,750

4.11%, 12/23/25‡	125,000,000	124,268,750

4.07%, 12/30/25‡	150,000,000	149,011,750

4.02%, 01/06/26‡	150,000,000	148,909,625

3.90%, 01/13/26‡	150,000,000	148,828,958

3.86%, 01/20/26‡	100,000,000	99,152,222

4.20%, 01/22/26‡	125,000,000	123,828,368

3.85%, 01/27/26‡	100,000,000	99,080,458

4.21%, 01/29/26‡	125,000,000	123,726,497

4.06%, 02/05/26‡	147,405,000	145,840,542

4.05%, 02/12/26‡	100,000,000	98,864,139

Description	Par Value	Value

4.03%, 02/19/26‡	$100,000,000	$98,794,583

3.99%, 02/26/26‡	100,000,000	98,728,275

3.96%, 03/05/26‡	150,000,000	147,995,333

3.80%, 03/12/26‡	150,000,000	147,964,042

3.88%, 03/19/26‡	100,000,000	98,545,729

3.78%, 03/26/26‡	150,000,000	147,760,052

3.77%, 04/09/26‡	150,000,000	147,552,063

3.73%, 04/23/26‡	150,000,000	147,361,750

3.82%, 05/07/26‡	150,000,000	147,209,334

3.90%, 05/14/26‡	50,000,000	48,981,500

3.90%, 06/11/26‡	50,000,000	48,836,042

3.91%, 08/06/26‡	50,000,000	48,548,222

TOTAL U.S. TREASURY BILLS		$3,696,308,741

U.S. TREASURY NOTES – 6.6%

0.38%, 11/30/25	100,000,000	99,693,812

(U.S. Treasury 3 Month Bill Money Market Yield + 0.25%), 4.01%, 01/31/26Δ	80,000,000	80,008,201

1.63%, 02/15/26	80,000,000	79,424,043

(U.S. Treasury 3 Month Bill Money Market Yield + 0.15%), 3.92%, 04/30/26Δ	215,000,000	215,021,249

3.63%, 05/15/26	80,000,000	79,776,284

(U.S. Treasury 3 Month Bill Money Market Yield + 0.10%), 3.86%, 01/31/27Δ	125,000,000	124,980,848

TOTAL U.S. TREASURY NOTES		$678,904,437

TOTAL U.S. TREASURY OBLIGATIONS (COST $4,375,213,178)		$4,375,213,178

	Number of Shares

MONEY MARKET FUND – 2.3%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.95%^	232,419,238	232,419,238

TOTAL MONEY MARKET FUND (COST $232,419,238)		$232,419,238

	Par Value

REPURCHASE AGREEMENTS – 41.3%

CIBC World Markets Corp., 4.14%, dated 10/31/25, due 11/03/25, repurchase price $300,103,500, collateralized by U.S. Treasury Securities, 0.13% to 4.88%, maturing 11/30/25 to 11/15/54; total market value $300,000,033.	$300,000,000	300,000,000

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

2	PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (concluded)

Description	Par Value	Value

Deutsche Bank Securities, Inc., 4.14%, dated 10/31/25, due 11/03/25, repurchase price $170,058,650, collateralized by U.S. Treasury Securities, 2.75% to 3.75%, maturing 11/15/42 to 11/15/43; total market value $173,400,024.	$170,000,000	$170,000,000

FICC Bank of New York, 4.14%, dated 10/31/25, due 11/03/25, repurchase price $1,300,448,500, collateralized by U.S. Treasury Securities, 0.13% to 4.50%, maturing 04/15/27 to 02/15/44; total market value $1,326,000,014.	1,300,000,000	1,300,000,000

FICC Mizuho Securities USA, 4.16%, dated 10/31/25, due 11/03/25, repurchase price $1,130,391,733, collateralized by U.S. Treasury Securities, 1.38% to 6.75%, maturing 08/15/26 to 08/15/54; total market value $1,152,600,046.	1,130,000,000	1,130,000,000

Description	Par Value	Value

Sumitomo Mitsui Banking Corp., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $1,100,380,417, collateralized by U.S. Treasury Securities, 0.00% to 5.00%, maturing 11/12/25 to 11/15/54; total market value $1,122,000,043.	$1,100,000,000	$1,100,000,000

TD Securities, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $225,077,813, collateralized by U.S. Treasury Securities, 0.38% to 4.63%, maturing 01/31/26 to 02/15/35; total market value $229,500,061.	225,000,000	225,000,000

TOTAL REPURCHASE AGREEMENTS (COST $4,225,000,000)		$4,225,000,000

TOTAL INVESTMENTS – 101.7% (COST $10,413,908,892)		$10,413,908,892
OTHER ASSETS LESS LIABILITIES – (1.7)%		(174,113,021)

TOTAL NET ASSETS – 100.0%		$10,239,795,871

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Agency Obligations	$—	$1,581,276,476	$—	$1,581,276,476

U.S. Treasury Obligations	—	4,375,213,178	—	4,375,213,178

Money Market Fund	232,419,238	—	—	232,419,238

Repurchase Agreements	—	4,225,000,000	—	4,225,000,000

Total	$232,419,238	$10,181,489,654	$—	$10,413,908,892

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

‡	The rate shown reflects the effective yield at purchase date.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

SOFR	Secured Overnight Financing Rate

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

3

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

Description	Par Value	Value

U.S. TREASURY OBLIGATIONS – 63.8%

U.S. TREASURY BILLS – 49.6%

4.24%, 11/04/25‡	$50,000,000	$49,982,573

4.29%, 11/12/25‡	50,000,000	49,935,375

4.23%, 11/20/25‡	100,000,000	99,781,038

4.29%, 11/25/25‡	50,000,000	49,859,167

4.25%, 11/28/25‡	50,000,000	49,844,000

4.16%, 12/09/25‡	50,000,000	49,783,347

4.24%, 12/11/25‡	40,000,000	39,815,667

4.11%, 12/16/25‡	50,000,000	49,746,875

4.07%, 12/30/25‡	50,000,000	49,670,583

4.02%, 01/06/26‡	75,000,000	74,454,813

3.90%, 01/13/26‡	75,000,000	74,414,479

4.21%, 01/29/26‡	75,000,000	74,235,898

4.05%, 02/12/26‡	50,000,000	49,432,069

4.03%, 02/19/26‡	50,000,000	49,397,292

3.99%, 02/26/26‡	50,000,000	49,364,137

3.96%, 03/05/26‡	50,000,000	49,331,778

3.80%, 03/12/26‡	75,000,000	73,982,021

3.88%, 03/19/26‡	50,000,000	49,287,958

3.78%, 03/26/26‡	75,000,000	73,879,120

3.73%, 04/23/26‡	50,000,000	49,120,583

3.82%, 05/07/26‡	50,000,000	49,069,778

TOTAL U.S. TREASURY BILLS		$1,204,388,551

U.S. TREASURY NOTES – 14.2%

0.38%, 11/30/25	50,000,000	49,845,182

(U.S. Treasury 3 Month Bill Money Market Yield + 0.25%), 4.01%, 01/31/26Δ	20,000,000	20,002,050

1.63%, 02/15/26	20,000,000	19,856,011

(U.S. Treasury 3 Month Bill Money Market Yield + 0.15%), 3.92%, 04/30/26Δ	85,000,000	85,018,242

3.63%, 05/15/26	20,000,000	19,944,071

(U.S. Treasury 3 Month Bill Money Market Yield + 0.21%), 3.97%, 10/31/26Δ	50,000,000	50,057,804

(U.S. Treasury 3 Month Bill Money Market Yield + 0.10%), 3.86%, 01/31/27Δ	100,000,000	99,993,816

TOTAL U.S. TREASURY NOTES		$344,717,176

TOTAL U.S. TREASURY OBLIGATIONS (COST $1,549,105,727)		$1,549,105,727

Description	Number of Shares	Value

MONEY MARKET FUND – 1.2%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 3.95%^	29,160,302	$29,160,302

TOTAL MONEY MARKET FUND (COST $29,160,302)		$29,160,302

	Par Value

REPURCHASE AGREEMENTS – 37.3%

Deutsche Bank Securities, Inc., 4.14%, dated 10/31/25, due 11/03/25, repurchase price $210,072,450, collateralized by U.S. Treasury Securities, 3.63% to 4.50%, maturing 02/15/44 to 11/15/54; total market value $214,200,044.	$210,000,000	210,000,000

FICC Bank of New York, 4.14%, dated 10/31/25, due 11/03/25, repurchase price $90,031,050, collateralized by U.S. Treasury Security, 2.50%, maturing 03/31/27; total market value $91,800,072.	90,000,000	90,000,000

FICC Mizuho Securities USA, 4.16%, dated 10/31/25, due 11/03/25, repurchase price $380,131,733, collateralized by U.S. Treasury Securities, 1.75% to 3.88%, maturing 12/31/26 to 09/30/31; total market value $387,600,042.	380,000,000	380,000,000

TD Securities, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $225,077,813, collateralized by U.S. Treasury Securities, 4.00% to 4.63%, maturing 03/15/27 to 02/15/35; total market value $229,500,050.	225,000,000	225,000,000

TOTAL REPURCHASE AGREEMENTS (COST $905,000,000)		$905,000,000

TOTAL INVESTMENTS – 102.3% (COST $2,483,266,029)		$2,483,266,029
OTHER ASSETS LESS LIABILITIES – (2.3)%		(56,980,298)

TOTAL NET ASSETS – 100.0%		$2,426,285,731

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

4	PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Treasury Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Treasury Obligations	$—	$1,549,105,727	$—	$1,549,105,727
Money Market Fund	29,160,302	—	—	29,160,302
Repurchase Agreements	—	905,000,000	—	905,000,000

Total	$29,160,302	$2,454,105,727	$—	$2,483,266,029

‡	The rate shown reflects the effective yield at purchase date.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

^	7-Day net yield.

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF ASSETS AND LIABILITIES	5

October 31, 2025 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
ASSETS:

Investments, at identified cost	$10,413,908,892	$2,483,266,029

Investments in securities, at value (including repurchase agreements of $4,225,000,000 and $905,000,000, respectively)	$10,413,908,892	$2,483,266,029
Income receivable	9,343,419	710,568
Receivable for shares sold	571,605	10,998
Prepaid assets	68,849	38,569

TOTAL ASSETS	10,423,892,765	2,484,026,164

LIABILITIES:
Payable for investments purchased	147,209,334	49,069,778
Income distribution payable	33,121,133	7,876,984
Payable for shares redeemed	603,595	—
Payable for Trustees’ fees	4,784	4,784
Payable for administration fees	239,607	57,935
Payable for distribution services fees	7,810	244
Payable for shareholder services fees	1,046,138	247,305
Payable for investment advisory fees	887,408	189,662
Other accrued expenses	977,085	293,741

TOTAL LIABILITIES	184,096,894	57,740,433

NET ASSETS	$10,239,795,871	$2,426,285,731

NET ASSETS CONSIST OF:

Paid-in capital	$10,239,942,936	$2,426,293,271
Distributable earnings (loss)	(147,065)	(7,540)

TOTAL NET ASSETS	$10,239,795,871	$2,426,285,731

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Administrative Class
Net Assets	$13,331,356	$865,979

Shares outstanding (unlimited shares authorized)	13,339,559	866,135

Net Asset Value and Offering Price per share	$1.000	$1.000

Institutional Class
Net Assets	$3,908,636,738	$938,646,309

Shares outstanding (unlimited shares authorized)	3,908,874,205	938,658,482

Net Asset Value and Offering Price per share	$1.000	$1.000

Select Class

Net Assets	$5,501,324,526	$1,366,950,768

Shares outstanding (unlimited shares authorized)	5,501,977,814	1,367,000,545

Net Asset Value and Offering Price per share	$1.000	$1.000

Service Class
Net Assets	$16,347,414	$320,233

Shares outstanding (unlimited shares authorized)	16,347,178	320,205

Net Asset Value and Offering Price per share	$1.000	$1.000

Preferred Institutional Class
Net Assets	$800,155,837	$119,502,442

Shares outstanding (unlimited shares authorized)	800,136,576	119,502,785

Net Asset Value and Offering Price per share	$1.000	$1.000

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

6	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2025 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
INVESTMENT INCOME:

Dividends	$1,061,589	$559,511
Interest	211,402,107	50,218,735

TOTAL INVESTMENT INCOME	212,463,696	50,778,246

EXPENSES:

Investment advisory fees	7,402,836	1,777,369
Administration fees	1,397,104	336,051
Portfolio accounting and administration fees	869,254	213,496
Custodian fees	74,423	29,863
Transfer and dividend disbursing agent fees and expenses	78,741	14,866
Trustees’ fees	40,069	40,069
Professional fees	117,846	77,834
Distribution services fee—Administrative Class	64,154	14,258
Distribution services fee—Service Class	46,624	385
Shareholder services fee—Administrative Class	64,154	14,258
Shareholder services fee—Institutional Class	1,710,816	427,665
Shareholder services fee—Select Class	7,112,681	1,794,721
Shareholder services fee—Service Class	46,624	385
Share registration costs	32,270	32,241
Printing and postage	22,849	9,020
Miscellaneous	181,811	65,646

TOTAL EXPENSES	19,262,256	4,848,127

WAIVERS AND REIMBURSEMENTS:

Waiver/reimbursement by investment advisor	(2,320,845)	(700,595)
Waiver of shareholder services fee—Administrative Class	(15,397)	(3,497)
Waiver of shareholder services fee—Institutional Class	(175,765)	(42,845)
Waiver of shareholder services fee—Select Class	(2,576,314)	(648,204)
Waiver of shareholder services fee—Service Class	(3,528)	(282)

TOTAL WAIVERS AND REIMBURSEMENTS	(5,091,849)	(1,395,423)

Net expenses	14,170,407	3,452,704

Net investment income	198,293,289	47,325,542

REALIZED GAIN (LOSS):

Net realized gain (loss) on investments	(8,465)	628

Net realized gain (loss)	(8,465)	628

Change in net assets resulting from operations	$198,284,824	$47,326,170

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS	7

	Wilmington U.S. Government Money Market Fund		Wilmington U.S. Treasury Money Market Fund
	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:

Net investment income	$198,293,289	$450,254,589	$47,325,542	$92,975,719
Net realized gain (loss)	(8,465)	24,162	628	—

Change in net assets resulting from operations	198,284,824	450,278,751	47,326,170	92,975,719

DISTRIBUTIONS TO SHAREHOLDERS:

Administrative Class	(961,023)	(35,669,429)	(213,520)	(11,295,192)
Institutional Class	(69,336,365)	(120,011,036)	(17,236,733)	(25,658,668)
Select Class	(113,444,941)	(257,012,681)	(28,500,860)	(55,064,369)
Service Class	(689,197)	(22,770,760)	(5,862)	(11,553)
Preferred Institutional Class	(13,861,629)	(14,791,109)	(1,368,550)	(945,930)

Total distributions to shareholders	(198,293,155)	(450,255,015)	(47,325,525)	(92,975,712)

SHARE TRANSACTIONS:

Proceeds from sale of shares

Administrative Class	63,100,617	5,286,144,940	1,774,625	1,202,070,886
Institutional Class	5,232,549,831	5,210,533,252	1,034,740,730	1,406,310,698
Select Class	5,400,668,213	11,862,479,366	1,080,885,045	2,496,803,199
Service Class	26,683,065	1,625,352,630	30,000	43,088
Preferred Institutional Class	1,102,336,302	1,720,244,555	477,947,199	399,636,792

Distributions reinvested

Administrative Class	2,082	4,603	8,975	17,774
Institutional Class	246,459	535,904	—	—
Select Class	754,327	2,483,684	630,636	1,528,634
Service Class	190,125	431,763	5,862	11,553
Preferred Institutional Class	2,250	4,915	2,239	4,906

Cost of shares redeemed

Administrative Class	(699,422,616)	(5,456,365,572)	(116,931,294)	(1,329,238,178)
Institutional Class	(4,134,433,866)	(5,091,970,461)	(810,208,566)	(1,212,937,515)
Select Class	(5,811,394,956)	(11,469,369,390)	(1,134,632,208)	(2,164,701,218)
Service Class	(235,944,836)	(1,836,872,236)	(8,979)	(8,307)
Preferred Institutional Class	(779,567,444)	(1,518,330,748)	(425,959,662)	(349,583,399)

Change in net assets resulting from share transactions	165,769,553	335,307,205	108,284,602	449,958,913

Change in net assets	165,761,222	335,330,941	108,285,247	449,958,920
NET ASSETS:

Beginning of period	10,074,034,649	9,738,703,708	2,318,000,484	1,868,041,564

End of period	$10,239,795,871	$10,074,034,649	$2,426,285,731	$2,318,000,484

SHARES OF BENEFICIAL INTEREST:

Shares sold

Administrative Class	63,100,617	5,286,144,940	1,774,624	1,202,070,886
Institutional Class	5,232,549,831	5,210,533,252	1,034,740,730	1,406,310,698
Select Class	5,400,668,213	11,862,479,366	1,080,885,045	2,496,803,199
Service Class	26,683,065	1,625,352,630	30,000	43,088
Preferred Institutional Class	1,102,336,302	1,720,244,555	477,947,199	399,636,792

Distributions reinvested

Administrative Class	2,082	4,603	8,975	17,774
Institutional Class	246,459	535,904	—	—
Select Class	754,327	2,483,684	630,636	1,528,634
Service Class	190,125	431,763	5,862	11,553
Preferred Institutional Class	2,250	4,915	2,239	4,906

Shares redeemed

Administrative Class	(699,422,616)	(5,456,365,572)	(116,931,294)	(1,329,238,178)
Institutional Class	(4,134,433,866)	(5,091,970,461)	(810,208,566)	(1,212,937,515)
Select Class	(5,811,394,956)	(11,469,369,390)	(1,134,632,208)	(2,164,701,218)
Service Class	(235,944,836)	(1,836,872,236)	(8,979)	(8,307)
Preferred Institutional Class	(779,567,444)	(1,518,330,748)	(425,959,662)	(349,583,399)

Net change resulting from share transactions	165,769,553	335,307,205	108,284,601	449,958,913

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

8	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

ADMINISTRATIVE CLASS	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.019		0.043	0.047		0.026		0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	(0.000	)(a)	0.000 (a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.019		0.043	0.047		0.026		0.000		0.000

Less Distributions From:
Net Investment Income	(0.019)		(0.043)	(0.047)		(0.026)		(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000

Total Return	1.88	%(b)	4.37%	4.85%		2.59%		0.02%		0.01%
Net Assets, End of Period (000’s)	$13,331		$649,315	$819,609		$773,332		$1,163,736		$1,728,081
Ratios to Average Net Assets
Gross Expense(c)	0.71	%(d)	0.71%	0.81%		0.81%		0.81%		0.81%
Net Expense(c),(e)	0.60	%(d)	0.60%	0.60%		0.54%		0.08%		0.15%
Net Investment Income	3.75	%(d)	4.28%	4.77%		2.42%		0.02%		0.01%

INSTITUTIONAL CLASS	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.020		0.046	0.051		0.029		0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	(0.000	)(a)	0.000 (a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.020		0.046	0.051		0.029		0.000		0.000

Less Distributions From:
Net Investment Income	(0.020)		(0.046)	(0.051)		(0.029)		(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000

Total Return	2.06	%(b)	4.74%	5.22%		2.90%		0.02%		0.02%
Net Assets, End of Period (000’s)	$3,908,637		$2,810,414	$2,691,292		$2,469,665		$1,756,769		$1,735,456
Ratios to Average Net Assets
Gross Expense(c)	0.31	%(d)	0.31%	0.34%		0.31%		0.31%		0.31%
Net Expense(c),(e)	0.25	%(d)	0.25%	0.25%		0.25%		0.08%		0.14%
Net Investment Income	4.05	%(d)	4.64%	5.10%		2.96%		0.02%		0.01%

SELECT CLASS	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.020		0.046	0.050		0.028		0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	(0.000	)(a)	0.000 (a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.020		0.046	0.050		0.028		0.000		0.000

Less Distributions From:
Net Investment Income	(0.020)		(0.046)	(0.050)		(0.028)		(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000

Total Return	2.03	%(b)	4.66%	5.11%		2.81%		0.02%		0.02%
Net Assets, End of Period (000’s)	$5,501,325		$5,911,476	$5,515,811		$6,062,727		$3,997,179		$4,168,651
Ratios to Average Net Assets
Gross Expense(c)	0.46	%(d)	0.46%	0.56%		0.56%		0.56%		0.56%
Net Expense(c),(e)	0.32	%(d)	0.32%	0.35%		0.34%		0.08%		0.15%
Net Investment Income	3.99	%(d)	4.56%	5.00%		2.91%		0.02%		0.01%

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (continued)	9

SERVICE CLASS	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.019		0.042	0.046		0.024		0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	(0.000	)(a)	0.000 (a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.019		0.042	0.046		0.024		0.000		0.000

Less Distributions From:
Net Investment Income	(0.019)		(0.042)	(0.046)		(0.024)		(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000

Total Return	1.87	%(b)	4.31%	4.73%		2.43%		0.01%		0.01%
Net Assets, End of Period (000’s)	$16,347		$225,430	$436,534		$645,974		$500,998		$1,190,711
Ratios to Average Net Assets
Gross Expense(c)	0.71	%(d)	0.71%	0.81%		0.81%		0.81%		0.81%
Net Expense(c),(e)	0.64	%(d)	0.66%	0.72%		0.72%		0.08%		0.15%
Net Investment Income	3.70	%(d)	4.21%	4.62%		2.49%		0.01%		0.01%

PREFERRED INSTITUTIONAL CLASS	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	For the Period December 29, 2023* through April 30, 2024
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.021		0.047	0.018
Net Realized Gain (Loss)	(0.000	)(a)	0.000 (a)	(0.000	)(a)

Total Income (Loss) From Operations	0.021		0.047	0.018

Less Distributions From:
Net Investment Income	(0.021)		(0.047)	(0.018)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000

Total Return	2.11	%(b)	4.83%	1.79	%(b)
Net Assets, End of Period (000’s)	$800,156		$477,400	$275,458
Ratios to Average Net Assets
Gross Expense(c)	0.21	%(d)	0.21%	0.31	%(d)
Net Expense(c),(e)	0.16	%(d)	0.16%	0.16	%(d)
Net Investment Income	4.14	%(d)	4.57%	5.29	%(d)

(a)	Represents less than $0.001.

(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

10	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

ADMINISTRATIVE CLASS	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.019		0.043	0.047	0.026	0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.019		0.043	0.047	0.026	0.000		0.000

Less Distributions From:
Net Investment Income	(0.019)		(0.043)	(0.047)	(0.026)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return	1.88	%(b)	4.36%	4.85%	2.59%	0.02%		0.01%
Net Assets, End of Period (000’s)	$866		$116,005	$243,127	$238,372	$336,133		$361,438
Ratios to Average Net Assets
Gross Expense(c)	0.72	%(d)	0.72%	0.82%	0.83%	0.82%		0.82%
Net Expense(c),(e)	0.60	%(d)	0.60%	0.60%	0.54%	0.07%		0.14%
Net Investment Income	3.74	%(d)	4.25%	4.74%	2.40%	0.02%		0.01%

INSTITUTIONAL CLASS	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.020		0.046	0.051	0.029	0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.020		0.046	0.051	0.029	0.000		0.000

Less Distributions From:
Net Investment Income	(0.020)		(0.046)	(0.051)	(0.029)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return	2.05	%(b)	4.73%	5.22%	2.90%	0.02%		0.02%
Net Assets, End of Period (000’s)	$938,646		$714,117	$520,749	$511,825	$342,827		$201,157
Ratios to Average Net Assets
Gross Expense(c)	0.32	%(d)	0.32%	0.36%	0.33%	0.32%		0.32%
Net Expense(c),(e)	0.25	%(d)	0.25%	0.25%	0.25%	0.09%		0.12%
Net Investment Income	4.03	%(d)	4.60%	5.10%	3.04%	0.02%		0.01%

SELECT CLASS	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.020		0.046	0.050	0.028	0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.020		0.046	0.050	0.028	0.000		0.000

Less Distributions From:
Net Investment Income	(0.020)		(0.046)	(0.050)	(0.028)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return	2.02	%(b)	4.65%	5.11%	2.81%	0.02%		0.02%
Net Assets, End of Period (000’s)	$1,366,951		$1,420,073	$1,086,464	$1,122,678	$615,858		$816,980
Ratios to Average Net Assets
Gross Expense(c)	0.47	%(d)	0.47%	0.57%	0.58%	0.57%		0.57%
Net Expense(c),(e)	0.32	%(d)	0.32%	0.35%	0.34%	0.08%		0.15%
Net Investment Income	3.97	%(d)	4.53%	4.99%	2.95%	0.02%		0.02%

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (concluded)	11

SERVICE CLASS	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.019		0.044	0.046	0.024	0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.019		0.044	0.046	0.024	0.000		0.000

Less Distributions From:
Net Investment Income	(0.019)		(0.044)	(0.046)	(0.024)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return	1.94	%(b)	4.50%	4.73%	2.43%	0.01%		0.01%
Net Assets, End of Period (000’s)	$320		$293	$247	$166	$290		$111
Ratios to Average Net Assets
Gross Expense(c)	0.72	%(d)	0.72%	0.82%	0.83%	0.82%		0.83%
Net Expense(c),(e)	0.48	%(d)	0.45%	0.72%	0.71%	0.09%		0.17%
Net Investment Income	3.81	%(d)	4.40%	4.63%	2.16%	0.01%		0.01%

PREFERRED INSTITUTIONAL CLASS	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	For the Period December 29, 2023* through April 30, 2024
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.021		0.047	0.018
Net Realized Gain (Loss)	0.000	(a)	0.000	0.000	(a)

Total Income (Loss) From Operations	0.021		0.047	0.018

Less Distributions From:
Net Investment Income	(0.021)		(0.047)	(0.018)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000

Total Return	2.10	%(b)	4.82%	1.79	%(b)
Net Assets, End of Period (000’s)	$119,503		$67,512	$17,455
Ratios to Average Net Assets
Gross Expense(c)	0.22	%(d)	0.21%	0.33	%(d)
Net Expense(c),(e)	0.16	%(d)	0.16%	0.16	%(d)
Net Investment Income	4.09	%(d)	4.47%	5.22	%(d)

(a)	Represents less than $0.001.

(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

12	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2025 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

(d) Diversified

The Funds offer Service Class, Select Class, Administrative Class, Institutional Class and Preferred Institutional Class shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – It is each Fund’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares of the class outstanding at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the ‘‘Fed’’) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities, when it represents the best estimate of fair value in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Funds’ policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	13

the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2025, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

U.S. Government Money Market Fund
CIBC World Markets Corp.	$300,000,000	$300,000,000	$—	$—
Deutsche Bank Securities, Inc.	170,000,000	170,000,000	—	—
FICC Bank of New York	1,300,000,000	1,300,000,000	—	—
FICC Mizuho Securities USA	1,130,000,000	1,130,000,000	—	—
Sumitomo Mitsui Banking Corp.	1,100,000,000	1,100,000,000	—	—
TD Securities, Inc.	225,000,000	225,000,000	—	—

	$4,225,000,000	$4,225,000,000	$—	$—

U.S. Treasury Money Market Fund
Deutsche Bank Securities, Inc.	$210,000,000	$210,000,000	$—	$—
FICC Bank of New York	90,000,000	90,000,000	—	—
FICC Mizuho Securities USA	380,000,000	380,000,000	—	—
TD Securities, Inc.	225,000,000	225,000,000	—	—

	$905,000,000	$905,000,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Segment Reporting – Each Fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its investment objective as outlined in the Funds’ prospectus. The Investment Committee - General Matters, comprising senior management of the Advisor and the President of the Funds, acts as the chief operating decision maker (CODM) and regularly reviews the Funds’ total returns, expense ratios, and changes in net assets as presented within the Funds’ financial statements to assess performance and to make decisions about resources to be allocated to the Funds.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2025.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

Cost of investments for federal income tax purposes is the same as for financial statement purposes.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

14	NOTES TO FINANCIAL STATEMENTS (continued)

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
U.S. Government Money Market Fund	0.15%
U.S. Treasury Money Market Fund	0.15%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2026, so that total annual fund operating expenses paid by the Funds (not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

			Current Contractual Expense Limitations
Fund	Administrative Class	Institutional Class	Select Class	Service Class	Preferred Institutional Class
U.S. Government Money Market Fund	0.60%	0.25%	0.32%	0.66%	0.16%
U.S. Treasury Money Market Fund	0.60%	0.25%	0.32%	0.66%	0.16%

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2025, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Administrative Class and Service Class shares for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2025, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees, net of waivers, paid by the Funds as follows:

Fund	Distribution Fees

U.S. Government Money Market Fund	$100,097
U.S. Treasury Money Market Fund	13,965

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (concluded)	15

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class shares and up to 0.10% of the average daily net assets of each Fund’s Institutional Class to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive shareholder servicing fees for each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2025, M&T received shareholder service fees, net of waivers, paid by the Funds as follows:

Fund	Shareholder Services Fees

U.S. Government Money Market Fund	$6,154,001

U.S. Treasury Money Market Fund	1,520,010

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

6.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

7.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 26, 2025. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the Statement of Operations. The LOC expires on March 25, 2026.

The Funds did not utilize the LOC during the six months ended October 31, 2025.

8.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material subsequent events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

16

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

At a meeting held on September 25-26, 2025 (the “September Meeting”), the Board of Trustees (the “Board”) of the Wilmington Funds (the “Trust,” and each series, a “Fund”) agreed to approve the renewal of the Trust’s investment advisory agreement and sub-advisory agreement (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), of the Trust, to consider information relating to each Fund of the Trust, as generally described below.

At a meeting held on August 18, 2025 (the “August Meeting”), the Board met with personnel of Wilmington Funds Management Corporation (“WFMC”), Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and independent counsel to the Independent Trustees (“Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA. At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel that was sent on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser provided the Board with an initial basis for the approval of the Advisory Agreements and discussed with the Board the information about the Adviser, including information provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

●

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

●	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;

●	Information about fees paid by other clients of the Adviser that have substantially similar investment objectives to the corresponding Fund; and

●	The financial stability of the Adviser and its parent company.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment performance, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements. The Board generally concluded that, for each Fund, the consideration of each factor above supported the renewal of each Advisory Agreement.

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Semi-Annual Financial Statements and Other Information	17

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

●	The nature and extent of the investment advisory services to be provided to each Fund by the Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

●	The prospects for satisfactory investment performance were reasonable; and

●	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington U.S. Government Money Market Fund

The Board considered that the Fund’s net management fee rate was above the Fund’s expense group median and net total expense ratio was below the Fund’s expense group median. The Board considered the fee waivers in place for the Fund. The Board also considered that the Fund slightly outperformed the Lipper Institutional U.S. Government Money Market Funds peer group average for each of the one-, three-and five-year periods ended June 30, 2025. The Board also considered that the Fund slightly outperformed the iMoneyNet, Inc. Government and Agency Institutional Average for each of the one-, three- and five-year periods ended June 30, 2025.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington U.S. Treasury Money Market Fund

The Board considered that the Fund’s net management fee rate was equal to the Fund’s expense group median and net total expense ratio was above the Fund’s expense group median. The Board considered the fee waivers in place for the Fund. The Board also considered that the Fund slightly outperformed the Lipper Institutional U.S. Treasury Money Market Funds peer group average for each of the one-, three- and five-year periods ended June 30, 2025. The Board also considered that the Fund slightly outperformed the iMoneyNet, Inc. Treasury and Repo Institutional Average for each of the one-, three- and five-year periods ended June 30, 2025.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

18

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 11, 2025

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

19

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website. You can manage your cookie preferences here and find additional information in the Wilmington Trust Cookie Notice.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

●	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 11, 2025. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

   Investment Advisor

 Wilmington Funds Management Corp.

 1100 North Market Street

 9th Floor

 Wilmington, DE 19890

   Sub-Advisor

 Wilmington Trust Investment Advisors, Inc.

 1100 North Market Street

 9th Floor

 Wilmington, DE 19890

   Co-Administrator

 Wilmington Funds Management Corp.

 1100 North Market Street

 9th Floor

 Wilmington, DE 19890

   Custodian

 The Bank of New York

 240 Greenwich Street

 New York, NY 10286

  Distributor

 ALPS Distributors, Inc.

 1290 Broadway, Suite 1100

 Denver, CO 80203

  Fund Accountant, Co-Administrator, Transfer Agent

  and Dividend Disbursing Agent

 BNY Investment Servicing (U.S.) Inc.

 301 Bellevue Parkway

 Wilmington, DE 19809

  Independent Registered Public Accounting Firm

 PricewaterhouseCoopers LLP

 Two Commerce Square

 2001 Market Street, Suite 1800

 Philadelphia, PA 19103

WT-SAR-MM-1025
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

October 31, 2025 (unaudited) PRESIDENT’S MESSAGE AND SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION WILMINGTON FUNDS Fixed Income Funds Wilmington Broad Market Bond Fund Wilmington Municipal Bond Fund Wilmington New York Municipal Bond Fund

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Financial Statements of the Broad Market Bond Fund, Municipal Bond Fund and New York Municipal Bond Fund (the “Funds”), covering the Funds’ semi-annual fiscal period of May 1, 2025, through October 31, 2025.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively) have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The semiannual fiscal period unfolded against a backdrop of sweeping policy changes and heightened economic uncertainty in the wake of the landmark “Liberation Day” tariff announcement. This period was further defined by pivotal political developments, including the passage of President Trump’s “One Big Beautiful Bill” in July. This legislation extended most of the 2017 tax cuts that were set to expire in December and introduced transformative new tax and spending measures. An ongoing government shutdown late in the period obfuscated the economic picture by halting the flow of economic data and leaving policymakers and investors to navigate critical decisions without timely information.

Tariffs continued to dominate headlines early in the period as trade war tensions escalated. President Trump issued a series of rapid-fire announcements, raising tariff rates on several of the United States’ largest trading partners. As the period progressed, the tariff threat appeared to soften as major trade agreements were reached, though sporadic sector-specific adjustments persisted. Looking ahead, a major legal test looms as the Supreme Court prepares to rule—likely in 2026—on the legality of President Trump’s use of the International Emergency Economic Powers Act (IEEPA) to impose sweeping global tariffs.

On the economic front, prior to the shutdown, the labor market showed signs of softening, with job growth slowing and major revisions pulling employment figures toward contractionary territory. The unemployment rate ticked up to 4.3%, though layoffs remained subdued. Wage growth decelerated, and the bulk of job gains were concentrated in healthcare, while cyclical sectors shed jobs.

Gross Domestic Product (“GDP”) growth for Q2 (reported in August) rebounded into positive territory, but underlying drivers, including private spending by consumers and firms, slowed to the weakest pace in the post-pandemic period. Despite recessionary concerns, retail sales showed improvement and upside surprise throughout the summer, though much of the nominal growth reflected higher prices due to tariffs. Inflation pressures nudged up slightly, with both headline and core Consumer Price Index (“CPI”) running at 3% year-over-year and tariff-driven price increases in core goods largely offset by easing shelter costs.

As for monetary policy, the Federal Reserve (the “Fed”) restarted its rate-cutting cycle, reducing the federal funds rate by a cumulative 50 basis points1, bringing the target range to 3.75%–4.00%. The Fed also ended quantitative tightening. Chair Powell’s cautious tone and signs of division amongst committee members highlighted growing uncertainty about the path forward.

Bond markets

Fixed income markets were largely positive during the period, propelled by two successive and well-telegraphed rate cuts from the Federal Reserve, leading to modestly lower yields across the curve. The 10-year Treasury yield fell 8 basis points to 4.08%, while the 2-year yield dropped 3 basis points to 3.57%, approaching its lowest level since mid-2022. Against this backdrop of easing monetary policy, the Bloomberg U.S. Aggregate Bond Index advanced 3.5%, reflecting broad-based gains across investment-grade sectors. Market volatility remained notably subdued, as measured by the MOVE Index2, and credit spreads persisted at historically tight levels, underscoring stability in the fixed income landscape.

For the six-month period May 1, 2025 to October 31, 2025, certain Bloomberg indices performed as follows:3

Bloomberg U.S. Treasury Bond Index[4]	Bloomberg U.S. Aggregate Bond Index[5]	Bloomberg U.S. Credit Bond Index[6]	Bloomberg Municipal Bond Index[7]	Bloomberg U.S. Corporate High Yield Bond Index[8]

2.36%	3.50%	4.83%	4.99%	6.34%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

October 31, 2025 / PRESIDENT’S MESSAGE

ii

Equity markets

U.S. equity markets were among the strongest of any 6-month period on record, with large-cap and small-cap stocks both returning more than +20% and delivering gains in every monthly period. The S&P 500 advanced +23.60%, driven by tech and AI-related enthusiasm. Technology (+46.4%), Communication Services (+34.2%), and Consumer Discretionary (+25.5%) led the market, while AI-levered sectors such as Utilities (+14.4%) also posted strong gains. Consumer Staples (-4.7%) was the only sector to decline, pressured by tariff-related headwinds and weakness among lower-end consumers.

International equities were similarly robust. Emerging markets surged (+27.41%) on signs of easing U.S.-China tensions, while developed markets, measured by the MSCI EAFE (Net) Index, gained a solid +13.29%, marking a strong period for global equities.

For the six-month period May 1, 2025 to October 31, 2025, certain stock market indices performed as follows:

S&P 500® Index[9]	Russell 2000® Index[10]	MSCI EAFE (Net) Index[11]	MSCI Emerging Markets (Net) Index[12]

23.60%	27.09%	13.29%	27.41%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Randy Vogel

President

November 18, 2025

PRESIDENT’S MESSAGE / October 31, 2025

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.

MOVE Index is a market-implied measure of bond market volatility that calculates the implied volatility of U.S. Treasury options using a weighted average of option prices on Treasury futures across multiple maturities (2, 5, 10, and 30 years).

3.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

4.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

8.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. The index is unmanaged and investments cannot be made directly in an index.

9.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

10.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $9.7 million to $11.4 billion. The index is unmanaged and investments cannot be made directly in an index.

11.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

12.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

October 31, 2025 / PRESIDENT’S MESSAGE

1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (RFUCCT1Y + 1.72%, Cap 9.04%, Floor 1.72%), 6.47%, 05/01/33Δ	$4,438	$4,517

TOTAL ADJUSTABLE RATE MORTGAGE (COST $4,432)		$4,517

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Series 2005-29, Class WC, 4.75%, 04/25/35	2,440	2,443

WHOLE LOAN – 0.0%**
Bank of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 5.74%, 02/25/34Δ	16,527	15,984

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 11/25/35Δ	8,250	8,551

TOTAL WHOLE LOAN		$24,535

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $27,107)		$26,978

CORPORATE BONDS – 35.0%

AEROSPACE & DEFENSE – 1.1%
Boeing Co. (The), Sr. Unsecured
3.20%, 03/01/29	150,000	145,176

5.81%, 05/01/50	3,000,000	2,968,862

General Dynamics Corp., Company Guaranteed,

4.95%, 08/15/35	1,000,000	1,020,304

L3Harris Technologies, Inc., Sr. Unsecured

2.90%, 12/15/29	835,000	792,307
5.35%, 06/01/34	2,900,000	3,014,615

TOTAL AEROSPACE & DEFENSE		$7,941,264

AUTOMOTIVE – 1.6%
Ford Motor Credit Co. LLC, Sr. Unsecured

2.90%, 02/16/28	250,000	239,228

5.73%, 09/05/30	3,000,000	3,040,047

5.87%, 10/31/35	2,000,000	1,975,619

General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	1,023,395

General Motors Financial Co., Inc., Sr. Unsecured

1.50%, 06/10/26	3,000,000	2,950,104

5.45%, 07/15/30#	2,000,000	2,073,638

TOTAL AUTOMOTIVE		$11,302,031

BEVERAGES – 0.3%

Keurig Dr. Pepper, Inc., Company Guaranteed 3.20%, 05/01/30	775,000	733,008

4.60%, 05/15/30	1,000,000	1,004,018

TOTAL BEVERAGES		$1,737,026

Description	Par Value	Value

BIOTECHNOLOGY – 0.2%

Amgen, Inc., Sr. Unsecured, 5.65%, 03/02/53	$1,280,000	$1,282,565

BUILDING PRODUCTS – 0.0%**

Johnson Controls International PLC, Sr. Unsecured, 4.63%, 07/02/44	100,000	89,482

CAPITAL MARKETS – 0.7%

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	752,994

Goldman Sachs Group, Inc. (The), Sr. Unsecured

(3 Month Term SOFR + 1.77%), 3.69%, 06/05/28Δ	2,080,000	2,062,500

(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	996,162

Morgan Stanley, Sr. Unsecured, (SOFR + 0.72%), 0.99%, 12/10/26Δ	175,000	174,401

Morgan Stanley, Sr. Unsecured, MTN, (SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	865,536

TOTAL CAPITAL MARKETS		$4,851,593

CHEMICALS – 0.1%

Nutrien Ltd., Sr. Unsecured, 4.50%, 03/12/27	775,000	779,008

COMMERCIAL SERVICES & SUPPLIES – 0.1%

Global Payments, Inc., Sr. Unsecured, 2.90%, 05/15/30	1,000,000	925,115

DIVERSIFIED FINANCIAL SERVICES – 9.2%

American Express Co., Sr. Unsecured, (SOFR + 0.81%), 4.35%, 07/20/29Δ	2,770,000	2,787,218

Bank of America Corp., Sr. Unsecured, MTN 3.25%, 10/21/27	1,095,000	1,080,254

(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	163,085

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,001,428

Bank of Montreal, Sr. Unsecured, (SOFR + 0.67%), 5.00%, 01/27/29#,Δ	2,550,000	2,598,825

Bank of Nova Scotia (The), Sr. Unsecured, GMTN,
5.40%, 06/04/27	4,675,000	4,776,707

Canadian Imperial Bank of Commerce, Sr. Unsecured,
5.24%, 06/28/27	2,120,000	2,161,694

Capital One Financial Corp., Subordinated, (SOFR + 2.04%),
6.18%, 01/30/36#,Δ	3,000,000	3,125,542

Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 03/02/27	2,894,000	2,862,748

Citigroup, Inc., Sr. Unsecured

(SOFR + 0.77%), 1.12%, 01/28/27Δ	2,750,000	2,730,844

(SOFR + 1.49%), 5.17%, 09/11/36Δ	3,000,000	3,050,769

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

2	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	$1,900,000	$1,897,027

Comerica, Inc., Sr. Unsecured, (SOFR + 2.16%), 5.98%, 01/30/30Δ	2,985,000	3,108,770

Fifth Third Bancorp, Sr. Unsecured 2.55%, 05/05/27	780,000	762,003

3.95%, 03/14/28	3,000,000	2,982,252

(SOFR + 1.84%), 5.63%, 01/29/32Δ	1,250,000	1,309,311

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,110,501

Huntington National Bank (The), Sr. Unsecured

(SOFR + 0.72%), 4.87%, 04/12/28Δ	3,000,000	3,028,363

5.65%, 01/10/30	2,300,000	2,400,615

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month Term SOFR + 1.26%), 5.47%, 05/15/47Δ	1,000,000	886,250

PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	1,059,450

PNC Financial Services Group, Inc. (The), Sr. Unsecured 3.45%, 04/23/29	100,000	97,991

(SOFR + 1.20%), 5.49%, 05/14/30Δ	2,000,000	2,079,708

(SOFR + 1.90%), 5.68%, 01/22/35Δ	2,000,000	2,116,676

Royal Bank of Canada, Sr. Unsecured,,

(SOFR + 0.89%), 4.50%, 08/06/29Δ	3,430,000	3,449,832

Toronto-Dominion Bank (The), Sr.
Unsecured, 4.86%, 01/31/28	1,510,000	1,537,234

Toronto-Dominion Bank (The), Sr.
Unsecured, MTN, 4.57%, 06/02/28	3,095,000	3,131,691

Truist Bank, Subordinated, BKNT 3.80%, 10/30/26	1,000,000	996,510

2.25%, 03/11/30	1,850,000	1,691,431

Truist Financial Corp., Sr. Unsecured, MTN,

(SOFR + 2.36%), 5.87%, 06/08/34Δ	1,500,000	1,590,015

U.S. Bancorp, Sr. Unsecured, (SOFR + 1.30%), 5.08%, 05/15/31Δ	1,745,000	1,794,990

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	851,233

TOTAL DIVERSIFIED FINANCIAL SERVICES		$64,220,967

ELECTRIC – 3.9%

Ameren Corp., Sr. Unsecured, 5.70%, 12/01/26	1,450,000	1,471,270

DTE Energy Co., Sr. Unsecured 4.95%, 07/01/27	2,000,000	2,026,241

5.20%, 04/01/30	4,000,000	4,131,402

Duke Energy Indiana LLC, 1st Mortgage, 5.90%, 05/15/55	5,000,000	5,289,915

Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	928,721

Exelon Corp., Sr. Unsecured 5.15%, 03/15/29	2,015,000	2,071,446

5.13%, 03/15/31	2,000,000	2,072,607

4.70%, 04/15/50	2,000,000	1,752,725

Description	Par Value	Value

FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 07/15/27	$5,000,000	$4,973,985

Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	37,831

Southwestern Public Service Co., 1st Mortgage, 6.00%, 06/01/54	1,175,000	1,231,364

Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	215,904

WEC Energy Group, Inc., Sr. Unsecured

1.38%, 10/15/27	750,000	712,763

1.80%, 10/15/30	394,000	348,503

TOTAL ELECTRIC		$27,264,677

FOOD & STAPLES RETAILING – 0.8%

Conagra Brands, Inc., Sr. Unsecured

1.38%, 11/01/27	200,000	189,012

5.40%, 11/01/48	665,000	608,304

General Mills, Inc., Sr. Unsecured, 2.88%, 04/15/30	5,000,000	4,707,522

TOTAL FOOD & STAPLES RETAILING		$5,504,838

GAS – 0.2%

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,142,053

HEALTHCARE-PRODUCTS – 0.4%

Solventum Corp., Company Guaranteed, 5.45%, 02/25/27	537,000	544,365

Zimmer Biomet Holdings, Inc., Sr. Unsecured, 4.70%, 02/19/27	2,000,000	2,015,000

TOTAL HEALTHCARE-PRODUCTS		$2,559,365

HEALTHCARE-SERVICES – 0.8%

Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	560,429

Cigna Group (The), Company Guaranteed, 4.80%, 07/15/46	1,000,000	895,698

Cigna Group (The), Sr. Unsecured, 2.38%, 03/15/31	250,000	226,019

CommonSpirit Health, Sr. Secured, 3.35%, 10/01/29	150,000	144,766

Elevance Health, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,636,825

NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55#	1,000,000	700,525

UnitedHealth Group, Inc., Sr. Unsecured

2.95%, 10/15/27	1,350,000	1,325,810

3.95%, 10/15/42	290,000	243,075

TOTAL HEALTHCARE-SERVICES		$5,733,147

INSURANCE – 2.0%

Aon North America, Inc., Company Guaranteed, 5.75%, 03/01/54	2,000,000	2,028,652

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	382,871

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

CNA Financial Corp., Sr. Unsecured, 5.20%, 08/15/35	$3,000,000	$3,008,879

Hartford Insurance Group, Inc. (The), Sr. Unsecured, 5.95%, 10/15/36	2,000,000	2,166,798

Lincoln Financial Global Funding, Secured, 5.30%, 01/13/30Ω	3,000,000	3,104,311

Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	218,381

W.R. Berkley Corp., Sr. Unsecured

4.75%, 08/01/44	1,715,000	1,609,606

4.00%, 05/12/50	1,425,000	1,132,903

TOTAL INSURANCE		$13,652,401

MEDIA – 0.7%

Charter Communications Operating LLC, Sr. Secured, 2.80%, 04/01/31	5,000,000	4,488,047

MISCELLANEOUS MANUFACTURING – 0.3%

Textron, Inc., Sr. Unsecured, 2.45%, 03/15/31	2,000,000	1,801,234

OIL & GAS – 1.0%

Diamondback Energy, Inc., Company Guaranteed, 5.40%, 04/18/34	1,245,000	1,269,034

Occidental Petroleum Corp., Sr. Unsecured, 5.00%, 08/01/27	2,500,000	2,538,080

Pioneer Natural Resources Co., Sr. Unsecured, 2.15%, 01/15/31	1,000,000	902,608

Valero Energy Corp., Sr. Unsecured

2.15%, 09/15/27	1,800,000	1,735,594

4.90%, 03/15/45	563,000	513,469

TOTAL OIL & GAS		$6,958,785

ONLINE RETAILER – 0.4%

Meta Platforms, Inc., Sr. Unsecured, 5.50%, 11/15/45	3,000,000	2,979,531

PHARMACEUTICALS – 1.1%

AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	415,431

Becton Dickinson & Co., Sr. Unsecured, 1.96%, 02/11/31	100,000	88,284

Bristol-Myers Squibb Co., Sr. Unsecured, 3.40%, 07/26/29	310,000	302,466

Cardinal Health, Inc., Sr. Unsecured, 5.15%, 09/15/35	3,000,000	3,037,936

CVS Health Corp., Sr. Unsecured

1.30%, 08/21/27	145,000	137,865

5.45%, 09/15/35	2,000,000	2,043,360

Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	611,355

Zoetis, Inc., Sr. Unsecured

3.00%, 09/12/27	125,000	122,732

3.95%, 09/12/47	1,005,000	814,151

TOTAL PHARMACEUTICALS		$7,573,580

PIPELINES – 2.8%

Enbridge, Inc., Company Guaranteed, 4.90%, 06/20/30#	1,000,000	1,023,058

Description	Par Value	Value

Energy Transfer LP, Sr. Unsecured

4.00%, 10/01/27	$3,000,000	$2,989,192

4.95%, 06/15/28	3,000,000	3,049,933

3.75%, 05/15/30	715,000	695,833

5.30%, 04/15/47	1,250,000	1,128,823

Enterprise Products Operating LLC, Company Guaranteed

4.20%, 01/31/50	1,120,000	919,974

4.95%, 10/15/54	500,000	455,780

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	955,127

Kinder Morgan, Inc., Company Guaranteed, 3.60%, 02/15/51	1,315,000	930,952

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	1,012,727

ONEOK, Inc., Company Guaranteed, 6.10%, 11/15/32	335,000	359,656

Targa Resources Corp., Company Guaranteed, 5.65%, 02/15/36	3,900,000	4,011,082

Targa Resources Partners LP, Company Guaranteed, 4.88%, 02/01/31	1,245,000	1,249,959

Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	1,062,296

TOTAL PIPELINES		$19,844,392

REAL ESTATE INVESTMENT TRUSTS – 3.1%

American Tower Corp., Sr. Unsecured 3.13%, 01/15/27	1,000,000	987,831

4.05%, 03/15/32	1,000,000	970,467

3.10%, 06/15/50	1,500,000	1,017,825

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,405,489

Boston Properties LP, Sr. Unsecured

3.25%, 01/30/31	2,000,000	1,865,147

5.75%, 01/15/35	3,000,000	3,074,911

Healthcare Realty Holdings LP, Company Guaranteed

3.63%, 01/15/28	1,100,000	1,081,386

3.10%, 02/15/30	4,000,000	3,790,546

Healthpeak OP LLC, Company Guaranteed, 2.88%, 01/15/31	2,350,000	2,170,268

Ventas Realty LP, Company Guaranteed

4.00%, 03/01/28	250,000	249,666

5.10%, 07/15/32	4,000,000	4,102,100

Welltower OP LLC, Company Guaranteed, 4.95%, 09/01/48	1,000,000	949,630

TOTAL REAL ESTATE INVESTMENT TRUSTS		$21,665,266

RETAIL – 0.1%

Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	196,588

Nordstrom, Inc., Sr. Secured, 5.00%, 01/15/44	1,000,000	758,750

TOTAL RETAIL		$955,338

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

4	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

SEMICONDUCTORS – 0.9%

Broadcom, Inc., Sr. Unsecured

4.35%, 02/15/30	$3,000,000	$3,016,689

5.20%, 07/15/35	3,000,000	3,093,343

TOTAL SEMICONDUCTORS		$6,110,032

SOFTWARE – 1.2%

Oracle Corp., Sr. Unsecured, 6.00%, 08/03/55	4,000,000	3,820,080

Roper Technologies, Inc., Sr. Unsecured

2.00%, 06/30/30	1,345,000	1,212,697

5.10%, 09/15/35	2,000,000	2,015,944

Workday, Inc., Sr. Unsecured, 3.50%, 04/01/27	1,385,000	1,374,693

TOTAL SOFTWARE		$8,423,414

TELECOMMUNICATIONS – 1.0%

AT&T, Inc., Sr. Unsecured

4.50%, 05/15/35	845,000	812,835

3.55%, 09/15/55	1,423,000	976,933

T-Mobile USA, Inc., Company Guaranteed

2.55%, 02/15/31	4,000,000	3,646,324

5.75%, 01/15/34	1,275,000	1,349,544

Verizon Communications, Inc., Sr. Unsecured

2.10%, 03/22/28	50,000	47,837

2.36%, 03/15/32	305,000	267,735

TOTAL TELECOMMUNICATIONS		$7,101,208

TRANSPORTATION – 0.6%

Ryder System, Inc., Sr. Unsecured,, 4.30%, 12/01/30	1,300,000	1,291,267

Ryder System, Inc., Sr. Unsecured, MTN, 2.85%, 03/01/27	2,645,000	2,600,459

Union Pacific Corp., Sr. Unsecured, 4.30%, 03/01/49	675,000	566,494

TOTAL TRANSPORTATION		$4,458,220

TRUCKING & LEASING – 0.4%

GATX Corp., Sr. Unsecured

3.85%, 03/30/27	1,500,000	1,491,000

4.00%, 06/30/30	1,000,000	981,810

5.20%, 03/15/44	640,000	605,992

TOTAL TRUCKING & LEASING		$3,078,802

TOTAL CORPORATE BONDS (COST $247,213,650)		$244,423,381

GOVERNMENT AGENCIES – 1.1%

FEDERAL HOME LOAN BANK (FHLB) – 1.0%

3.25%, 11/16/28#	6,960,000	6,884,648

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.1%

6.25%, 05/15/29#	750,000	813,902

7.25%, 05/15/30#	400,000	459,425

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,273,327

TOTAL GOVERNMENT AGENCIES (COST $8,551,594)		$8,157,975

Description	Par Value	Value

MORTGAGE-BACKED SECURITIES – 25.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 8.6%

Pool C00478, 8.50%, 09/01/26	$819	$829

Pool E09010, 2.50%, 09/01/27	54,410	53,690

Pool G18497, 3.00%, 01/01/29	11,346	11,222

Pool C01272, 6.00%, 12/01/31	4,121	4,258

Pool A13990, 4.50%, 10/01/33	3,627	3,660

Pool G01625, 5.00%, 11/01/33	13,099	13,280

Pool A18401, 6.00%, 02/01/34	5,065	5,326

Pool QN1900, 3.00%, 04/01/35	401,278	390,590

Pool G08097, 6.50%, 11/01/35	8,189	8,715

Pool G02296, 5.00%, 06/01/36	35,307	35,844

Pool G02390, 6.00%, 09/01/36	3,522	3,721

Pool G05317, 5.00%, 04/01/37	145,238	147,458

Pool G08193, 6.00%, 04/01/37	6,721	6,924

Pool G03703, 5.50%, 12/01/37	4,248	4,405

Pool G04776, 5.50%, 07/01/38	15,422	15,944

Pool G05500, 5.00%, 05/01/39	132,653	134,750

Pool A93415, 4.00%, 08/01/40	194,676	191,526

Pool A93505, 4.50%, 08/01/40	246,585	248,872

Pool A93996, 4.50%, 09/01/40	184,431	186,141

Pool G06222, 4.00%, 01/01/41	296,910	292,471

Pool A97047, 4.50%, 02/01/41	181,631	183,457

Pool G06956, 4.50%, 08/01/41	188,271	190,164

Pool C03750, 3.50%, 02/01/42	82,966	79,047

Pool C03849, 3.50%, 04/01/42	44,688	41,856

Pool Q08305, 3.50%, 05/01/42	333,479	322,655

Pool C04305, 3.00%, 11/01/42	882,428	817,798

Pool C09020, 3.50%, 11/01/42	661,357	630,133

Pool G07266, 4.00%, 12/01/42	561,175	550,519

Pool C04444, 3.00%, 01/01/43	28,921	26,597

Pool C09029, 3.00%, 03/01/43	125,136	116,270

Pool G08534, 3.00%, 06/01/43	154,057	143,141

Pool Q19476, 3.50%, 06/01/43	246,033	234,871

Pool C09044, 3.50%, 07/01/43	294,328	280,975

Pool G07889, 3.50%, 08/01/43	270,573	257,733

Pool G07624, 4.00%, 12/01/43	266,433	263,684

Pool G60038, 3.50%, 01/01/44	1,410,264	1,343,298

Pool G07680, 4.00%, 04/01/44	473,488	458,647

Pool G07943, 4.50%, 08/01/44	23,776	23,909

Pool G08607, 4.50%, 09/01/44	165,041	165,771

Pool Q33547, 3.50%, 05/01/45	228,492	217,881

Pool Q36970, 4.00%, 10/01/45	107,709	104,955

Pool G60384, 4.50%, 12/01/45	16,927	17,000

Pool Q39644, 3.50%, 03/01/46	691,670	651,413

Pool Q39438, 4.00%, 03/01/46	698,664	678,796

Pool G08705, 3.00%, 05/01/46	63,666	58,044

Pool G08708, 4.50%, 05/01/46	113,220	113,351

Pool ZS4671, 3.00%, 08/01/46	411,800	374,027

Pool Q44452, 3.00%, 11/01/46	598,578	545,723

Pool ZS4693, 3.00%, 12/01/46	1,150,401	1,044,865

Pool SD8037, 2.50%, 01/01/50	2,316,621	1,993,827

Pool RA2341, 2.50%, 04/01/50	1,976,605	1,684,356

Pool SD8104, 1.50%, 11/01/50	2,114,841	1,639,852

Pool RA4349, 2.50%, 01/01/51	1,022,422	880,031

Pool SD8141, 2.50%, 04/01/51	970,954	827,134

Pool SD8190, 3.00%, 01/01/52	1,776,280	1,597,230

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool QE2363, 3.50%, 05/01/52	$1,034,072	$956,955

Pool SD3139, 3.50%, 07/01/52	881,515	815,920

Pool RA7777, 4.50%, 08/01/52	2,761,491	2,694,712

Pool SD8254, 3.00%, 10/01/52	3,255,886	2,887,174

Pool SD2066, 4.00%, 12/01/52	558,440	530,182

Pool SD3238, 5.50%, 12/01/52	1,664,749	1,686,201

Pool SD2617, 5.00%, 03/01/53	4,750,532	4,747,860

Pool RA8714, 4.50%, 04/01/53	6,511,700	6,368,791

Pool RA8647, 4.50%, 05/01/53	2,043,789	2,003,333

Pool SD3786, 5.00%, 05/01/53	1,115,856	1,113,989

Pool RA9431, 5.50%, 07/01/53	2,931,882	2,995,062

Pool SD3745, 6.00%, 09/01/53	3,069,126	3,148,893

Pool SD5763, 5.50%, 07/01/54	2,012,792	2,044,369

Pool RJ2210, 6.00%, 08/01/54	5,536,860	5,681,500

Pool SL0727, 5.50%, 02/01/55	2,357,613	2,391,657

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$60,385,234

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 17.0%

Pool AE2520, 3.00%, 01/01/26	1,624	1,619

Pool 256639, 5.00%, 02/01/27	2,315	2,321

Pool 256752, 6.00%, 06/01/27	2,851	2,876

Pool 257007, 6.00%, 12/01/27	3,145	3,183

Pool AB8997, 2.50%, 04/01/28	18,152	17,875

Pool AS4480, 2.50%, 02/01/30	147,137	143,471

Pool AS7462, 2.50%, 06/01/31	82,243	78,936

Pool 254007, 6.50%, 10/01/31	2,029	2,126

Pool 254240, 7.00%, 03/01/32	7,041	7,455

Pool 638023, 6.50%, 04/01/32	18,675	19,504

Pool 642345, 6.50%, 05/01/32	11,012	11,499

Pool 651292, 6.50%, 07/01/32	28,783	29,779

Pool 686398, 6.00%, 03/01/33	32,795	33,992

Pool BP6496, 2.00%, 07/01/35	559,848	521,040

Pool MA4095, 2.00%, 08/01/35	715,625	666,009

Pool 745412, 5.50%, 12/01/35	10,508	10,879

Pool 888789, 5.00%, 07/01/36	58,685	60,546

Pool 256515, 6.50%, 12/01/36	4,490	4,753

Pool AE0217, 4.50%, 08/01/40	29,705	29,788

Pool AB1796, 3.50%, 11/01/40	178,917	172,092

Pool AH5583, 4.50%, 02/01/41	75,783	76,017

Pool 890551, 4.50%, 08/01/41	19,103	19,334

Pool AL0658, 4.50%, 08/01/41	111,012	112,353

Pool AL1319, 4.50%, 10/01/41	138,557	138,657

Pool AL6302, 4.50%, 10/01/41	201,547	202,170

Pool AX5302, 4.00%, 01/01/42	339,868	332,543

Pool AK4523, 4.00%, 03/01/42	391,043	384,737

Pool AL2034, 4.50%, 04/01/42	49,250	49,251

Pool AB7936, 3.00%, 02/01/43	571,506	532,032

Pool AL3761, 4.50%, 02/01/43	58,847	58,930

Pool MA1458, 3.00%, 06/01/43	123,183	114,061

Pool AT7899, 3.50%, 07/01/43	811,844	776,167

Pool AS0302, 3.00%, 08/01/43	1,329,937	1,231,421

Pool AU4279, 3.00%, 09/01/43	270,792	250,733

Pool AL5537, 4.50%, 04/01/44	90,518	91,275

Pool AS3155, 4.00%, 08/01/44	13,680	13,399

Pool AX0833, 3.50%, 09/01/44	219,300	209,843

Pool AL6325, 3.00%, 10/01/44	853,791	790,501

Pool AS5136, 4.00%, 06/01/45	80,594	78,378

Description	Par Value	Value

Pool AZ7362, 4.00%, 11/01/45	$211,811	$206,167

Pool AZ9565, 3.50%, 12/01/45	302,237	285,052

Pool BC0326, 3.50%, 12/01/45	272,040	256,218

Pool BC0245, 3.00%, 02/01/46	169,212	153,689

Pool BC0830, 3.00%, 04/01/46	255,387	231,964

Pool AS7568, 4.50%, 07/01/46	35,296	34,996

Pool BC4764, 3.00%, 10/01/46	354,083	321,601

Pool MA2771, 3.00%, 10/01/46	104,519	94,932

Pool AS8276, 3.00%, 11/01/46	363,433	330,086

Pool BC9003, 3.00%, 11/01/46	369,423	335,530

Pool BE1899, 3.00%, 11/01/46	1,433,993	1,302,441

Pool BE3767, 3.50%, 07/01/47	320,294	300,889

Pool BH2618, 3.50%, 08/01/47	95,069	89,308

Pool MA3088, 4.00%, 08/01/47	273,532	264,219

Pool BH4010, 4.50%, 09/01/47	253,893	251,709

Pool BH9215, 3.50%, 01/01/48	458,586	430,785

Pool BJ0650, 3.50%, 03/01/48	1,919,345	1,795,645

Pool BJ0639, 4.00%, 03/01/48	108,328	104,469

Pool BJ9169, 4.00%, 05/01/48	507,590	489,503

Pool BK4764, 4.00%, 08/01/48	476,054	459,096

Pool BN1628, 4.50%, 11/01/48	221,951	219,869

Pool BM5334, 3.50%, 01/01/49	438,654	413,229

Pool MA3871, 3.00%, 12/01/49	1,175,978	1,054,715

Pool CA5306, 3.00%, 03/01/50	983,486	880,630

Pool CA5353, 3.50%, 03/01/50	852,609	791,149

Pool MA4100, 2.00%, 08/01/50	1,125,639	924,688

Pool FM3989, 2.50%, 08/01/50	718,422	618,007

Pool CA6983, 2.00%, 09/01/50	1,983,630	1,638,593

Pool CA7106, 2.00%, 09/01/50	1,270,762	1,049,724

Pool MA4119, 2.00%, 09/01/50	843,866	693,207

Pool BQ2999, 2.50%, 10/01/50	1,646,975	1,412,171

Pool CA7383, 3.00%, 10/01/50	1,118,191	1,004,240

Pool CA7734, 2.50%, 11/01/50	1,136,735	969,117

Pool FM5297, 3.00%, 11/01/50	1,465,121	1,326,626

Pool MA4208, 2.00%, 12/01/50	873,024	717,156

Pool CA8021, 2.50%, 12/01/50	3,368,946	2,904,509

Pool FM5166, 3.00%, 12/01/50	759,075	683,493

Pool BQ4495, 2.00%, 02/01/51	4,757,661	3,896,627

Pool CA8929, 2.00%, 02/01/51	2,206,539	1,800,511

Pool FM6426, 2.00%, 03/01/51	1,895,556	1,565,066

Pool CB0199, 3.00%, 04/01/51	602,070	535,156

Pool BR7857, 2.50%, 05/01/51	2,897,561	2,468,725

Pool FM7188, 2.50%, 05/01/51	2,016,478	1,739,331

Pool CB0727, 2.50%, 06/01/51	5,129,506	4,424,471

Pool FM8440, 2.50%, 08/01/51	1,169,183	1,008,312

Pool BT6823, 2.50%, 10/01/51	3,016,188	2,569,635

Pool FM9949, 2.00%, 12/01/51	746,891	618,044

Pool FM9871, 2.50%, 12/01/51	5,378,468	4,639,191

Pool BU1416, 3.00%, 01/01/52	1,830,048	1,647,408

Pool FS6380, 2.50%, 02/01/52	3,389,575	2,884,645

Pool FS0982, 3.00%, 03/01/52	1,551,623	1,391,912

Pool FS1571, 2.00%, 04/01/52	3,328,239	2,717,147

Pool CB3334, 3.50%, 04/01/52	4,799,602	4,461,859

Pool MA4598, 2.50%, 05/01/52	6,239,033	5,304,043

Pool BV7245, 4.00%, 05/01/52	5,460,860	5,212,397

Pool MA4644, 4.00%, 05/01/52	1,082,475	1,032,959

Pool CB4818, 4.00%, 10/01/52	952,604	908,985

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool CB4800, 4.50%, 10/01/52	$5,550,791	$5,442,409

Pool FS5676, 5.00%, 12/01/52	6,010,113	6,038,401

Pool FS6931, 5.50%, 01/01/53	2,682,580	2,716,262

Pool FS5113, 5.50%, 07/01/53	582,742	590,791

Pool MA5108, 6.00%, 08/01/53	2,419,625	2,474,371

Pool CB8709, 6.00%, 06/01/54	2,823,869	2,897,685

Pool FS9945, 6.50%, 09/01/54	2,377,751	2,465,525

Pool FS9801, 5.50%, 11/01/54	8,335,339	8,450,315

Pool CB9610, 5.00%, 12/01/54	4,438,221	4,426,458

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$118,649,608

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 780825, 6.50%, 07/15/28	6,270	6,368

Pool 2616, 7.00%, 07/20/28	3,587	3,672

Pool 2701, 6.50%, 01/20/29	8,580	8,807

Pool 426727, 7.00%, 02/15/29	1,297	1,314

Pool 503405, 6.50%, 04/15/29	4,506	4,680

Pool 781231, 7.00%, 12/15/30	5,008	5,140

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$29,981

TOTAL MORTGAGE-BACKED SECURITIES (COST $191,301,238)		$179,064,823

U.S. TREASURY OBLIGATIONS – 37.1%

U.S. TREASURY BONDS – 10.2%

6.38%, 08/15/27	450,000	470,472

5.25%, 02/15/29#	12,500,000	13,131,860

6.25%, 05/15/30	500,000	552,136

5.38%, 02/15/31	600,000	645,699

2.00%, 11/15/41	985,000	698,270

2.38%, 02/15/42	2,000,000	1,495,661

3.00%, 05/15/42	500,000	408,873

3.63%, 08/15/43	881,000	775,095

3.75%, 11/15/43	365,000	326,318

3.63%, 02/15/44	2,106,000	1,844,712

3.13%, 08/15/44	6,637,000	5,371,905

3.00%, 11/15/44	2,000,000	1,581,627

4.63%, 11/15/44	6,500,000	6,495,702

2.50%, 02/15/45	2,135,000	1,546,892

4.75%, 02/15/45	3,575,000	3,627,698

3.00%, 05/15/45	2,000,000	1,573,280

2.88%, 08/15/45	300,000	230,460

3.00%, 11/15/45	765,000	598,714

2.50%, 02/15/46	280,000	199,877

3.00%, 02/15/47	1,098,000	848,370

3.00%, 05/15/47	1,695,000	1,305,939

2.75%, 11/15/47	2,235,000	1,635,001

1.25%, 05/15/50	3,300,000	1,641,833

1.38%, 08/15/50	3,000,000	1,531,040

1.63%, 11/15/50	2,500,000	1,360,243

2.00%, 08/15/51	13,255,000	7,863,147

3.63%, 05/15/53	3,035,000	2,532,937

4.13%, 08/15/53	3,000,000	2,739,139

4.63%, 05/15/54	3,000,000	2,976,677

4.50%, 11/15/54	1,500,000	1,459,331

4.63%, 02/15/55	1,000,000	993,012

Description	Par Value	Value

4.75%, 05/15/55	$2,500,000	$2,533,623

TOTAL U.S. TREASURY BONDS		$70,995,543

U.S. TREASURY NOTES – 26.9%

2.25%, 02/15/27	2,030,000	1,994,260

1.13%, 02/28/27	250,000	241,908

2.75%, 04/30/27	5,000,000	4,936,117

3.75%, 04/30/27	3,000,000	3,005,150

0.50%, 06/30/27	450,000	427,643

3.13%, 08/31/27	15,000,000	14,872,596

2.25%, 11/15/27	300,000	292,145

4.00%, 12/15/27	500,000	504,217

2.75%, 02/15/28	6,750,000	6,625,580

4.00%, 02/29/28	10,000,000	10,090,340

3.88%, 03/15/28	5,000,000	5,033,659

1.25%, 06/30/28	500,000	470,501

2.88%, 08/15/28	5,000,000	4,905,075

4.38%, 08/31/28	5,500,000	5,613,046

1.38%, 10/31/28	8,000,000	7,497,958

4.88%, 10/31/28	3,000,000	3,107,306

3.13%, 11/15/28	350,000	345,210

2.38%, 05/15/29	6,900,000	6,614,326

4.25%, 06/30/29	7,000,000	7,145,579

1.63%, 08/15/29	5,000,000	4,652,403

3.13%, 08/31/29	4,000,000	3,924,762

3.50%, 04/30/30	8,500,000	8,435,300

0.63%, 05/15/30	550,000	480,239

4.00%, 05/31/30	1,500,000	1,519,877

1.13%, 02/15/31	4,000,000	3,510,531

1.63%, 05/15/31	5,000,000	4,471,010

4.63%, 05/31/31	10,000,000	10,428,877

1.38%, 11/15/31	1,880,000	1,634,704

1.88%, 02/15/32	6,000,000	5,347,965

4.13%, 03/31/32	8,145,000	8,273,654

4.13%, 05/31/32	4,500,000	4,569,339

2.75%, 08/15/32	7,000,000	6,532,522

4.13%, 11/15/32	4,000,000	4,058,115

3.38%, 05/15/33	7,000,000	6,749,272

3.88%, 08/15/33	5,000,000	4,977,000

3.88%, 08/15/34	5,000,000	4,943,489

4.25%, 11/15/34	9,000,000	9,139,153

4.63%, 02/15/35	3,000,000	3,130,318

4.25%, 05/15/35	3,500,000	3,548,271

4.25%, 08/15/35	4,000,000	4,049,536

TOTAL U.S. TREASURY NOTES		$188,098,953

TOTAL U.S. TREASURY OBLIGATIONS (COST $272,994,270)		$259,094,496

	Number of Shares

MONEY MARKET FUND – 1.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%^	7,443,640	7,443,640

TOTAL MONEY MARKET FUND (COST $7,443,640)		$7,443,640

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.5%

REPURCHASE AGREEMENTS – 2.5%

Bank of America Securities, Inc., 4.16%, dated 10/31/25, due 11/03/25, repurchase price $1,020,205, collateralized by U.S. Government Agency Securities, 2.00% to 6.00%, maturing 11/01/27 to 8/01/55; total market value of $1,040,248.	$1,019,851	$1,019,851

Citadel Securities LLC, 4.26%, dated 10/31/25, due 11/03/25, repurchase price $3,180,362, collateralized by U.S. Treasury Securities, 0.00% to 4.88%, maturing 11/04/25 to 8/15/55; total market value of $3,243,969.	3,179,233	3,179,233

Daiwa Capital Markets America, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $2,989,513, collateralized by U.S. Government Agency & Treasury Securities, 1.50% to 7.50%, maturing 6/30/27 to 10/20/55; total market value of $3,048,249.	2,988,479	2,988,479

Deutsche Bank Securities, Inc., 3.95%, dated 10/31/25, due 11/03/25, repurchase price $841,568, collateralized by U.S. Treasury Securities, 1.13% to 6.75%, maturing 2/15/26 to 8/15/55; total market value of $858,117.	841,291	841,291

HSBC Securities USA, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $2,989,513, collateralized by U.S. Government Agency Securities, 1.55% to 7.00%, maturing 1/01/32 to 6/01/55; total market value of $3,048,249.	2,988,479	2,988,479

Description	Par Value	Value

HSBC Securities USA, Inc., 4.14%, dated 10/31/25, due 11/03/25, repurchase price $190,820, collateralized by U.S. Treasury Securities, 0.13% to 3.63%, maturing 7/15/30 to 2/15/51; total market value of $194,569.	$190,754	$190,754

Nomura Securities International, Inc., 4.14%, dated 10/31/25, due 11/03/25, repurchase price $2,989,510, collateralized by U.S. Government Agency Securities, 1.50% to 7.00%, maturing 4/01/31 to 11/01/55; total market value of $3,048,249.	2,988,479	2,988,479

RBC Dominion Securities, Inc., 4.15%, dated 10/31/25, due 11/03/25, repurchase price $2,989,513, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/06/25 to 8/15/55; total market value of $3,048,250.	2,988,479	2,988,479

TOTAL REPURCHASE AGREEMENTS (COST $17,185,045)		$17,185,045

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $17,185,045)		$17,185,045

TOTAL INVESTMENTS – 102.4% (COST $744,720,976)		$715,400,855
COLLATERAL FOR SECURITIES ON LOAN – (2.5%)		(17,185,045)
OTHER ASSETS LESS LIABILITIES – 0.1%		642,593

TOTAL NET ASSETS – 100.0%		$698,858,403

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$4,517	$—	$4,517

Collateralized Mortgage Obligations	—	26,978	—	26,978

Corporate Bonds	—	244,423,381	—	244,423,381

Government Agencies	—	8,157,975	—	8,157,975

Mortgage-Backed Securities	—	179,064,823	—	179,064,823

U.S. Treasury Obligations	—	259,094,496	—	259,094,496

Money Market Fund	7,443,640	—	—	7,443,640

Repurchase Agreements	—	17,185,045	—	17,185,045

Total	$7,443,640	$707,957,215	$—	$715,400,855

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2025, these liquid restricted securities amounted to $4,433,193, representing 0.63% of total net assets.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

BKNT	Bank Notes

GMTN	Global Medium Term Note

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR	Secured Overnight Financing Rate

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

9

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 98.9%

ALABAMA – 3.9%

GENERAL – 3.9%

Black Belt Energy Gas District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series B), 5.00%, 10/01/55	$2,000,000	$2,172,862

Black Belt Energy Gas District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series E), 5.00%, 12/01/55	3,500,000	3,793,193

Southeast Alabama Gas Supply District (The), AL, Current Refunding Revenue Bonds, (Series A), 5.00%, 08/01/54	3,000,000	3,238,519

Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 5.00%, 10/01/55	1,500,000	1,630,132

Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series F), 5.25%, 11/01/55	3,000,000	3,332,384

TOTAL ALABAMA		$14,167,090

ARIZONA – 2.7%

DEVELOPMENT – 0.0%**

Industrial Development Authority of the City of Phoenix Arizona, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	30,000	30,033

EDUCATION – 1.0%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A) 5.00%, 11/01/26	1,000,000	1,021,180

5.00%, 11/01/30	1,000,000	1,054,673

5.00%, 11/01/32	865,000	908,672

La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	800,000	813,590

TOTAL EDUCATION		$3,798,115

MEDICAL – 0.7%

Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A) 5.00%, 09/01/34	1,000,000	1,091,836

5.00%, 09/01/35	725,000	787,359

5.00%, 09/01/36	500,000	539,017

TOTAL MEDICAL		$2,418,212

Description	Par Value	Value

UTILITIES – 1.0%

Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	$3,000,000	$3,488,832

TOTAL ARIZONA		$9,735,192

CALIFORNIA – 0.4%

AIRPORT – 0.4%

City of Los Angeles Department of Airports, CA, Revenue Bonds, (Series A)

4.00%, 05/15/36	800,000	815,191

4.00%, 05/15/37	500,000	506,151

TOTAL CALIFORNIA		$1,321,342

COLORADO – 3.9%

AIRPORT – 0.7%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,642,582

HIGHER EDUCATION – 0.6%

Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,253,618

MEDICAL – 2.1%

Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, (CommonSpirit Health), (Series A), 5.00%, 08/01/32	2,270,000	2,422,228

Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, Intermountain Healthcare, 5.00%, 05/15/62	3,000,000	3,160,625

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49	2,000,000	2,006,646

TOTAL MEDICAL		$7,589,499

WATER – 0.5%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	1,853,138

TOTAL COLORADO		$14,338,837

CONNECTICUT – 2.6%

GENERAL OBLIGATIONS – 0.8%

State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	2,857,890

HIGHER EDUCATION – 0.4%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,431,592

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MEDICAL – 1.4%

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), 5.00%, 07/01/34	$3,000,000	$3,273,674

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)

4.00%, 07/01/28	785,000	800,802

4.00%, 07/01/29	500,000	513,264

4.00%, 07/01/30	600,000	618,899

TOTAL MEDICAL		$5,206,639

TOTAL CONNECTICUT		$9,496,121

DISTRICT OF COLUMBIA – 1.0%

GENERAL – 0.6%

Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)

5.00%, 10/01/30	610,000	681,405

5.00%, 10/01/31	875,000	967,872

5.00%, 10/01/32	500,000	550,785

TOTAL GENERAL		$2,200,062

TRANSPORTATION – 0.4%

Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,555,740

TOTAL DISTRICT OF COLUMBIA		$3,755,802

FLORIDA – 5.1%

AIRPORT – 1.8%

Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,018,171

Hillsborough County Aviation Authority, FL, Revenue Bonds, (Series B), 5.00%, 10/01/33	2,000,000	2,262,376

Lee FL Airport Revenue County, FL, Revenue Bonds 5.00%, 10/01/34	1,000,000	1,123,907

5.00%, 10/01/35	2,000,000	2,228,330

TOTAL AIRPORT		$6,632,784

GENERAL OBLIGATIONS – 0.6%

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,037,541

HIGHER EDUCATION – 1.3%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)
5.00%, 04/01/28	750,000	786,379

5.00%, 04/01/30	750,000	786,616

5.00%, 04/01/31	750,000	786,771

5.00%, 04/01/33	750,000	786,174

Description	Par Value	Value

Florida Higher Educational Facilities Financing Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	$1,600,000	$1,625,296

TOTAL HIGHER EDUCATION		$4,771,236

HOUSING – 0.1%

Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A), 5.00%, 02/01/26	500,000	501,920

MEDICAL – 0.6%

Lakeland, FL, Refunding Revenue Bonds, (Lakeland Regional Health Systems), (Series S), 5.00%, 11/15/42	2,000,000	2,140,879

POWER – 0.7%

JEA Electric System Revenue, FL, Current Refunding Revenue Bonds, (Series A), 4.00%, 10/01/37	2,450,000	2,478,828

TOTAL FLORIDA		$18,563,188

GEORGIA – 6.8%

GENERAL – 4.1%

Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	4,359,000	4,471,931

Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A) 4.00%, 07/01/52	3,000,000	3,043,087

5.00%, 06/01/53	3,000,000	3,181,731

Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series B) 5.00%, 07/01/53	1,000,000	1,072,145

5.00%, 12/01/55	3,000,000	3,292,578

TOTAL GENERAL		$15,061,472

MEDICAL – 1.2%

Gainesville & Hall County Hospital Authority, GA, Revenue Bonds, (Northeast Georgia Health System, Inc. Project), 5.00%, 10/15/34	3,805,000	4,410,831

POWER – 1.0%

Municipal Electric Authority of Georgia, GA, Project One Subordinated Current Refunding Revenue Bonds, (Series B), 5.00%, 01/01/31	2,000,000	2,204,211

Municipal Electric Authority of Georgia, GA, Project One Subordinated Revenue Bonds, (Series B), (BAM), 5.25%, 01/01/44	1,250,000	1,339,566

TOTAL POWER		$3,543,777

TRANSPORTATION – 0.5%

Georgia Ports Authority, GA, Revenue Bonds 4.00%, 07/01/37	1,000,000	1,038,465

4.00%, 07/01/39	1,000,000	1,026,917

TOTAL TRANSPORTATION		$2,065,382

TOTAL GEORGIA		$25,081,462

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	11

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

IDAHO – 0.8%

HIGHER EDUCATION – 0.8%

Idaho Housing & Finance Association, ID, Current Refunding Revenue Bonds, (The College of IDAHO Project) , 5.00%, 11/01/33	$3,000,000	$3,087,376

TOTAL IDAHO		$3,087,376

ILLINOIS – 8.1%

AIRPORT – 0.9%

Chicago O’Hare International Airport, IL, Revenue Bonds, (Senior Lien), (Series D), 5.00%, 01/01/34	3,000,000	3,052,082

GENERAL – 1.3%

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,629,839

State of Illinois, IL, (Series C), 5.00%, 06/15/41	3,000,000	3,222,679

TOTAL GENERAL		$4,852,518

GENERAL OBLIGATIONS – 4.1%

Chicago Park District, IL, GO, Current Refunding, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 01/01/37	2,115,000	2,123,548

Chicago, IL, GO Unlimited, (Series A), 5.00%, 01/01/44	2,000,000	1,940,672

Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/32	3,000,000	3,142,826

State of Illinois, IL, GO Unlimited, Refunding Bonds, 5.00%, 02/01/39	450,000	490,646

State of Illinois, IL, GO Unlimited, Current Refunding, (Series A)

5.00%, 10/01/29	2,000,000	2,118,289

5.00%, 10/01/33	1,000,000	1,051,083

State of Illinois, IL, GO Unlimited, (Series D) 5.00%, 11/01/28	3,000,000	3,118,266

5.00%, 09/01/39	1,000,000	1,086,861

TOTAL GENERAL OBLIGATIONS		$15,072,191

HIGHER EDUCATION – 0.8%

University of Illinois, IL, Current Refunding Revenue Bonds, (Series A), 4.00%, 04/01/34	3,000,000	3,005,660

SCHOOL DISTRICT – 0.6%

Will County Community High School District No 210 Lincoln-Way, IL, GO Unlimited, AD Valorem Property Tax, (BAM), 5.00%, 01/01/36	2,000,000	2,258,962

TRANSPORTATION – 0.4%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,532,067

TOTAL ILLINOIS		$29,773,480

INDIANA – 0.6%

GENERAL – 0.6%

Westfield-Washington Multi-School Building Corp., IN, Revenue Bonds, (Series A), (BAM ST INTERCEPT)

Description	Par Value	Value

5.00%, 01/15/31	$1,000,000	$1,108,906

5.00%, 07/15/31	1,000,000	1,118,172

TOTAL INDIANA		$2,227,078

KENTUCKY – 2.2%

GENERAL – 2.2%

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A)

4.00%, 08/01/52	3,000,000	3,084,538

5.00%, 05/01/55	1,000,000	1,063,064

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	4,000,000	4,068,532

TOTAL KENTUCKY		$8,216,134

LOUISIANA – 2.3%

DEVELOPMENT – 0.8%

Parish of St John the Baptist, LA, Current Refunding Revenue Bonds, (Marathon Oil Corporation Project), 3.30%, 06/01/37	3,000,000	3,037,725

HIGHER EDUCATION – 0.5%

Louisiana Public Facilities Authority, LA, Refunding Revenue Bonds, (Tulane University of Louisiana Project), 4.00%, 04/01/39	1,830,000	1,839,643

TRANSPORTATION – 1.0%

Greater New Orleans Expressway Commission, LA, Refunding Revenue Bonds, (AG), 5.00%, 11/01/38	1,050,000	1,173,970

State of Louisiana Gasoline & Fuels Tax Revenue, LA, Refunding Revenue Bonds, (Second Lien), (Series A), 4.00%, 05/01/40	2,500,000	2,526,443

TOTAL TRANSPORTATION		$3,700,413

TOTAL LOUISIANA		$8,577,781

MARYLAND – 0.7%

AIRPORT – 0.7%

Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)

5.00%, 08/01/28	730,000	768,338

5.00%, 08/01/29	500,000	535,829

5.00%, 08/01/30	515,000	560,089

5.00%, 08/01/31	650,000	716,439

TOTAL MARYLAND		$2,580,695

MASSACHUSETTS – 0.9%

MEDICAL – 0.3%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,013,259

STUDENT LOAN – 0.6%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Series B)

5.00%, 07/01/33	1,800,000	1,952,624

4.25%, 07/01/44	335,000	337,341

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TOTAL STUDENT LOAN		$2,289,965

TOTAL MASSACHUSETTS		$3,303,224

MICHIGAN – 1.1%

AIRPORT – 0.2%

Gerald R Ford International Airport Authority,

MI, Revenue Bonds, (CNTY GTD), 5.00%, 01/01/41	$500,000	$534,078

SCHOOL DISTRICT – 0.9%

Kalamazoo Public Schools, MI, GO Unlimited,
AD Valorem Property Tax

4.00%, 05/01/33	1,330,000	1,358,359

4.00%, 05/01/34	1,000,000	1,017,257

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,042,234

TOTAL SCHOOL DISTRICT		$3,417,850

WATER – 0.0%**

Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AG-CR FGIC), 5.50%, 07/01/29	105,000	109,047

TOTAL MICHIGAN		$4,060,975

MINNESOTA – 1.4%

GENERAL OBLIGATIONS – 0.6%

State of Minnesota, MN, GO Unlimited, AD Valorem Property Tax, (Series A), 4.00%, 09/01/38	2,000,000	2,075,069

MEDICAL – 0.8%

Rochester, MN, Current Refunding Revenue Bonds, (Mayo Clinic), 4.00%, 11/15/39	3,000,000	3,080,438

TOTAL MINNESOTA		$5,155,507

NEVADA – 1.8%

GENERAL OBLIGATIONS – 0.9%

Las Vegas Valley Water District, NV, GO Limited, Current Refunding, AD Valorem Property Tax, (Series C), 4.00%, 06/01/37	3,000,000	3,121,013

SCHOOL DISTRICT – 0.9%

Clark County School District, NV, GO Limited, AD Valorem Property Tax, (Series A), 5.00%, 06/15/39	3,000,000	3,354,242

TOTAL NEVADA		$6,475,255

NEW JERSEY – 3.1%

GENERAL – 2.0%

Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AG), 5.75%, 11/01/28	2,470,000	2,579,402

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/34	1,720,000	1,825,947

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	543,626

Description	Par Value	Value

New Jersey Transportation Trust Fund Authority, NJ, Refunding Revenue Bonds, (Series A), 5.00%, 06/15/33	$2,000,000	$2,302,867

TOTAL GENERAL		$7,251,842

HIGHER EDUCATION – 0.9%

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Princeton University), 5.00%, 07/01/64	2,000,000	2,329,409

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,031,232

TOTAL HIGHER EDUCATION		$3,360,641

STUDENT LOAN – 0.2%

New Jersey Higher Education Student Assistance Authority, NJ, Current Refunding Revenue Bonds, (Series B), 4.00%, 12/01/44	885,000	851,394

TOTAL NEW JERSEY		$11,463,877

NEW YORK – 7.4%

AIRPORT – 2.4%

New York Transportation Development Corp., NY, Revenue Bonds, (Terminal 4 John F. Kennedy International Airport Project), (Series P), 5.00%, 12/01/31	3,000,000	3,272,859

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)

4.00%, 03/15/30	1,000,000	1,020,254

5.00%, 09/15/31	2,500,000	2,602,530

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (222nd Series ), (BAM-TCRS), 4.00%, 07/15/39	1,840,000	1,874,986

TOTAL AIRPORT		$8,770,629

GENERAL – 1.8%

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	2,500,000	2,540,769

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Income Tax Revenue, 4.00%, 02/15/34	2,000,000	2,019,018

New York State Urban Development Corp., NY, Revenue Bonds, Personal Income Tax, (Series A), 4.00%, 03/15/38	2,005,000	2,030,141

TOTAL GENERAL		$6,589,928

GENERAL OBLIGATIONS – 0.9%

New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series A)

5.00%, 09/01/36	1,600,000	1,774,869

4.00%, 08/01/37	1,500,000	1,527,740

TOTAL GENERAL OBLIGATIONS		$3,302,609

HIGHER EDUCATION – 1.1%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (The New School), (Series A), 5.00%, 07/01/33	2,500,000	2,831,224

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	13

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	$990,000	$1,039,585

TOTAL HIGHER EDUCATION		$3,870,809

TRANSPORTATION – 0.7%

Metropolitan Transportation Authority, NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 11/15/39	2,500,000	2,725,426

WATER – 0.5%

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 4.00%, 06/15/36	1,990,000	2,019,477

TOTAL NEW YORK		$27,278,878

NORTH CAROLINA – 1.9%

POWER – 1.2%

North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,618,544

TRANSPORTATION – 0.4%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AG), 5.00%, 01/01/32	1,250,000	1,330,727

WATER – 0.3%

Charlotte Water & Sewer System Revenue, NC, Current Refunding Revenue Bonds, 5.00%, 07/01/33	1,000,000	1,103,883

TOTAL NORTH CAROLINA		$7,053,154

OHIO – 4.8%

GENERAL – 1.1%

Cleveland-Cuyahoga County Port Authority, OH, Revenue Bonds, Public Improvements, (Administrative Headquarters Project), 5.00%, 07/01/37	3,500,000	3,997,478

GENERAL OBLIGATIONS – 0.3%

State of Ohio, OH, GO Unlimited, Public Improvements, (Series A), 5.00%, 03/01/35	1,000,000	1,146,731

HIGHER EDUCATION – 1.3%

Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,078,674

Ohio State University (The), OH, Revenue Bonds, (Series A), (Multiyear Debt ISS), 4.00%, 12/01/43	2,000,000	1,975,802

University of Akron (The), OH, Advance Refunding Revenue Bonds, (Series A), (BAM), 5.00%, 01/01/33	1,430,000	1,614,966

TOTAL HIGHER EDUCATION		$4,669,442

MEDICAL – 1.2%

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,189,746

Description	Par Value	Value

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	$1,250,000	$1,273,448

TOTAL MEDICAL		$4,463,194

POWER – 0.9%

American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	3,000,000	3,266,713

TOTAL OHIO		$17,543,558

OKLAHOMA – 1.4%

GENERAL – 1.2%

Canadian County Educational Facilities Authority, OK, Revenue Bonds, (Mustang Public Schools Project), (Series A), 5.25%, 09/01/34	3,000,000	3,459,018

Oklahoma County Finance Authority, OK, Revenue Bonds, (Midwest City-Del City Public Schools Project), (BAM), 5.00%, 10/01/40	1,000,000	1,103,814

TOTAL GENERAL		$4,562,832

POWER – 0.2%

Grand River Dam Authority, OK, Refunding Revenue Bonds, (Series A), 5.00%, 06/01/41	600,000	658,639

TOTAL OKLAHOMA		$5,221,471

OREGON – 0.3%

GENERAL – 0.3%

Oregon State Lottery, OR, Revenue Bonds, (Series A), (MORAL OBLG), 5.00%, 04/01/39	1,000,000	1,110,068

TOTAL OREGON		$1,110,068

PENNSYLVANIA – 6.7%

AIRPORT – 1.2%

Allegheny County Airport Authority, PA, Revenue Bonds, (Series A)

5.00%, 01/01/28	1,500,000	1,560,368

4.00%, 01/01/38	1,500,000	1,505,794

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,546,838

TOTAL AIRPORT		$4,613,000

GENERAL – 0.9%

Delaware Valley Regional Finance Authority, PA, Refunding Revenue Bonds, (Series A), 4.00%, 03/01/35	3,000,000	3,188,037

HIGHER EDUCATION – 1.6%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,036,569

Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program), 5.00%, 05/01/35	1,130,000	1,184,413

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Montgomery County Industrial Development Authority, PA, Revenue Bonds, (AICUP Financing Program - Gwynedd Mercy University Project), 5.25%, 05/01/38	$1,000,000	$1,045,781

Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Ursinus College Project), (Series A)
5.00%, 11/01/25	700,000	700,000
5.00%, 11/01/26	350,000	354,248
5.00%, 11/01/27	600,000	612,261
5.00%, 11/01/28	1,100,000	1,133,168

TOTAL HIGHER EDUCATION		$6,066,440

MEDICAL – 0.8%

Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AG), 5.00%, 07/01/35	2,500,000	2,788,540

STUDENT LOAN – 0.1%

Pennsylvania Higher Education Assistance Agency, PA, Revenue Bonds, 4.13%, 06/01/45	440,000	433,568

TOBACCO SETTLEMENT – 0.3%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,046,281

TRANSPORTATION – 1.0%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,094,129

Pennsylvania Turnpike Commission, PA, Refunding Revenue Bonds, Public Improvements, (Series B)
5.00%, 12/01/35	500,000	567,207
5.00%, 12/01/36	500,000	563,222
5.00%, 12/01/37	500,000	559,041

TOTAL TRANSPORTATION		$3,783,599

WATER – 0.8%

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (First Lien), (Series B), (AG)
5.00%, 09/01/38	1,250,000	1,385,811
5.00%, 09/01/39	1,000,000	1,098,235

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AG), 5.00%, 09/01/33	340,000	394,064

TOTAL WATER		$2,878,110

TOTAL PENNSYLVANIA		$24,797,575

SOUTH CAROLINA – 2.7%

MEDICAL – 0.6%

South Carolina Jobs-Economic Development Authority, SC, Revenue Bonds, (Novant Health Obligated Group), 5.00%, 11/01/34	1,750,000	2,000,069

POWER – 1.4%

Piedmont Municipal Power Agency, SC, Current Refunding Revenue Bonds, (Series B), 4.00%, 01/01/34	2,155,000	2,206,667

Description	Par Value	Value

Piedmont Municipal Power Agency, SC, Current Refunding Revenue Bonds, (Series D), 4.00%, 01/01/34	$2,830,000	$2,895,162

TOTAL POWER		$5,101,829

UTILITIES – 0.7%

South Carolina Public Service Authority, SC, Current Refunding Revenue Bonds, (Series B), 5.00%, 12/01/31	1,000,000	1,120,729

South Carolina Public Service Authority, SC, Revenue Bonds, (Series A), 5.00%, 12/01/34	1,335,000	1,532,531

TOTAL UTILITIES		$2,653,260

TOTAL SOUTH CAROLINA		$9,755,158

TENNESSEE – 2.7%

AIRPORT – 0.6%

Memphis-Shelby County Airport Authority, TN, Revenue Bonds, 5.00%, 07/01/33	1,035,000	1,070,950

Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,199,842

TOTAL AIRPORT		$2,270,792

GENERAL OBLIGATIONS – 1.2%

Carter County, TN, GO Unlimited, AD Valorem Property Tax, 5.00%, 05/01/33	2,500,000	2,633,173

Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (Series A), 4.00%, 01/01/37	1,515,000	1,578,552

TOTAL GENERAL OBLIGATIONS		$4,211,725

MEDICAL – 0.9%

Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, TN, Revenue Bonds, (Vanderbilt University Medical Center), 5.00%, 07/01/31	3,000,000	3,289,575

TOTAL TENNESSEE		$9,772,092

TEXAS – 12.5%

AIRPORT – 1.0%

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,023,765

Dallas Fort Worth International Airport, TX, Revenue Bonds, (Series A), 5.00%, 11/01/35	1,305,000	1,466,983

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series B), 5.00%, 11/01/38	1,000,000	1,115,326

TOTAL AIRPORT		$3,606,074

EDUCATION – 1.3%

Arlington Higher Education Finance Corp., TX, Revenue Bonds, (Trinity Basin Preparatory, Inc.), (PSF-GTD)
5.00%, 08/15/39	500,000	550,122
5.00%, 08/15/40	500,000	545,993

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	15

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Clifton Higher Education Finance Corp., TX, Refunding Revenue Bonds, (Idea Public Schools), (PSF-GTD), 5.00%, 08/15/34	$2,500,000	$2,782,040

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools), (PSF-GTD), 5.00%, 08/15/29	1,000,000	1,060,414

TOTAL EDUCATION		$4,938,569

GENERAL – 0.6%

Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax 4.00%, 08/15/31	1,000,000	1,005,358
4.00%, 08/15/32	1,000,000	1,005,041

TOTAL GENERAL		$2,010,399

GENERAL OBLIGATIONS – 3.9%

Dallas, TX, GO Limited, AD Valorem Property Tax, (Series A) 5.00%, 02/15/40	1,250,000	1,360,830
5.00%, 02/15/41	1,000,000	1,080,542

Kaufman County Municipal Utility District No 3, TX, GO Unlimited, AD Valorem Property Tax, (Series A), (BAM) 4.00%, 03/01/38	1,020,000	1,012,348
4.00%, 03/01/39	1,065,000	1,043,676
4.00%, 03/01/40	1,110,000	1,073,433

Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax 4.00%, 04/01/26	100,000	100,319
4.00%, 04/01/27	100,000	101,235
4.00%, 04/01/28	535,000	546,199
4.00%, 04/01/29	100,000	102,819
4.00%, 04/01/30	100,000	103,617
4.00%, 04/01/31	350,000	364,726
4.00%, 04/01/32	100,000	103,654
4.00%, 04/01/33	495,000	510,224
4.00%, 04/01/34	100,000	102,587
4.00%, 04/01/35	100,000	102,317
4.00%, 04/01/36	380,000	386,603

State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,236,802

State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	4,012,247

TOTAL GENERAL OBLIGATIONS		$14,344,178

MEDICAL – 0.4%

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,563,547

SCHOOL DISTRICT – 1.7%

Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/37	1,000,000	1,033,137

Prosper Independent School District, TX, GO Unlimited, (PSF-GTD), 4.00%, 02/15/48	4,000,000	3,815,620

Description	Par Value	Value

Royal Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/48	$1,475,000	$1,413,124

TOTAL SCHOOL DISTRICT		$6,261,881

STUDENT LOAN – 0.4%

Brazos Higher Education Authority, Inc., TX, Revenue Bonds, (Series 1A), 5.13%, 04/01/43	1,395,000	1,467,975

TRANSPORTATION – 3.2%

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,533,210

Central Texas Turnpike System, TX, Current Refunding Revenue Bonds, (Series C) 5.00%, 08/15/35	3,045,000	3,468,662
5.00%, 08/15/38	3,000,000	3,315,665

Texas Private Activity Bond Surface Transportation Corp., TX, Current Refunding Revenue Bonds, (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	3,500,000	3,503,081

TOTAL TRANSPORTATION		$11,820,618

TOTAL TEXAS		$46,013,241

UTAH – 3.8%

AIRPORT – 1.6%

Salt Lake City, UT, Revenue Bonds, (Series A) 5.00%, 07/01/32	3,000,000	3,144,257
5.00%, 07/01/33	2,500,000	2,615,948

TOTAL AIRPORT		$5,760,205

MEDICAL – 2.2%

Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM 5.40%, 02/15/28	2,850,000	2,879,195
5.13%, 02/15/33	5,145,000	5,197,717

TOTAL MEDICAL		$8,076,912

TOTAL UTAH		$13,837,117

WASHINGTON – 4.0%

GENERAL – 1.1%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	3,990,000	3,993,698

MEDICAL – 0.5%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,794,287

POWER – 0.9%

Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, 5.00%, 07/01/33	3,000,000	3,427,032

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

SCHOOL DISTRICT – 0.9%

Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	$3,000,000	$3,150,782

TRANSPORTATION – 0.6%

Port of Seattle, WA, Revenue Bonds, 5.00%, 04/01/29	2,090,000	2,232,804

TOTAL WASHINGTON		$14,598,603

WISCONSIN – 1.3%

GENERAL OBLIGATIONS – 0.6%

State of Wisconsin, WI, GO Unlimited, AD Valorem Property Tax, (Series 2), 5.00%, 05/01/35	1,860,000	2,142,839

MEDICAL – 0.3%

Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)

4.00%, 01/01/32	500,000	513,509

4.00%, 01/01/33	500,000	511,132

TOTAL MEDICAL		$1,024,641

Description	Par Value	Value

POWER – 0.4%

Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	$1,750,000	$1,751,200

TOTAL WISCONSIN		$4,918,680

TOTAL MUNICIPAL BONDS (Cost $364,686,807)		$363,280,011

	Number of Shares

MONEY MARKET FUND – 0.0%**

Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%^	49,487	49,487

TOTAL MONEY MARKET FUND (Cost $49,487)		$49,487

TOTAL INVESTMENTS – 98.9%
(Cost $364,736,294)		$363,329,498
OTHER ASSETS LESS LIABILITIES – 1.1%		4,123,286

TOTAL NET ASSETS – 100.0%		$367,452,784

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Bonds	$—	$363,280,011	$—	$363,280,011

Money Market Fund	49,487	—	—	49,487

Total	$49,487	$363,280,011	$—	$363,329,498

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AG	Insured by Assured Guaranty Inc.

AICUP	Association of Independent Colleges and Universities of Pennsylvania

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CNTY GTD	County Guarantee Program

CR	Custodial Receipts

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

IDA	Industrial Development Authority/Agency

MORAL OBLG	Moral Obligation Bond

NATL	National Public Finance Guarantee Corporation

PSF-GTD	Permanent School Fund Guarantee Program

SCH BD GTY	School Bond Guaranty

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	17

Wilmington Municipal Bond Fund (concluded)

TCRS	Tax Credit Reporting Service

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

18

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

October 31, 2025 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 98.4%

NEW YORK – 98.4%

AIRPORT – 8.1%

New York Transportation Development Corp., NY, Revenue Bonds, (Terminal 4 John F. Kennedy International Airport Project), (Series P), 5.00%, 12/01/30	$1,000,000	$1,080,990

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (Series 231ST), 5.00%, 08/01/31	1,000,000	1,103,877

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (Series 242), 5.00%, 12/01/39	1,000,000	1,074,859

TOTAL AIRPORT		$3,259,726

DEVELOPMENT – 4.6%

Battery Park City Authority, NY, Revenue Bonds, 5.00%, 11/01/41	500,000	551,100

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,280,545

TOTAL DEVELOPMENT		$1,831,645

EDUCATION – 11.3%

Build NYC Resource Corp., NY, Revenue Bonds, (Success Academy Charter School), 5.00%, 09/01/32	850,000	936,430

New York State Dormitory Authority, NY, Revenue Bonds, (AG St. Aid Withhldg) 5.00%, 10/01/32	1,000,000	1,151,327
5.00%, 10/01/38	545,000	595,744

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,257,204

New York State Dormitory Authority, NY, Financing Program Revenue Bonds, School District, School Improvements, (Series P), (BAM), 5.00%, 10/01/36	540,000	585,798

New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AG), 5.00%, 10/01/29	5,000	5,338

TOTAL EDUCATION		$4,531,841

GENERAL – 21.3%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	900,000	926,482

Nassau County Interim Finance Authority, NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 11/15/33	455,000	516,563

New York City Transitional Finance Authority Building Aid Revenue, NY, Current Refunding Revenue Bonds, (Series S), (State Aid Withholding), 5.00%, 07/15/35	300,000	354,542

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, 5.00%, 07/01/31	565,000	638,005

Description	Par Value	Value

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	$1,600,000	$1,650,676

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Cash Flow Management, (Series A-1), 5.25%, 08/01/42	800,000	867,320

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	800,000	807,378

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	655,000	665,681

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	600,000	611,385

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,017,500

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Senior Lien), 5.00%, 11/15/39	450,000	492,784

TOTAL GENERAL		$8,548,316

GENERAL OBLIGATIONS – 14.0%

Binghamton, NY, GO, Public Facilities, AD Valorem Property Tax, (BAM), 4.00%, 04/15/32	500,000	534,415

New York, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Series A), 5.00%, 08/01/31	250,000	281,019

New York, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series A-1), 5.00%, 09/01/38	1,000,000	1,096,310

North Hempstead, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 03/15/42	650,000	663,465

Saratoga County, NY, GO, Refunding Notes, AD Valorem Property Tax, 4.00%, 09/01/44	500,000	501,843

Suffolk County, NY, GO, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/15/33	500,000	575,768

Syracuse, NY, GO, Public Improvements, AD Valorem Property Tax, 4.00%, 05/01/34	805,000	869,676

Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM), 5.00%, 05/01/30	1,000,000	1,094,258

TOTAL GENERAL OBLIGATIONS		$5,616,754

HIGHER EDUCATION – 12.6%

Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A), 5.00%, 07/01/29	1,195,000	1,217,717

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

PORTFOLIOS OF INVESTMENTS	19

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	$1,040,000	$1,086,757

Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	804,708

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,101,411

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	545,000	563,980

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	300,000	309,597

TOTAL HIGHER EDUCATION		$5,084,170

MEDICAL – 7.0%

Monroe County Industrial Development Corp., NY, Current Refunding Revenue Bonds, (Rochester Regional Health Project), 5.00%, 12/01/34	500,000	532,069

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Memorial Sloan Kettering Cancer Center), (Series C), 4.00%, 07/01/34	500,000	507,043

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,056,540

New York State Dormitory Authority, NY, Revenue Bonds, (Northwell Health Obligated Group), (Series A), 4.00%, 05/01/38	500,000	507,527

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (NYU Langone Hospitals Obligated Group), (Series A), 5.00%, 07/01/34	175,000	204,945

TOTAL MEDICAL		$2,808,124

POWER – 2.6%

Utility Debt Securitization Authority, NY, Refunding Revenue Bonds, (Series TE), 5.00%, 12/15/38	950,000	1,064,554

SCHOOL DISTRICT – 5.2%

Corning City School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/37	500,000	519,198

Niagara Falls City School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (BAM St. Aid Withholding), 5.00%, 06/15/34	400,000	464,647

Description	Par Value	Value

Springville-Griffith Institiute Central School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/33	$1,000,000	$1,090,980

TOTAL SCHOOL DISTRICT		$2,074,825

TRANSPORTATION – 4.6%

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/29	1,530,000	1,612,285

Triborough Bridge & Tunnel Authority, NY, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/15/36	245,000	252,220

TOTAL TRANSPORTATION		$1,864,505

UTILITIES – 3.0%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A) 5.00%, 09/01/34	750,000	820,921
4.00%, 09/01/39	400,000	404,915

TOTAL UTILITIES		$1,225,836

WATER – 4.1%

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 5.00%, 06/15/34	750,000	808,319

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	850,854

TOTAL WATER		$1,659,173

TOTAL NEW YORK		$39,569,469

TOTAL MUNICIPAL BONDS (Cost $39,963,753)		$39,569,469

	Number of Shares

MONEY MARKET FUND – 0.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%^	165,455	165,455

TOTAL MONEY MARKET FUND (Cost $165,455)		$165,455

TOTAL INVESTMENTS – 98.8% (Cost $40,129,208)		$39,734,924
OTHER ASSETS LESS LIABILITIES – 1.2%		495,685

TOTAL NET ASSETS – 100.0%		$40,230,609

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$39,569,469	$—	$39,569,469

Money Market Fund	165,455	—	—	165,455

Total	$165,455	$39,569,469	$—	$39,734,924

^ 7-Day net yield.
The following acronyms are used throughout this Portfolio of Investments:

AG	Insured by Assured Guaranty Inc.

BAM	Build America Mutual Assurance Company

GO	General Obligation

NATL	National Public Finance Guarantee Corporation

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF ASSETS AND LIABILITIES	21

October 31, 2025 (unaudited)	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$744,720,976		$364,736,294		$40,129,208

Investments in securities, at value	$715,400,855	(a)	$363,329,498		$39,734,924
Income receivable	5,980,064		4,777,720		533,677
Foreign tax reclaim receivable	1,129		—		—
Due from advisor	—		—		6,820
Receivable for shares sold	788,476		185,001		21,222
Prepaid assets	37,168		29,821		18,592

TOTAL ASSETS	722,207,692		368,322,040		40,315,235

LIABILITIES:
Collateral for securities on loan	17,185,045		—		—
Payable for investments purchased	4,291,468		—		—
Income distribution payable	1,266,977		626,292		13,446
Payable for shares redeemed	249,367		21,325		5,161
Payable for Trustees’ fees	4,784		4,784		4,784
Payable for administration fees	16,648		8,667		955
Payable for distribution services fees	348		2,561		773
Payable for shareholder services fees	139		—		—
Payable for investment advisory fees	193,091		100,025		—
Other accrued expenses	141,422		105,602		59,507

TOTAL LIABILITIES	23,349,289		869,256		84,626

NET ASSETS	$698,858,403		$367,452,784		$40,230,609

NET ASSETS CONSIST OF:

Paid-in capital	$743,018,739		$378,495,712		$42,093,397
Distributable earnings (loss)	(44,160,336)		(11,042,928)		(1,862,788)

TOTAL NET ASSETS	$698,858,403		$367,452,784		$40,230,609

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A

Net Assets	$1,616,829		$12,022,893		$3,560,954

Shares outstanding (unlimited shares authorized)	178,707		962,270		356,867

Net Asset Value per share	$9.05		$12.49		$9.98

Offering Price per share*	$9.48	**	$13.08	**	$10.45	**

Class I

Net Assets	$697,241,574		$355,429,891		$36,669,655

Shares outstanding (unlimited shares authorized)	78,411,840		28,439,538		3,672,940

Net Asset Value and Offering Price per share	$8.89		$12.50		$9.98

(a)	Including $16,471,929 of securities on loan (Note 2).
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

22	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2025 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$70,932	$70,181	$9,220
Interest	14,066,480	5,551,227	580,097
Securities lending income, net	17,666	—	—

TOTAL INVESTMENT INCOME	14,155,078	5,621,408	589,317

EXPENSES:
Investment advisory fees	1,539,074	798,120	90,537
Administration fees	96,710	50,152	5,690
Portfolio accounting and administration fees	87,949	52,543	16,167
Custodian fees	8,228	3,381	1,468
Transfer and dividend disbursing agent fees and expenses	7,547	7,336	1,202
Trustees’ fees	40,069	40,069	40,069
Professional fees	66,308	64,466	62,174
Distribution services fee—Class A	2,069	15,262	4,860
Shareholder services fee—Class A	2,069	15,262	4,860
Share registration costs	18,473	18,498	6,837
Printing and postage	8,295	5,744	4,226
Miscellaneous	33,436	24,330	14,800

TOTAL EXPENSES	1,910,227	1,095,163	252,890

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(435,419)	(231,047)	(130,501)
Waiver of shareholder services fee—Class A	(1,864)	(15,262)	(4,860)

TOTAL WAIVERS AND REIMBURSEMENTS	(437,283)	(246,309)	(135,361)

Net expenses	1,472,944	848,854	117,529

Net investment income	12,682,134	4,772,554	471,788

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(565,495)	(1,027,414)	(13,254)
Net change in unrealized appreciation (depreciation) on investments	10,477,822	12,266,665	1,217,014

Net realized and unrealized gain (loss)	9,912,327	11,239,251	1,203,760

Change in net assets resulting from operations	$22,594,461	$16,011,805	$1,675,548

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS	23

	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income	$12,682,134	$21,972,094	$ 4,772,554	$8,273,017
Net realized gain (loss)	(565,495)	(7,560,780)	(1,027,414)	(967,191)
Net change in unrealized appreciation (depreciation)	10,477,822	31,016,312	12,266,665	(482,722)

Change in net assets resulting from operations	22,594,461	45,427,626	16,011,805	6,823,104

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(28,322)	(57,461)	(149,357)	(329,859)
Class I	(12,628,274)	(22,011,383)	(4,623,499)	(7,942,874)

Total distributions to shareholders	(12,656,596)	(22,068,844)	(4,772,856)	(8,272,733)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	353	26,639	19,607	478,044
Class I	67,801,491	134,629,175	48,605,671	73,122,608
Distributions reinvested
Class A	27,378	55,460	127,606	280,898
Class I	5,309,517	9,473,351	1,007,627	1,654,256
Cost of shares redeemed
Class A	(131,700)	(254,640)	(1,155,685)	(2,858,486)
Class I	(41,066,884)	(91,624,611)	(28,312,658)	(50,431,576)

Change in net assets resulting from share transactions	31,940,155	52,305,374	20,292,168	22,245,744

Change in net assets	41,878,020	75,664,156	31,531,117	20,796,115

NET ASSETS:
Beginning of period	656,980,383	581,316,227	335,921,667	315,125,552

End of period	$698,858,403	$656,980,383	$ 367,452,784	$335,921,667

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	40	3,023	1,582	39,046
Class I	7,754,453	15,484,400	3,973,825	5,982,188
Distributions reinvested
Class A	3,062	6,237	10,399	22,898
Class I	604,151	1,084,737	82,054	134,845
Shares redeemed
Class A	(14,751)	(28,449)	(94,805)	(233,246)
Class I	(4,668,249)	(10,548,497)	(2,311,391)	(4,113,572)

Net change resulting from share transactions	3,678,706	6,001,451	1,661,664	1,832,159

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

24	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington New York Municipal Bond Fund

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income	$471,788	$873,540
Net realized gain (loss)	(13,254)	(347,803)
Net change in unrealized appreciation (depreciation)	1,217,014	137,662

Change in net assets resulting from operations	1,675,548	663,399

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(41,143)	(86,845)
Class I	(430,642)	(786,714)

Total distributions to shareholders	(471,785)	(873,559)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	1,833	14,986
Class I	4,058,669	4,288,436
Distributions reinvested
Class A	38,020	79,933
Class I	349,939	629,310
Cost of shares redeemed
Class A	(520,982)	(739,686)
Class I	(3,714,190)	(4,403,650)

Change in net assets resulting from share transactions	213,289	(130,671)

Change in net assets	1,417,052	(340,831)
NET ASSETS:
Beginning of period	38,813,557	39,154,388

End of period	$40,230,609	$38,813,557

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	187	1,533
Class I	415,415	440,094
Distributions reinvested
Class A	3,875	8,149
Class I	35,655	64,104
Shares redeemed
Class A	(52,623)	(75,285)
Class I	(378,835)	(448,825)

Net change resulting from share transactions	23,674	(10,230)

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS	25

For a share outstanding throughout each period:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Period	$ 8.92		$ 8.58	$ 8.96	$9.23	$10.25	$10.39
Income (Loss) From Operations:
Net Investment Income(a)	0.15		0.29	0.25	0.19	0.15	0.15
Net Realized and Unrealized Gain (Loss)	0.13		0.34	(0.38)	(0.26)	(0.99)	(0.10)

Total Income (Loss) From Operations	0.28		0.63	(0.13)	(0.07)	(0.84)	0.05

Less Distributions From:
Net Investment Income	(0.15)		(0.29)	(0.25)	(0.20)	(0.18)	(0.18)
Net Realized Gains	—		—	—	—	—	(0.01)

Total Distributions	(0.15)		(0.29)	(0.25)	(0.20)	(0.18)	(0.19)

Net Asset Value, End of Period	$ 9.05		$ 8.92	$ 8.58	$ 8.96	$9.23	$10.25

Total Return(b)	3.22%		7.40%	(1.46)%	(0.71)%	(8.37)%	0.51%
Net Assets, End of Period (000’s)	$1,617		$1,698	$1,798	$2,018	$2,691	$2,234
Ratios to Average Net Assets
Gross Expense(c)	1.06	%(d)	1.06%	1.06%	1.07%	1.06%	1.06%
Net Expense(c),(e)	0.70	%(d)	0.70%	0.77%	0.77%	0.77%	0.81%
Net Investment Income	3.43	%(d)	3.26%	2.81%	2.16%	1.45%	1.46%
Portfolio Turnover Rate	13%		29%	18%	24%	26%	34%

CLASS I	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Period	$ 8.77		$ 8.44	$ 8.81	$ 9.08	$ 10.08	$ 10.22
Income (Loss) From Operations:
Net Investment Income(a)	0.16		0.31	0.27	0.22	0.18	0.18
Net Realized and Unrealized Gain (Loss)	0.12		0.33	(0.37)	(0.26)	(0.97)	(0.09)

Total Income (Loss) From Operations	0.28		0.64	(0.10)	(0.04)	(0.79)	0.09

Less Distributions From:
Net Investment Income	(0.16)		(0.31)	(0.27)	(0.23)	(0.21)	(0.22)
Net Realized Gains	—		—	—	—	—	(0.01)

Total Distributions	(0.16)		(0.31)	(0.27)	(0.23)	(0.21)	(0.23)

Net Asset Value, End of Period	$ 8.89		$ 8.77	$ 8.44	$ 8.81	$ 9.08	$ 10.08

Total Return(b)	3.27%		7.66%	(1.09)%	(0.42)%	(8.02)%	0.83%
Net Assets, End of Period (000’s)	$697,241		$655,282	$579,518	$550,087	$570,825	$623,556
Ratios to Average Net Assets
Gross Expense(c)	0.56	%(d)	0.56%	0.56%	0.57%	0.56%	0.75%
Net Expense(c),(e)	0.43	%(d)	0.43%	0.43%	0.43%	0.43%	0.47%
Net Investment Income	3.71	%(d)	3.54%	3.15%	2.51%	1.79%	1.79%
Portfolio Turnover Rate	13%		29%	18%	24%	26%	34%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

26	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON MUNICIPAL BOND FUND

CLASS A	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Period	$ 12.11		$ 12.16	$ 12.25	$ 12.12	$ 13.41	$ 12.72
Income (Loss) From Operations:
Net Investment Income(a)	0.15		0.29	0.26	0.22	0.19	0.20
Net Realized and Unrealized Gain (Loss)	0.38		(0.05)	(0.09)	0.13	(1.25)	0.70

Total Income (Loss) From Operations	0.53		0.24	0.17	0.35	(1.06)	0.90

Less Distributions From:
Net Investment Income	(0.15)		(0.29)	(0.26)	(0.22)	(0.19)	(0.21)
Net Realized Gains	—		—	—	—	(0.04)	—

Total Distributions	(0.15)		(0.29)	(0.26)	(0.22)	(0.23)	(0.21)

Net Asset Value, End of Period	$ 12.49		$ 12.11	$ 12.16	$ 12.25	$ 12.12	$ 13.41

Total Return(b)	4.41%		1.93%	1.42%	2.92%	(8.08)%	7.05%
Net Assets, End of Period (000’s)	$12,023		$12,652	$14,790	$16,745	$17,942	$23,716
Ratios to Average Net Assets
Gross Expense(c)	1.10	%(d)	1.11%	1.10%	1.11%	1.08%	1.10%
Net Expense(c),(e)	0.72	%(d)	0.72%	0.73%	0.74%	0.74%	0.74%
Net Investment Income	2.45	%(d)	2.34%	2.15%	1.81%	1.42%	1.53%
Portfolio Turnover Rate	7%		22%	19%	28%	23%	24%

CLASS I	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Period	$ 12.11		$ 12.16	$ 12.26	$ 12.13	$ 13.42	$ 12.73
Income (Loss) From Operations:
Net Investment Income(a)	0.17		0.32	0.29	0.25	0.22	0.24
Net Realized and Unrealized Gain (Loss)	0.39		(0.05)	(0.10)	0.13	(1.25)	0.69

Total Income (Loss) From Operations	0.56		0.27	0.19	0.38	(1.03)	0.93

Less Distributions From:
Net Investment Income	(0.17)		(0.32)	(0.29)	(0.25)	(0.22)	(0.24)
Net Realized Gains	—		—	—	—	(0.04)	—

Total Distributions	(0.17)		(0.32)	(0.29)	(0.25)	(0.26)	(0.24)

Net Asset Value, End of Period	$ 12.50		$ 12.11	$ 12.16	$ 12.26	$ 12.13	$ 13.42

Total Return(b)	4.63%		2.20%	1.60%	3.18%	(7.83)%	7.32%
Net Assets, End of Period (000’s)	$355,430		$323,270	$300,336	$322,805	$303,707	$338,952
Ratios to Average Net Assets
Gross Expense(c)	0.60	%(d)	0.61%	0.60%	0.61%	0.59%	0.79%
Net Expense(c),(e)	0.47	%(d)	0.47%	0.48%	0.49%	0.49%	0.49%
Net Investment Income	2.70	%(d)	2.59%	2.40%	2.06%	1.67%	1.78%
Portfolio Turnover Rate	7%		22%	19%	28%	23%	24%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS (concluded)	27

For a share outstanding throughout each period:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Period	$ 9.68		$ 9.74	$ 9.83	$ 9.71	$10.69	$10.20
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.20	0.18	0.15	0.13	0.14
Net Realized and Unrealized Gain (Loss)	0.30		(0.06)	(0.09)	0.12	(0.95)	0.51

Total Income (Loss) From Operations	0.40		0.14	0.09	0.27	(0.82)	0.65

Less Distributions From:
Net Investment Income	(0.10)		(0.20)	(0.18)	(0.15)	(0.13)	(0.14)
Net Realized Gains	—		—	—	—	(0.03)	(0.02)

Total Distributions	(0.10)		(0.20)	(0.18)	(0.15)	(0.16)	(0.16)

Net Asset Value, End of Period	$ 9.98		$ 9.68	$ 9.74	$ 9.83	$ 9.71	$10.69

Total Return(b)	4.20%		1.43%	0.90%	2.79%	(7.74)%	6.38%
Net Assets, End of Period (000’s)	$3,561		$3,926	$4,589	$5,212	$5,536	$6,789
Ratios to Average Net Assets
Gross Expense(c)	1.71	%(d)	1.73%	1.57%	1.53%	1.37%	1.34%
Net Expense(c),(e)	0.81	%(d)	0.81%	0.81%	0.82%	0.82%	0.82%
Net Investment Income	2.12	%(d)	2.04%	1.81%	1.52%	1.24%	1.31%
Portfolio Turnover Rate	5%		27%	29%	6%	7%	14%

CLASS I	Six Months Ended October 31, 2025 (Unaudited)		Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021

Net Asset Value, Beginning of Period	$ 9.69		$ 9.75	$ 9.84	$ 9.72	$10.70	$10.20
Income (Loss) From Operations:
Net Investment Income(a)	0.12		0.22	0.20	0.17	0.16	0.16
Net Realized and Unrealized Gain (Loss)	0.29		(0.06)	(0.09)	0.12	(0.95)	0.53

Total Income (Loss) From Operations	0.41		0.16	0.11	0.29	(0.79)	0.69

Less Distributions From:
Net Investment Income	(0.12)		(0.22)	(0.20)	(0.17)	(0.16)	(0.17)
Net Realized Gains	—		—	—	—	(0.03)	(0.02)

Total Distributions	(0.12)		(0.22)	(0.20)	(0.17)	(0.19)	(0.19)

Net Asset Value, End of Period	$ 9.98		$ 9.69	$ 9.75	$ 9.84	$ 9.72	$ 10.70

Total Return(b)	4.23%		1.68%	1.15%	3.04%	(7.50)%	6.74%
Net Assets, End of Period (000’s)	$36,670		$34,888	$34,565	$40,420	$47,950	$59,887
Ratios to Average Net Assets
Gross Expense(c)	1.21	%(d)	1.23%	1.07%	1.03%	0.87%	1.03%
Net Expense(c),(e)	0.56	%(d)	0.56%	0.56%	0.57%	0.57%	0.57%
Net Investment Income	2.37	%(d)	2.29%	2.06%	1.77%	1.49%	1.55%
Portfolio Turnover Rate	5%		27%	29%	6%	7%	14%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

28	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2025 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 3 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(d)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d) Diversified

The Funds offer Class A and Class I shares. All shares of the Trust have equal rights with respect to voting, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

●	investments in open-end regulated investment companies are valued at NAV;

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value; and

●	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	29

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Funds’ policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2025, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Broad Market Bond Fund
Bank of America Securities, Inc.	$1,019,851	$1,019,851	$—	$—
Citadel Securities LLC	3,179,233	3,179,233	—	—
Daiwa Capital Markets America, Inc.	2,988,479	2,988,479	—	—
Deutsche Bank Securities, Inc.	841,291	841,291	—	—
HSBC Securities USA, Inc.	2,988,479	2,988,479	—	—
HSBC Securities USA, Inc.	190,754	190,754	—	—
Nomura Securities International, Inc.	2,988,479	2,988,479	—	—
RBC Dominion Securities, Inc.	2,988,479	2,988,479	—	—

	$17,185,045	$17,185,045	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Segment Reporting – Each Fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its investment objective as outlined in the Funds’ prospectus. The Investment Committee - General Matters, comprising senior management of the Advisor and the President of the Funds, acts as the chief operating decision maker (CODM) and regularly reviews the Funds’ total returns, expense ratios, and changes in net assets as presented within the Funds’ financial statements to assess performance and to make decisions about resources to be allocated to the Funds.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with the Valuation Procedures.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

30	NOTES TO FINANCIAL STATEMENTS (continued)

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2025, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

Broad Market Bond Fund	$16,471,929	$16,471,929	$—

(1)	Collateral with a value of $17,185,045 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to-comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2025.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Broad Market Bond Fund	$744,720,981	$8,015,865	$(37,335,991)	$(29,320,126)
Municipal Bond Fund	364,758,185	4,348,294	(5,776,981)	(1,428,687)
New York Municipal Bond Fund	40,129,208	373,942	(768,226)	(394,284)

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2025, character of capital loss carryforwards were as follows:

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (continued)	31

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards

Broad Market Bond Fund	$(1,713,112)	$(13,023,413)	$(14,736,525)

Municipal Bond Fund	(1,319,796)	(7,256,200)	(8,575,996)
New York Municipal Bond Fund	(63,903)	(1,391,056)	(1,454,959)

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Broad Market Bond Fund	0.45%
Municipal Bond Fund	0.45%
New York Municipal Bond Fund	0.45%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2026, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations

Fund	Class A	Class I

Broad Market Bond Fund	0.78%	0.43%
Municipal Bond Fund	0.72%	0.47%
New York Municipal Bond Fund	0.81%	0.56%

Administrative Fees – The Bank of New York (“BNY”) provides the Trust with fund administration services. BNY fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNY	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNY may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNY will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2025, neither WFMC nor BNY waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

32	NOTES TO FINANCIAL STATEMENTS (continued)

For the six months ended October 31, 2025, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

Broad Market Bond Fund	$ 39
Municipal Bond Fund	2,356
New York Municipal Bond Fund	31

Sales Charges – The Funds’ Class A shares bear front-end sales charges.

For the six months ended October 31, 2025, M&T did not receive sales charges on the sale of Class A shares.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2025, M&T received shareholder service fees, net of waivers, paid by the Funds as follows:

Fund	Shareholder Services Fees

Broad Market Bond Fund	$16

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNY provides custody services to the Trust.

BNY Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2025 were as follows:

Fund	Purchases	Sales

Broad Market Bond Fund	$85,318,073	$29,540,417
Municipal Bond Fund	45,999,971	23,148,365
New York Municipal Bond Fund	2,718,543	1,966,284

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2025 were as follows:

Fund	Purchases	Sales

Broad Market Bond Fund	$29,056,619	$54,828,004

6.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NOTES TO FINANCIAL STATEMENTS (concluded)	33

social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

7.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNY, which was renewed and became effective March 26, 2025. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. Commitment fees allocated to the Funds are included in Miscellaneous expenses on the Statement of Operations. The LOC expires on March 25, 2026.

The Funds did not utilize the LOC during the six months ended October 31, 2025.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material subsequent events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

34

OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End

Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End

Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Renewal of Advisory and Sub-Advisory Agreements

At a meeting held on September 25-26, 2025 (the “September Meeting”), the Board of Trustees (the “Board”) of the Wilmington Funds (the “Trust,” and each series, a “Fund”) agreed to approve the renewal of the Trust’s investment advisory agreement and sub-advisory agreement (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), of the Trust, to consider information relating to each Fund of the Trust, as generally described below.

At a meeting held on August 18, 2025 (the “August Meeting”), the Board met with personnel of Wilmington Funds Management Corporation (“WFMC”), Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and independent counsel to the Independent Trustees (“Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA. At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel that was sent on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser provided the Board with an initial basis for the approval of the Advisory Agreements and discussed with the Board the information about the Adviser, including information provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

●

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

●	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;

●	Information about fees paid by other clients of the Adviser that have substantially similar investment objectives to the corresponding Fund; and

●	The financial stability of the Adviser and its parent company.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment performance, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements. The Board generally concluded that, for each Fund, the consideration of each factor above supported the renewal of each Advisory Agreement.

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Semi-Annual Financial Statements and Other Information	35

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

●	The nature and extent of the investment advisory services to be provided to each Fund by the Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;
●	The prospects for satisfactory investment performance were reasonable; and
●	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington Broad Market Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the three- and five-year periods ended June 30, 2025 and below the peer group average for the one-year period ended June 30, 2025. The Board considered management’s explanation of the Fund’s underperformance and its views that underperformance could be attributed to the Fund’s slightly lower duration versus the Fund’s index as interest rates have fallen, as well as to the Fund’s minimal exposure to the high yield market versus the Fund’s peers as lower quality, high yield corporate bonds outperformed higher quality corporate bonds.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Municipal Bond Fund

The Board considered that the Fund’s net management fee rate was slightly above the Fund’s expense group median and net total expense ratio was below the Fund’s expense group median. The Board also considered the Fund’s improved performance, as the Fund achieved total return performance above the peer group average for the one-year period ended June 30, 2025 and below the peer group average for the three- and five-year periods ended June 30, 2025.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington New York Municipal Bond Fund

The Board considered that the Fund’s net management fee rate was below the Fund’s expense group median and net total expense ratio was above the Fund’s expense group median. The Board also considered the Fund’s improved performance had achieved total return performance above the peer group average for the one-year period ended June 30, 2025 and below the peer group average for the three- and five-year periods ended June 30, 2025.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

36

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 11, 2025

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; ensure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Practices

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this Notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2025 (unaudited) / SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

37

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained only as long as needed to fulfill the business purpose(s).

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website. You can manage your cookie preferences here and find additional information in the Wilmington Trust Cookie Notice.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

●	You can find additional information in the Wilmington Trust Digital Privacy Notice.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Notice

The effective date of this Notice is March 11, 2025. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION / October 31, 2025 (unaudited)

   Investment Advisor

 Wilmington Funds Management Corp.

 1100 North Market Street

 9th Floor

 Wilmington, DE 19890

   Sub-Advisor

 Wilmington Trust Investment Advisors, Inc.

 1100 North Market Street

 9th Floor

 Wilmington, DE 19890

   Co-Administrator

 Wilmington Funds Management Corp.

 1100 North Market Street

 9th Floor

 Wilmington, DE 19890

   Custodian

 The Bank of New York

 240 Greenwich Street

 New York, NY 10286

  Distributor

 ALPS Distributors, Inc.

 1290 Broadway, Suite 1100

 Denver, CO 80203

  Fund Accountant, Co-Administrator, Transfer Agent

  and Dividend Disbursing Agent

 BNY Investment Servicing (U.S.) Inc.

 301 Bellevue Parkway

 Wilmington, DE 19809

  Independent Registered Public Accounting Firm

 PricewaterhouseCoopers LLP

 Two Commerce Square

 2001 Market Street, Suite 1800

 Philadelphia, PA 19103

WT-SAR-FI-1025
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the semi-annual financial statements and other information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of the semi-annual financial statements and other information filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation. [Applies to listed companies only]

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	There was no change in the Registrant’s independent registered public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wilmington Funds

By (Signature and Title)*	/s/ Charles S. Todd
Charles S. Todd
(Principal Executive Officer)

Date January 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles S. Todd
Charles S. Todd
(Principal Executive Officer)

Date January 2, 2026

By (Signature and Title)*	/s/ Arthur W. Jasion
Arthur W. Jasion
(Principal Financial Officer)

Date January 2, 2026

* Print the name and title of each signing officer under his or her signature.